[PHOTO OF BUILDING OMITTED]

                                      SEMI-
                                  ANNUAL REPORT
================================================================================
                                 To Shareholders
                                  June 30, 2001

                              [PILLAR LOGO OMITTED]
                                THE PILLAR FUNDS
                           YOUR INVESTMENT FOUNDATION

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................  1

STATEMENTS OF NET ASSETS/
      SCHEDULE OF INVESTMENTS ..............................  3

STATEMENT OF ASSETS AND LIABILITIES ........................ 36

STATEMENTS OF OPERATIONS ................................... 37

STATEMENTS OF CHANGES IN NET ASSETS ........................ 40

FINANCIAL HIGHLIGHTS ....................................... 46

NOTES TO FINANCIAL STATEMENTS .............................. 52

SHAREHOLDER VOTING RESULTS ................................. 81

                     NOT
                    FDIC
                   INSURED

               MAY LOSE VALUE
              NO BANK GUARANTEE

LETTER TO SHAREHOLDERS                                     [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

INVESTMENT OUTLOOK
BY HILTON M. JERVEY, SENIOR VICE PRESIDENT/REGIONAL MANAGER NJ/PA

June 30, 2001

FALLING INTEREST RATES AND UNEVEN EQUITY PERFORMANCE
     After relatively negative returns during the first three months of 2001, U.S. equity market performance improved early in the second quarter as the market began to respond to the Federal Reserve's aggressive easing of interest rates. Interest rates, which began to decline on the second business day of the year, continued to trend downward. However, as the second quarter progressed, concerns over the health of the economy increased. Investors saw a much more significant deterioration in corporate profits than was anticipated. This took away from the more positive environment created by falling interest rates.

     In this environment, the S&P 500 Index posted a 6% return for the second quarter of 2001 while declining more than 7% for the six months through June. The NASDAQ Index recovered 17% during the second quarter but was still down almost 13% for the semi-annual period. The NASDAQ Index is much more heavily weighted in the technology sector than the S&P 500 Index is and was therefore impacted more severely as technology stocks took the brunt of the slowing economy.

POSITIVE FIXED-INCOME PERFORMANCE
     Naturally, in this falling interest rate environment, fixed-income securities have been posting positive returns. But, the Treasury yield curve reports interest rates at midyear that are actually higher than they were at the start of 2001 for any maturity of five years or longer as fixed-income investors are concerned about the inflationary implications of easing. Looking ahead, with almost all of the countries around the world struggling to promote economic growth, it would not be surprising to see interest rates across the whole spectrum of maturities decline over the next six months. We expect at least one more Fed move to lower rates further in our own economy.

ENCOURAGING SIGNS FOR CONSUMER SPENDING AND EMPLOYMENT TRENDS
     The Federal Reserve's misguided efforts during 2000 to slow the U.S. economy, caused growth to suffer during the first half of 2001. We have seen a relatively abrupt inventory adjustment, a dramatic reduction in corporate capital spending centered in the technology sector, and a significant slowdown in consumer spending. Going forward, the consumer-spending trend will be significant since it accounts for two thirds of our Gross Domestic Product. So far, the signs are relatively positive. Spending for cars has remained at a high level primarily due to aggressive incentives on the part of the automobile manufacturers. The housing sales level has also been favorable because of attractive mortgage rates. Overall, consumer confidence has held up reasonably well.

     It seems likely that employment trends are going to tell the tale with respect to consumer spending and by extension the broader economy. If the consumer seems assured that his or her job is not in jeopardy, then optimism will prevail and spending will follow. Currently, a number of confusing factors are affecting employment. There are also some questions regarding the reported statistics. With current levels of weekly new unemployment claims of around 400,000, more jobs are being lost than created as reflected in the rising unemployment rate. But many of the jobs that are being lost are temporary workers who are dropping out of the labor force thereby keeping the unemployment rate lower than it would be otherwise. Also, the government adds a constant month-to-month "fudge factor" to the job creation statistic to

                                                           (CONTINUED NEXT PAGE)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
(CONTINUED)

account for the impact of small business. This "fudge factor" is considerable and is probably overstated in the current environment further clouding the true unemployment picture. On the other hand, there is no question that corporations are hoarding labor, despite all the headlines about layoffs. They are understandably reluctant to let highly trained employees go when they believe they will be needed in the near future when growth resumes. Another indicator of this attitude and the tightness of labor markets is the continued escalation in wage rates. With most of any inventory correction behind us, and capital spending beginning to bottom out, it seems likely that employment trends will begin to stabilize as well.

UNFAVORABLE CORPORATE EARNINGS
     The same factors that have impacted employment have played havoc with corporate earnings. Margins have been noticeably influenced by the combination of slowing volumes, the general increase in the cost of energy, and the combination of continued gains in wages without a commensurate reduction in overall labor expense. Quarterly earnings comparisons for the S&P 500 began to be negative during the fourth quarter of 2000 and, given today's business climate, should be unfavorable at least through the third quarter of this year. However, investors should not be too pessimistic since the equity market always responds to upturns about nine months in advance and the positive leverage from an upturn in volume is almost always underestimated.

THE ABSENCE OF INFLATION
     Another positive factor for financial markets should be the absence of inflation in the months ahead. Energy prices, the primary source of the acceleration in the Consumer Price Index during the past year, are coming down sharply. Demand has dropped well below earlier projections allowing inventories of crude oil, refined products, and natural gas to be replenished much faster than anticipated. Our strong dollar has also restrained import prices, but has made our exports more expensive.

A GOOD CLIMATE FOR MAKING SOUND, LONG-TERM COMMITMENTS
     The choppy equity market with negative responses to each new shortfall in expectations has made it difficult for investors to be confident that buying stocks is currently the right course. But it is in just such a climate that the soundest long-term commitments to equities can be made. Monetary, fiscal, and regulatory policies are all more positive for business prospects than they were a year ago. Valuations, taking into consideration a benign inflation environment and the depressed level of corporate earnings, are very reasonable for a large cross section of stocks. Current conditions offer a good opportunity for investors to own a diversified portfolio that encompasses the growth sectors of our economy including health care, financial services, and technology. Investors should look for solid, long-term buying opportunities while remaining steadfastly focused and committed to their plans for reaching their future financial goals.


Sincerely,

/S/SIGNATURE
HILTON M. JERVEY

--------------------------------------------------------------------------------
2

STATEMENT OF NET ASSETS                                    [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--42.3%
   U.S. Treasury Bills (A)
     3.940%,  07/05/01                $ 45,000     $    44,980
     4.080%,  07/19/01                  45,000          44,908
     3.400%,  08/23/01                  50,000          49,753
     3.360%,  08/30/01                  50,000          49,720
     3.430%,  09/06/01                  50,000          49,681
     3.440%,  09/13/01                  50,000          49,647
     3.425%,  12/13/01                  50,000          49,215
   U.S. Treasury Notes
     6.500%,  08/31/01                  50,000          50,240
     6.625%,  05/31/02                  50,000          51,183
                                                    ----------
Total U.S. Treasury Obligations
   (Cost $439,327)                                     439,327
                                                    ----------

REPURCHASE AGREEMENTS--57.9%
   Barclays (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $35,269,491 (collateralized by
     U.S. Treasury Obligations, total
     market value $35,967,591)          35,262          35,262
   JP Morgan Chase (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $214,149,367 (collateralized by
     U.S. Treasury Obligations, total
     market value $218,387,685)        214,103         214,103
   Lehman Brothers (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $30,920,053 (collateralized by
     U.S. Treasury Obligations, total
     market value $31,532,140)          30,913          30,913
   Merrill Lynch (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $28,521,930 (collateralized by
     U.S. Treasury Obligations, total
     market value $29,088,415)          28,516          28,516
   Morgan Stanley (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $36,576,724 (collateralized by
     U.S. Treasury Obligations, total
     market value $38,203,143)          36,569          36,569
   Deutsche (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $34,068,319 (collateralized by
     U.S. Treasury Obligations, total
     market value $34,742,279)          34,061          34,061

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   UBS Warburg Dillion (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $222,475,977 (collateralized by
     U.S. Treasury Obligations, total
     market value $226,880,457)       $222,428       $ 222,428
                                                    ----------
Total Repurchase Agreements
   (Cost $601,852)                                     601,852
                                                    ----------
Total Investments -- 100.2%
   (Cost $1,041,179)                                 1,041,179
                                                    ----------
OTHER ASSETS AND LIABILITIES, NET--(0.2%)               (1,902)
                                                    ----------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value) based
     on 842,563,220 outstanding shares
     of beneficial interest                            842,563
   Portfolio Shares of Class A
     (unlimited authorization -- no par value) based
     on 196,804,081 outstanding shares
     of beneficial interest                            196,804
   Distributions in excess of net investment income        (90)
                                                    ----------
Total Net Assets-- 100.0%                           $1,039,277
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                             $1.00
                                                    ==========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE DISCOUNT RATE AT TIME OF PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

MUNICIPAL BONDS--97.1%
ALASKA--4.9%
   Valdez, Alaska Marine Terminal,
     Exxon/Mobile Project, RB (A) (B)
     3.250%,  01/01/31                  $2,315         $ 2,315
   Valdez, Alaska Marine Terminal,
     Exxon Pipeline Project,
     Ser C, RB (A) (B)
     3.250%,  12/01/33                   6,000           6,000
                                                      --------
                                                         8,315
                                                      --------
ARIZONA--1.2%
   Phoenix, Ser A, GO
     4.800%,  07/01/01                     500             500

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND  (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Pima County, GO
     6.550%,  07/01/01                  $1,600         $ 1,600
                                                      --------
                                                         2,100
                                                      --------
CALIFORNIA--4.1%
   Los Angeles, Regional Airport
     Improvement Project, Sublease L,
     RB (A) (B) (C)
     3.300%,  12/01/25                   6,900           6,900
                                                      --------
COLORADO--1.8%
   Moffat County, Pollution Control,
     RB, AMBAC (A) (B)
     3.050%,  07/01/10                   3,000           3,000
                                                      --------
DISTRICT OF COLUMBIA--3.3%
   District of Columbia, George
     Washington University,
     Ser A, RB, MBIA
     5.000%,  09/15/01                     500             502
   District of Columbia, George
     Washington University, Ser C,
     RB, MBIA (A) (B)
     2.800%,  09/15/29                   3,465           3,465
   District of Columbia, Ser B-3,
     GO (A) (B) (C)
     3.450%,  06/01/03                   1,600           1,600
                                                      --------
                                                         5,567
                                                      --------
FLORIDA--3.1%
   Greater Orlando, Aviation Authority,
     Ser D, RB, AMBAC
     5.450%,  10/01/01                   3,200           3,218
   Sunshine State, Governmental
     Funding, RB, AMBAC (A) (B)
     2.800%,  07/01/16                   2,000           2,000
                                                      --------
                                                         5,218
                                                      --------
GEORGIA--1.8%
   Cobb County, Georgia School
     District, GO
     4.750%,  02/01/02                   1,300           1,311
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Housing Project, RB (A) (B) (C)
     4.208%,  01/15/09                   1,790           1,790
                                                      --------
                                                         3,101
                                                      --------
IDAHO--1.2%
   Idaho State, TAN
     3.750%,  06/28/02                   2,000           2,022
                                                      --------
ILLINOIS--0.8%
   Arlington Heights, Ser A, GO
     4.550%,  12/01/01                   1,425           1,431
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
INDIANA--2.1%
   Richmond, Hospital Authority,
     Reid Hospital & Health Care
     Project, RB (A) (B)
     4.350%,  01/01/12                  $3,500       $   3,500
                                                     ---------
KANSAS--0.5%
   Johnson County, Internal
     Improvement Project, Ser A, GO
     4.250%,  09/01/01                     865             867
                                                     ---------
LOUISIANA--4.8%
   Louisiana State, Offshore Terminal
     Authority, 1st Stage A-Loop
     Project, RB (A) (B) (C)
     3.300%,  09/01/06                   1,000           1,000
     3.250%,  09/01/08                   5,150           5,150
   Louisiana State, Public Facilities
     Authority, Willis-Knighton
     Medical Center Project, RB,
     AMBAC (A) (B)
     2.700%,  09/01/25                   1,900           1,900
                                                     ---------
                                                         8,050
                                                     ---------
MASSACHUSETTS--6.0%
   Ashburnham & Westminister, Mass
     Regional School District, BAN
     3.500%,  01/29/02                   2,000           2,004
   Massachusetts State, Health &
     Education Facilities Authority,
     Brigham & Womens Hospital
     Project, RB, MBIA
     Pre-Refunded @ 102 (D)
     6.750%,  07/01/01                   3,000           3,060
   Massachusetts State, Health &
     Educational Facilities Authority,
     Harvard University Issue Project,
     Ser Y, RB (A) (B)
     2.500%,  07/01/35                   5,000           5,000
                                                     ---------
                                                        10,064
                                                     ---------
MICHIGAN--2.0%
   Michigan State, Building Authority,
     Facilities Program, Ser I, RB
     5.000%,  10/15/01                   3,440           3,447
                                                     ---------
MINNESOTA--2.0%
   New Brighton, Industrial
     Development Authority, Unicare
     Nursing Homes Project (A) (B) (C)
     2.750%,  12/01/14                   1,400           1,400
   University of Minnesota,
     Ser A, RB (A) (B)
     2.750%,  01/01/34                   2,000           2,000
                                                     ---------
                                                         3,400
                                                     ---------

--------------------------------------------------------------------------------
4

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MISSISSIPPI--0.9%
   Jackson County, Pollution Control
     Authority, Chevron USA  Project,
     RB (A) (B)
     3.250%,  06/01/23                  $1,500         $ 1,500
                                                      --------
MISSOURI--0.7%
   Springfield, Industrial Development
     Authority, Pebblecreek Apartments
     Project, RB (A) (B) (C)
     2.700%,  12/01/19                   1,200           1,200
                                                      --------
NEBRASKA--1.2%
   Douglas County, Hospital Authority,
     Immanuel Medical Center Project,
     RB, AMBAC Pre-Refunded
     @ 102 (D)
     7.000%,  09/01/01                   2,000           2,048
                                                      --------
NEW JERSEY--12.1%
   Alpine Boro, BAN
     4.600%,  10/11/01                     900             900
   Bayonne, BAN
     5.000%,  07/12/01                   3,326           3,327
   Bridgewater Township, BAN
     4.500%,  08/16/01                   2,500           2,500
   East Hanover Township, BAN
     3.500%,  02/01/02                   3,000           3,002
   Harding Township, BAN
     4.500%,  07/06/01                   1,404           1,404
   Jersey City, GO
     4.000%,  01/11/02                   5,000           5,005
   Maplewood Township, BAN
     3.500%,  03/21/02                     646             647
   Maplewood Township, Special
     Energy Notes
     3.600%,  12/13/01                     375             375
   New Jersey State, Economic
     Development Authority, Peddie
     School Project, RB (A) (B)
     2.550%,  02/01/26                   1,350           1,350
   Upper Saddle River, BAN
     4.500%,  12/14/01                   2,016           2,019
                                                      --------
                                                        20,529
                                                      --------
NEW MEXICO--1.7%
   Farmington, Pollution Control
     Authority, Ser A, RB (A) (B) (C)
     3.300%,  05/01/24                   2,900           2,900
                                                      --------
NEW YORK--8.2%
   Hudson Falls, Central School
     District, BAN
     3.750%,  02/01/02                   3,600           3,612

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New York City, Municipal Water
     Finance Authority, Ser A, RB,
     FGIC (A) (B)
     3.100%,  06/15/25                  $5,100         $ 5,100
   New York City, Sub-Ser A-6,
     GO (A) (B) (C)
     2.450%,  08/01/19                   5,230           5,230
                                                      --------
                                                        13,942
                                                      --------
OHIO--3.7%
   Ohio State, Air Quality
     Development Authority,
     Cincinnati Gas & Electric,
     Ser A, RB (A) (B) (C)
     3.300%,  09/01/30                     800             800
   Ohio State, Air Quality
     Development Authority, Pollution
     Control, Toledo Project,
     Ser A, RB (A) (B) (C)
     3.300%,  04/01/24                   5,500           5,500
                                                      --------
                                                         6,300
                                                      --------
OKLAHOMA--1.8%
   Tulsa, Industrial Authority,
     University of Tulsa Project,
     Ser B, RB, MBIA (A) (B)
     2.800%,  10/01/26                   3,000           3,000
                                                      --------
PENNSYLVANIA--4.7%
   Dauphin County, General Authority,
     School District Pooled Financing
     Program II, RB Partially
     Pre-Refunded @ 100 (D)
     4.450%,  09/01/01                   3,500           3,501
   Delaware County, Industrial
     Development Authority, United
     Parcel Service Project, RB (A) (B)
     3.250%,  12/01/15                   1,800           1,800
   Elizabethtown, Area School District,
     GO, MBIA Partial ETM
     4.600%,  09/01/01                   1,140           1,143
   Pennsylvania State, Higher
     Educational Authority, University
     of Pennsylvania Health Services
     Project, Ser B, RB (A) (B) (C)
     2.750%,  01/01/26                   1,500           1,500
                                                      --------
                                                         7,944
                                                      --------
TENNESSEE--4.4%
   Kingsport, GO
     4.875%,  08/01/01                   1,410           1,411

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


TAX-EXEMPT MONEY MARKET FUND  (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Nashville & Davidson Counties,
     Metropolitan Government
     Muti-Family Housing Authority,
     Old Hickory Towers Project,
     Ser A, RB (A) (B) (C)
     2.900%,  01/01/30                  $2,000        $  2,000
   Nashville, Metropolitan Airport
     Authority, American Airlines
     Project, Ser A, RB (A) (B) (C)
     3.200%,  10/01/12                   4,000           4,000
                                                      --------
                                                         7,411
                                                      --------
TEXAS--4.4%
   Harris County, Ser C, GO (A) (B)
     2.750%,  08/01/15                   2,000           2,000
   Harris County, Industrial Development
     Authority, Pollution Control,
     RB (A) (B)
     3.300%,  03/01/24                   2,600           2,600
   Houston, Water & Sewer Systems
     Authority, Ser C, RB, AMBAC
     Pre-Refunded @ 102 (D)
     6.375%,  12/01/01                     880             904
   Lubbock, Health Facilities
     Development Authority, St. Joseph
     Health Systems Project, RB
     5.000%,  07/01/01                   2,000           2,000
                                                      --------
                                                         7,504
                                                      --------
UTAH--1.2%
   Utah State, Intermountain Power
     Agency, Ser C, RB, MBIA
     6.000%,  07/01/01                   2,000           2,000
                                                      --------
VERMONT--1.5%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     VHA New England Project,
     Ser E, RB, AMBAC (A) (B)
     2.750%,  12/01/25                   2,500           2,500
                                                      --------
VIRGINIA--3.4%
   Peninsula, Port Authority, Dominion
     Terminal Project, Ser C,
     RB (A) (B) (C)
     3.300%,  07/01/16                   3,800           3,800
   Roanoke County, Water Systems
     Authority, RB, FGIC Pre-Refunded
     @ 100 (D)
     6.000%,  07/01/01                   2,000           2,000
                                                      --------
                                                         5,800
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                   PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
WASHINGTON--2.0%
   Chelan County, Public Utility District,
     Chelan Hydro Project, Ser A,
     RB, MBIA (A) (B)
     2.800%,  06/01/15                  $1,835        $  1,835
   Washington State, Health Care
     Facilities Authority, Fred
     Hutchinson Cancer Center,
     RB (A) (B) (C)
     3.350%,  01/01/29                   1,500           1,500
                                                      --------
                                                         3,335
                                                      --------
WYOMING--5.6%
   Lincoln County, Pollution Control
     Authority, Exxon Project,
     Ser A, RB (A) (B)
     3.250%,  11/01/14                   4,700           4,700
   Uinta County, Pollution Control
     Authority, Amoco Project,
     RB (A) (B)
     3.250%,  07/01/26                   4,700           4,700
                                                      --------
                                                         9,400
                                                      --------
Total Municipal Bonds
   (Cost $164,295)                                     164,295
                                                      --------

OTHER INVESTMENT COMPANIES--3.4%
   Goldman Sachs
     Tax-Free Money Market --
     Class A                         4,554,547           4,555
   SEI Institutional Tax-Free Fund   1,259,364           1,259
                                                      --------
Total Other Investment Companies
   (Cost $5,814)                                         5,814
                                                      --------
Total Investments -- 100.5%
   (Cost $170,109)                                     170,109
                                                      --------
OTHER ASSETS AND LIABILITIES, NET -- (0.5%)               (916)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 110,785,649 outstanding shares
     of beneficial interest                            110,786
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 58,427,464 outstanding shares
     of beneficial interest                             58,427
   Distributions in excess of net investment income        (22)
   Accumulated net realized gain on investments              2
                                                      --------
Total Net Assets -- 100.0%                            $169,193
                                                      ========

--------------------------------------------------------------------------------
6

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I                            $1.00
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                            $1.00
                                                      ========

(A) VARIABLE RATE SECURITY. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2001.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE NOT THE PUT DATE.

(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT OR OTHER CREDIT SUPPORT.

(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.

BAN -- BOND ANTICIPATION NOTE

ETM -- ESCROWED TO MATURITY

GO -- GENERAL OBLIGATION

RB -- REVENUE BOND

SER -- SERIES

TAN -- TAX ANTICIPATION NOTE

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



PRIME OBLIGATION MONEY MARKET FUND
--------------------------------------------------------------------------------

COMMERCIAL PAPER--88.0%
AGRICULTURE--1.7%
   Cargill Inc.
     5.030%,  07/12/01                 $20,000        $ 19,969
                                                      --------
AUTOMOTIVE--3.5%
   BMW US Capital
     3.770%,  07/13/01                  40,000          39,950
                                                      --------
BANKS--10.3%
   Bank of Nova Scotia
     4.620%,  07/02/01                  12,000          11,998
   Citicorp
     3.820%,  07/16/01                  30,000          29,952
   JP Morgan Chase
     3.930%,  07/20/01                  25,000          24,948
   Rabobank
     5.700%,  07/06/01                  10,000           9,992
   UBS Finance
     4.140%,  07/02/01                  40,000          39,995
                                                      --------
                                                       116,885
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS--5.2%
   Colgate Palmolive Co.
     3.900%,  07/13/01                 $14,500        $ 14,481
   Proctor and Gamble Co.
     3.700%,  08/09/01                  10,000           9,960
   Unilever Capital Corp.
     3.830%,  07/13/01                  35,000          34,955
                                                      --------
                                                        59,396
                                                      --------
COMPUTERS & SERVICES--3.5%
   Hewlett Packard Co.
     4.550%,  07/05/01                   5,000           4,998
     3.730%,  07/13/01                  35,000          34,957
                                                      --------
                                                        39,955
                                                      --------
DIVERSIFIED FINANCIAL SERVICES--22.6%
   American Express Credit Corp.
     3.620%,  07/16/01                  40,000          39,940
   CDC Commercial Paper Corp.
     3.920%,  07/06/01                  27,625          27,610
   General Electric Capital Corp.
     4.570%,  07/02/01                  10,000           9,999
     4.460%,  07/09/01                  15,000          14,985
     3.920%,  07/16/01                  15,000          14,976
   IBM Credit Corp.
     3.660%,  07/16/01                  40,000          39,939
   Paccar Financial Corp.
     3.920%,  07/10/01                  13,300          13,287
     3.940%,  07/11/01                  20,000          19,978
   Siemens Capital Corp.
     4.150%,  07/02/01                  40,000          39,995
   Toyota Motor Credit Corp.
     3.940%,  07/06/01                  11,500          11,494
     3.630%,  07/13/01                  25,000          24,970
                                                      --------
                                                       257,173
                                                      --------
FOOD, BEVERAGE & TOBACCO--4.3%
   Coca Cola Co.
     3.920%,  07/10/01                  40,000          39,961
   Diageo Capital PLC
     4.630%,  07/06/01                   9,000           8,994
                                                      --------
                                                        48,955
                                                      --------
ELECTRICAL PRODUCTS & SERVICES--1.3%
   Emerson Electric
     3.870%,  07/13/01                  15,000          14,981
                                                      --------
LEASING & RENTING--3.5%
   International Lease Finance Corp.
     3.640%,  07/13/01                  40,000          39,952
                                                      --------


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


PRIME OBLIGATION MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--3.5%
   BP Amoco Capital PLC
     4.140%,  07/02/01                 $40,000      $   39,995
                                                    ----------
PHARMACEUTICALS--10.5%
   Abbott Laboratories
     3.850%,  07/05/01                  40,000          39,983
   Bayer Corp.
     4.150%,  07/02/01                  40,000          39,995
   Merck & Co.
     3.800%,  07/10/01                  40,000          39,962
                                                    ----------
                                                       119,940
                                                    ----------
RETAIL--3.3%
   Wal-Mart Stores, Inc.
     3.860%,  07/11/01                  20,328          20,306
     3.780%,  07/16/01                  16,890          16,863
                                                    ----------
                                                        37,169
                                                    ----------
SCHOOLS--2.1%
   Harvard University
     4.580%,  07/16/01                  13,500          13,474
   Yale University
     4.530%,  07/13/01                  10,000           9,985
                                                    ----------
                                                        23,459
                                                    ----------
STEEL & STEEL WORKS--3.1%
   Alcoa
     3.900%,  07/13/01                  35,000          34,955
                                                    ----------
TELEPHONES & TELECOMMUNICATIONS--9.6%
   Bellsouth Corp.
     3.850%,  07/10/01                  29,575          29,547
   SBC Communications Inc.
     3.750%,  07/13/01                  10,000           9,988
     4.000%,  07/09/01                  30,000          29,975
   Verizon Global Funding Inc.
     3.950%,  07/11/01                  40,000          39,956
                                                    ----------
                                                       109,466
                                                    ----------
Total Commercial Paper
   (Cost $1,002,200)                                 1,002,200
                                                    ----------

CERTIFICATE OF DEPOSIT--0.4%
   National City
     6.645%,  11/13/01                   5,000           5,000
                                                    ----------
Total Certificate Of Deposit
   (Cost $5,000)                                         5,000
                                                    ----------


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--8.8%
   Federal Home Loan Bank (A)
     3.626%,  07/13/01                 $15,000       $  14,981
   Federal Home Loan Bank
     Callable 10/16/2001 @ 100
     4.700%,  04/16/02                  10,000          10,000
   Federal Home Loan Bank
     Callable 07/16/2001 @ 100
     4.625%,  04/16/02                  15,000          15,000
   Federal National Mortgage
     Association
     6.500%,  11/14/01                  10,000          10,001
   Federal National Mortgage
     Association (A)
     3.810%,  08/23/01                  40,000          39,774
   Student Loan Marketing Association,
     MTN Callable 07/25/01 @ 100
     4.770%,  04/25/02                  10,000          10,000
                                                    ----------
Total U.S. Government Agency Obligations
   (Cost $99,756)                                       99,756
                                                    ----------

CORPORATE OBLIGATION--0.4%
   Bank One
     6.800%,  09/17/01                   5,000           5,001
                                                    ----------
Total Corporate Obligation
   (Cost $5,001)                                         5,001
                                                    ----------

REPURCHASE AGREEMENTS--2.7%
   Barclays (B)
     3.900%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $15,525,492 (collateralized by
     U.S. Treasury Obligations,
     total market value $15,833,474)    15,522          15,522
   UBS Warburg Dillion (B)
     3.900%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $14,669,412 (collateralized by
     U.S. Treasury Obligations,
     total market value $14,963,738)    14,666          14,666
                                                    ----------
Total Repurchase Agreements
   (Cost $30,188)                                       30,188
                                                    ----------
Total Investments--100.3%
   (Cost $1,142,145)                                 1,142,145
                                                    ----------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)               (3,537)
                                                    ----------

--------------------------------------------------------------------------------
8

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                        VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 794,505,739 outstanding shares
     of beneficial interest                         $  794,506
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 3,883,412 outstanding shares
     of beneficial interest                              3,884
   Portfolio Shares of Class B
     (unlimited authorization -- no par value)
     based on 2,627,269 outstanding shares
     of beneficial interest                              2,627
   Portfolio Shares of Class S
     (unlimited authorization -- no par value)
     based on 337,576,780 outstanding shares
     of beneficial interest                            337,577
   Distributions in excess of net
     investment income                                     (87)
   Accumulated net realized gain on investments            101
                                                    ----------
Total Net Assets -- 100.0%                          $1,138,608
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                             $1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B                             $1.00
                                                    ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class S                             $1.00
                                                    ==========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE DISCOUNT RATE AT TIME OF PURCHASE.

(B) TRI-PARTY REPURCHANSE AGREEMENT.

CO. -- COMPANY

CORP. -- CORPORATION

INC. -- INCORPORATED


MTN -- MEDIUM TERM NOTE

PLC -- PUBLIC LIABILITY COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--55.3%
   U.S. Treasury Bills (A)
     3.940%,  07/05/01                 $ 5,000         $ 4,998
     4.080%,  07/19/01                   4,000           3,992
     3.430%,  09/06/01                   5,000           4,968
     3.440%,  09/13/01                   5,000           4,965
     3.425%,  12/13/01                   5,000           4,921
   U.S. Treasury Notes
     6.500%,  08/31/01                   5,000           5,024
                                                      --------
Total U.S. Treasury Obligations
   (Cost $28,868)                                       28,868
                                                      --------

REPURCHASE AGREEMENTS--44.5%
   JP Morgan Chase (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $11,656,054 (collateralized by
     U.S. Treasury Obligation,
     total market value $11,888,673)    11,654          11,653
   UBS Warburg Dillion (B)
     3.890%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $11,546,463 (collateralized by
     U.S. Treasury Obligation,
     total market value $11,779,337)    11,544          11,544
                                                      --------
Total Repurchase Agreements
   (Cost $23,197)                                       23,197
                                                      --------
Total Investments--99.8%
   (Cost $52,065)                                       52,065
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.2%                     88
                                                      --------

NET ASSETS:
   Portfolio Shares
     (unlimited authorization -- no par value)
     based on 52,144,389 outstanding shares
     of beneficial interest                             52,144
   Undistributed net investment income                       9
                                                      --------
Total Net Assets -- 100.0%                             $52,153
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share                                       $1.00
                                                      ========
(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS REFLECTS THE DISCOUNT RATE AT TIME OF PURCHASE.

(B) TRI-PARTY REPURCHASE AGREEMENT. THE ACCOMPANYING NOTES
    ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


INSTITUTIONAL SELECT MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                         PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER--80.3%
AGRICULTURE--3.3%
   Cargill Inc.
     5.050%, 07/05/01                  $ 5,650         $ 5,647
     5.000%, 08/03/01                   10,000           9,954
                                                      --------
                                                        15,601
                                                      --------
AUTOMOTIVE--3.2%
   BMW US Capital
     3.770%, 07/13/01                   15,000          14,981
                                                      --------
BANKS--8.5%
   JP Morgan Chase
     3.930%, 07/20/01                   10,000           9,979
   Rabobank
     5.700%, 07/06/01                   15,000          14,988
   UBS Finance
     4.140%, 07/02/01                   15,000          14,998
                                                      --------
                                                        39,965
                                                      --------
BEAUTY PRODUCTS--5.6%
   Proctor and Gamble Co.
     3.700%, 08/09/01                    6,350           6,325
   Unilever Capital Corp.
     3.830%, 07/13/01                   20,000          19,975
                                                      --------
                                                        26,300
                                                      --------
COMPUTERS & SERVICES--2.3%
   Hewlett Packard Co.
     4.550%, 07/05/01                    6,000           5,997
     3.730%, 07/13/01                    5,000           4,994
                                                      --------
                                                        10,991
                                                      --------
DIVERSIFIED FINANCIAL SERVICES--14.5%
   CDC Commercial Paper Corp.
     3.920%, 07/06/01                   10,000           9,995
   General Electric Capital Corp.
     4.570%, 07/02/01                   10,000           9,999
     3.920%, 07/16/01                   10,000           9,984
   Paccar Financial Corp.
     3.940%, 07/05/01                   18,500          18,492
   Siemens Capital Corp.
     4.150%, 07/02/01                   15,000          14,998
   Toyota Motor Credit Corp.
     3.940%, 07/06/01                    5,000           4,997
                                                      --------
                                                        68,465
                                                      --------
ELECTRICAL PRODUCTS & SERVICES--3.0%
   Emerson Electric
     3.870%, 07/13/01                   14,120          14,102
                                                      --------
FOOD, BEVERAGE & TOBACCO--2.1%
   Coca Cola Co.
     3.920%, 07/10/01                   10,000           9,990
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                         PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
LEASING & RENTING--4.2%
   International Lease Finance Corp.
     4.130%, 07/02/01                  $10,000         $ 9,999
     3.640%, 07/13/01                   10,000           9,988
                                                      --------
                                                        19,987
                                                      --------
PETROLEUM & FUEL PRODUCTS--3.2%
   BP Amoco Capital PLC
     4.140%, 07/02/01                   15,000          14,998
                                                      --------
PHARMACEUTICALS--11.6%
   Abbott Laboratories
     3.850%, 07/05/01                   20,000          19,991
   Bayer Corp.
     3.890%, 07/13/01                   15,000          14,981
   Merck & Co.
     3.800%, 07/10/01                   20,000          19,981
                                                      --------
                                                        54,953
                                                      --------
RETAIL--2.2%
   Wal-Mart Stores, Inc.
     3.850%, 07/12/01                   10,540          10,528
                                                      --------
SCHOOLS--3.2%
   Harvard University
     4.580%, 07/16/01                    5,000           4,990
   Yale University
     4.530%, 07/13/01                   10,000           9,985
                                                      --------
                                                        14,975
                                                      --------
STEEL & STEEL WORKS--3.2%
   Alcoa Inc.
     3.900%, 07/13/01                   15,000          14,981
                                                      --------
TELEPHONES & TELECOMMUNICATIONS--10.2%
   Bellsouth Corp.
     3.850%, 07/10/01                   10,000           9,990
   SBC Communications Inc.
     3.750%, 07/13/01                   20,000          19,975
   Verizon Global Funding Inc.
     3.950%, 07/13/01                   18,000          17,976
                                                      --------
                                                        47,941
                                                      --------
Total Commercial Paper
   (Cost $378,758)                                     378,758
                                                      --------

CERTIFICATE OF DEPOSIT--0.4%
   National City
     6.645%, 11/13/01                    2,000           2,000
                                                      --------
Total Certificate Of Deposit
   (Cost $2,000)                                         2,000
                                                      --------

--------------------------------------------------------------------------------
10

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                         PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--14.1%
   Federal Home Loan Bank
     Callable 07/16/2001 @ 100
     4.625%, 04/16/02                  $15,000        $ 15,000
   Federal Home Loan Bank
     Callable 10/16/2001 @ 100
     4.700%, 04/16/02                    5,000           5,000
   Federal Home Loan Mortgage
     Association (A)
     3.710%, 07/12/01                   16,648          16,629
   Federal National Mortgage
     Association
     6.500%, 11/14/01                    5,000           5,001
   Federal National Mortgage
     Association (A)
     3.810%, 08/23/01                   20,000          19,887
   Student Loan Marketing Association,
     MTN Callable 07/25/01 @ 100
     4.770%, 04/25/02                    5,000           5,000
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $66,517)                                       66,517
                                                      --------

CORPORATE OBLIGATION--1.1%
   Bank One
     6.800%, 09/17/01                    5,000           5,001
                                                      --------
Total Corporate Obligation
   (Cost $5,001)                                         5,001
                                                      --------

REPURCHASE AGREEMENT--4.4%
   UBS Warburg Dillion (B)
     3.900%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $20,726,711 (collateralized by
     U.S. Treasury Securities,
     total market value $21,140,888)    20,722          20,722
                                                      --------
Total Repurchase Agreement
   (Cost $20,722)                                       20,722
                                                      --------
Total Investments--100.3%
   (Cost $472,998)                                     472,998
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)               (1,318)
                                                      --------


--------------------------------------------------------------------------------
DESCRIPTION                         PAR (000)      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares
     (unlimited authorization -- no par value)
     based on 471,649,273 outstanding shares
     of beneficial interest                           $471,649
   Accumulated net realized gain on investments             31
                                                      --------
Total Net Assets-- 100.0%                             $471,680
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share                                       $1.00
                                                      ========

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE DISCOUNT RATE AT TIME OF PURCHASE.

(B) TRI-PARTY REPURCHASE AGREEMENT.

CO. -- COMPANY

CORP. -- CORPORATION

INC. -- INCORPORATED

MTN -- MEDIUM TERM NOTE

PLC -- PUBLIC LIABILITY COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



INTEMEDIATE-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--57.7%
   U.S. Treasury Notes
     7.500%, 02/15/05                  $ 1,000         $ 1,088
     6.500%, 03/31/02                      500             510
     6.250%, 06/30/02                    1,500           1,534
     6.000%, 08/15/09                    1,250           1,300
     5.875%, 11/15/05                    1,000           1,036
     5.625%, 02/15/06                    1,500           1,540
     5.500%, 02/28/03                    1,000           1,021
     5.500%, 05/31/03                    1,000           1,022
     5.375%, 06/30/03                    1,000           1,021
     5.000%, 02/15/11                    1,250           1,213
                                                       -------
Total U.S. Treasury Obligations
   (Cost $11,155)                                       11,285
                                                       -------

U.S. GOVERNMENT AGENCY OBLIGATIONS--39.5%
   Federal Farm Credit Bank
     6.550%, 02/07/04                    1,000           1,040
   Federal Home Loan Bank
     7.250%, 11/19/09                    1,000           1,024
     6.530%, 06/09/09                    1,000           1,009
     6.350%, 08/28/08                      200             199


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                   PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage
     6.510%, 11/14/07                   $  500          $  500
     6.500%, 02/04/08                      155             155
     6.500%, 02/25/09                      250             249
   Federal National Mortgage
     Association
     7.500%, 08/08/05                      500             502
   Federal National Mortgage
     Association, MTN
     6.500%, 03/12/09                      800             799
     6.430%, 04/01/09                    1,000             996
     6.040%, 02/25/09                      500             496
     6.010%, 05/03/06                      750             751
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $7,672)                                         7,720
                                                      --------

OTHER INVESTMENT COMPANY--1.4%
   Chase Vista Prime Money Market      281,359             281
                                                      --------
Total Other Investment Company
   (Cost $281)                                             281
                                                      --------
Total Investments--98.6%
   (Cost $19,108)                                       19,286
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--1.4%                    270
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 1,856,515 outstanding shares
     of beneficial interest                             20,156
   Portfolio Shares of Class A
     based (unlimited authorization -- no par value)
     on 64,133 outstanding shares
     of beneficial interest                                909
   Distributions in excess of net investment
     income                                                 (3)
   Accumulated net realized loss on investments         (1,684)
   Net unrealized appreciation on investments              178
                                                      --------
Total Net Assets-- 100.0%                              $19,556
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $10.18
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                            $10.18
                                                      ========
Maximum Public Offering Price
   Per Share-- Class A ($10.18 / 96%)                   $10.60
                                                      ========
MTN -- MEDIUM TERM NOTE
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



FIXED INCOME FUND
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--18.0%
   U.S. Treasury Bonds
      7.875%, 02/15/21                  $1,000         $ 1,226
      6.250%, 08/15/23                   3,000           3,122
      6.250%, 05/15/30                     350             371
      5.250%, 02/15/29                   3,500           3,204
   U.S. Treasury Notes
      6.500%, 02/15/10                   5,000           5,371
      6.000%, 08/15/09                   5,000           5,200
      5.750%, 10/31/02                   2,000           2,043
      5.750%, 08/15/10                   4,000           4,093
      5.500%, 05/31/03                   3,500           3,577
      5.250%, 08/15/03                   2,000           2,036
      5.000%, 02/15/11                   3,000           2,911
      4.625%, 05/15/06                   3,000           2,959
                                                      --------
Total U.S. Treasury Obligations
   (Cost $35,459)                                       36,113
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS--24.5%
   Federal Home Loan Bank
      7.500%, 03/14/05                   2,500           2,615
      7.125%, 02/15/05                   5,000           5,299
   Federal Home Loan Mortgage (A)
      6.065%, 06/01/15                   5,000           2,006
   Federal National Mortgage
     Association
      7.250%, 04/04/05                   4,000           4,180
      6.990%, 07/09/07                   5,000           5,114
      6.625%, 09/15/09                   5,000           5,181
      6.375%, 06/15/09                   4,750           4,849
      5.750%, 02/15/08                   5,000           4,975
   Federal National Mortgage
     Association, MTN
      6.580%, 06/24/04                   3,250           3,318
      6.290%, 04/23/08                   5,000           5,029
      6.240%, 01/14/08                   5,000           5,022
   Hydro-Quebec
      6.300%, 05/11/11                   1,500           1,473
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $48,400)                                       49,061
                                                      --------

--------------------------------------------------------------------------------
12

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGED-BACKED OBLIGATIONS--0.7%
   Federal Home Loan Mortgage
     10.250%, 11/01/10                   $  11           $  12
     10.000%, 02/01/09                      24              26
     10.000%, 04/01/10                       8               8
     10.000%, 05/01/11                      43              47
     10.000%, 12/01/13                      15              16
      9.750%, 11/01/10                      26              28
      9.500%, 10/01/04                      13              13
      9.500%, 08/01/09                      17              18
      9.500%, 09/01/10                      49              52
      9.500%, 03/01/11                       7               8
      9.500%, 04/01/11                      34              37
      9.500%, 09/01/16                       9               9
      9.500%, 11/01/16                      24              25
      9.250%, 05/01/09                     182             194
      9.250%, 08/01/15                      58              62
      9.000%, 08/01/08                      17              18
      9.000%, 10/01/15                      28              30
      9.000%, 10/01/16                      14              15
      9.000%, 10/01/19                      87              92
      8.750%, 09/01/09                      22              24
      8.750%, 09/01/10                      29              31
      8.750%, 07/01/15                       8               9
      8.000%, 06/01/07                      62              65
   Federal National Mortgage
     Association
      9.000%, 03/01/09                      25              26
      8.500%, 08/01/17                      26              27
      8.000%, 03/01/07                      61              63
      7.000%, 04/01/07                      57              57
   Federal National Mortgage
     Association,
     CMO/REMIC
      8.000%, 01/25/19                      18              18
      6.950%, 05/25/06                     178             179
   Government National Mortgage
     Association
      9.500%, 10/15/20                      27              29
      9.000%, 03/15/08                      18              19
      9.000%, 11/15/08                      54              56
                                                      --------
Total U.S. Government Mortgaged-Backed
   Obligations
   (Cost $1,267)                                         1,313
                                                      --------

CORPORATE BONDS--40.5%
AEROSPACE/DEFENSE EQUIPMENT--0.8%
   United Technologies
      6.700%, 08/01/28                   1,575           1,524
                                                      --------
AGRICULTURAL BIOTECHNOLOGY--1.4%
   Pioneer Hi-Bred International
      5.750%, 01/15/09                   3,000           2,861
                                                      --------


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
AUTOMOTIVE--1.3%
   DaimlerChrysler Holdings
      6.900%, 09/01/04                  $2,500         $ 2,581
                                                      --------
BANKS--5.7%
   First Union
      6.950%, 11/01/04                   3,000           3,105
   Citigroup
      6.750%, 12/01/05                   2,000           2,068
   Inter-American Development Bank
      6.375%, 10/22/07                   4,000           4,134
   Wells Fargo
      7.250%, 08/24/05                   2,000           2,101
                                                      --------
                                                        11,408
                                                      --------
COMPUTERS & SERVICES--2.4%
   IBM
      5.375%, 02/01/09                   5,000           4,738
                                                      --------
COSMETICS & TOILETRIES--4.0%
   Colgate-Palmolive, Ser D, MTN
      7.950%, 06/01/10                   3,300           3,670
      5.340%, 03/27/06                   4,350           4,275
                                                      --------
                                                         7,945
                                                      --------
DIVERSIFIED FINANCIAL SERVICES--11.8%
   American Express
      6.875%, 11/01/05                     500             520
   Ford Motor Credit
      6.700%, 07/16/04                   5,000           5,106
   General Motors Acceptance
      5.750%, 11/10/03                   3,000           3,023
   General Motors Acceptance, MTN
      7.000%, 10/25/04                   2,250           2,323
   Gernal Electric Capital, Ser A, MTN
      5.375%, 04/23/04                   3,500           3,522
   Lehman Brothers Holdings
      6.625%, 04/01/04                   2,000           2,043
   Morgan Stanley Dean Witter
      6.100%, 04/15/06                   1,000             999
   Salomon Smith Barney Holdings
      6.500%, 02/15/08                   5,000           4,975
   Toyota Motor Credit
      5.625%, 11/13/03                   1,000           1,011
                                                      --------
                                                        23,522
                                                      --------
FOOD, BEVERAGE & TOBACCO--1.2%
   Anheuser-Busch
      6.800%, 08/20/32                     500             497
      6.750%, 06/01/05                   1,000           1,019
   Coca-Cola Enterprises
      6.950%, 11/15/26                   1,000             981
                                                      --------
                                                         2,497
                                                      --------

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


FIXED INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MACHINERY--2.3%
   Emerson Electric
      5.000%, 10/15/08                  $5,000         $ 4,644
                                                      --------
METALS & METAL INDUSTRIES--0.1%
   Alcoa
      7.250%, 08/01/05                     175             184
                                                      --------
MULTIMEDIA--1.2%
   Walt Disney
      5.125%, 12/15/03                   2,500           2,494
                                                      --------
PHARMACEUTICALS--2.2%
   Abbott Labs
      6.400%, 12/01/06                     300             308
   Eli Lilly
      6.250%, 03/15/03                   2,000           2,045
   SmithKline Beecham, Ser A, MTN
      6.625%, 10/01/05                   2,000           2,033
                                                      --------
                                                         4,386
                                                      --------
REGIONAL AUTHORITY--2.4%
   Manitoba Province
      7.500%, 02/22/10                   1,500           1,633
   Ontario
      6.000%, 02/21/06                   1,500           1,521
   Quebec Province
      7.500%, 09/15/29                   1,500           1,588
                                                      --------
                                                         4,742
                                                      --------
RETAIL--0.6%
   Target
      5.950%, 05/15/06                   1,250           1,253
                                                      --------
SPECIAL PURPOSE ENTITY--0.5%
   AIG Sunamerica Global Financing (B)
      5.200%, 05/10/04                   1,000           1,002
                                                      --------
TELEPHONES & TELECOMMUNICATIONS--2.6%
   New England Telephone & Telegraph
      7.650%, 06/15/07                   3,000           3,214
   New Jersey Bell Telephone
      7.850%, 11/15/29                   1,000           1,045
   SBC Communications
      5.750%, 05/02/06                   1,000             991
                                                      --------
                                                         5,250
                                                      --------
Total Corporate Bonds
   (Cost $80,114)                                       81,031
                                                      --------

TAXABLE MUNICIPAL BONDS--9.3%
   Baltimore, Maryland,
     City Parking Project, Ser B, RB, FGIC
     Callable 07/01/02 @ 102
     7.950%, 07/01/03                      510             534

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Buffalo, New York, Pens System
     Project, Ser D, GO, FGIC
     8.500%, 08/15/03                   $  360          $  385
   Collier County, Florida,
     Water & Sewer Authority,
     Ser A, RB, FGIC Callable
     07/01/03 @ 102
     6.750%, 07/01/08                      790             803
     6.300%, 07/01/04                      450             462
   Fort Myers, Florida,
     Improvement Authority, Ser B, RB,
     AMBAC Callable 12/01/02 @ 102
     8.450%, 12/01/03                      645             687
   Gillette, Wyoming,
     FMHA Community Program,
     Special Obligation Bond,
     FMHA Insured, ETM
     Callable 01/01/02 @ 100
     10.250%, 01/01/11                   1,095           1,115
   Houston, Texas, Airport Systems
     Authority, RB, FGIC
     6.100%, 07/01/01                    1,260           1,260
   Metropolitan Washington D.C. &
     Virginia Airport Authority,
     Ser B, RB, MBIA
     Callable 10/01/03 @ 102
     6.900%, 10/01/08                    1,980           2,022
   Michigan State, Higher Education
     Student Loan Authority,
     Ser XV-C, RB
     7.250%, 09/01/02                      775             794
   Minneapolis & St. Paul, Minnesota,
     Metropolitan Airports Authority,
     Ser 9, GO
     Callable 01/01/02 @ 104.50
     8.600%, 01/01/10                      900             948
   New Hampshire State,
     Pease Development Authority, GO
     Pre-Refunded @ 102 (C)
     7.050%, 07/01/03                      410             426
   New Jersey State, COP
      8.000%, 12/15/02                     555             580
   New Jersey State,
     Economic Development Authority,
     Economic Recovery Project,
     Ser B, RB Callable 09/15/02 @ 102
     7.800%, 03/15/07                    1,645           1,709
   Oklahoma City,
     Oklahoma Airport Trust,
     Junior Lien, 21st Series, RB, MBIA
     Callable 07/01/04 @ 100
     6.750%, 07/01/05                    1,010           1,040


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
DESCRIPTION                   PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Oklahoma City, Oklahoma Airport
     Trust, Senior Lien, 17th Series, RB
     Callable 10/01/02 @ 100
     8.300%, 10/01/12                   $2,015         $ 2,058
   Oklahoma State, Single-Family
     Housing Finance Authority,
     Homeownership Loan Project, RB,
     MBIA Callable 09/01/04 @ 102
     8.700%, 09/01/13                      125             127
   Palm Beach County, Florida, Airport
     Systems Authority, RB, MBIA
     Callable 02/08/01 @ 101
     9.500%, 10/01/10                    1,040           1,048
   Secaucus, New Jersey,
     Municipal Utilities Authority,
     Ser B, RB Callable 12/01/04 @ 102
     8.500%, 12/01/06                      600             653
   Vero Beach, Florida,
     Water & Sewer Authority, Ser A, RB,
     FGIC Callable 12/01/03 @ 102
     6.400%, 12/01/08                    1,885           1,892
                                                      --------
Total Taxable Municipal Bonds
   (Cost $18,234)                                       18,543
                                                      --------

ASSET-BACKED SECURITIES--4.7%
   American Express Credit Account
     Master Trust, Ser 1999-A1
     5.600%, 11/15/06                    5,900           5,970
   Chemical Master Credit Card Trust 1
     5.980%, 09/15/08                      460             465
   Citibank Credit Card Issuance Trust,
     Ser 2001-A6
     5.650%, 06/15/08                    1,225           1,217
   Discover Card Master Trust I,
     Ser 1993-3, Cl A
     6.200%, 05/16/06                    1,000           1,025
   EAB Lease Receivables Trust,
     Ser 1998-1, Cl A3 (C)
     5.660%, 09/15/02                      833             833
                                                      --------
Total Asset-Backed Securities
   (Cost $9,525)                                         9,510
                                                      --------

OTHER INVESTMENT COMPANY--1.1%
   Chase Vista Prime Money Market    2,208,958           2,209
                                                      --------
Total Other Investment Company
   (Cost $2,209)                                         2,209
                                                      --------
Total Investments--98.8%
   (Cost $195,208)                                     197,780
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--1.2%                  2,320
                                                      --------


--------------------------------------------------------------------------------
DESCRIPTION                                        VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     basedon 18,630,611 outstanding shares
     of beneficial interest                           $190,864
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 288,160 outstanding shares
     of beneficial interest                              3,521
   Portfolio Shares of Class B
     (unlimited authorization -- no par value)
     based on 597,048 outstanding shares
     of beneficial interest                              6,463
   Distributions in excess of net investment
     income                                                (29)
   Accumulated net realized loss on investments         (3,291)
   Net unrealized appreciation on investments            2,572
                                                      --------
Total Net Assets-- 100.0%                             $200,100
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $10.25
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class A                            $10.24
                                                      ========
Maximum Public Offering Price
   Per Share-- Class A ($10.24 / 95.75%)                $10.69
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B (1)                        $10.28
                                                      ========

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

(A) ZERO COUPON BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED AND MAY BE SOLD ONLY TO QUALIFIED BUYERS.

(C) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.

CL -- CLASS

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

MTN -- MEDIUM TERM NOTE

GO -- GENERAL OBLIGATIONS

RB -- REVENUE BONDS

SER -- SERIES

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC -- FEDERAL GUARANTY INSURANCE COMPANY

FMHA -- FARMERS HOME ADMINISTRATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


PENNSYLVANIA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--108.9%
PENNSYLVANIA--108.9%
   Allegheny County, Airport Authority,
     Pittsburgh International Airport
     Project, Ser B, RB, MBIA
     Callable 01/01/08 @ 101
     5.000%, 01/01/17                   $  500          $  496
   Allegheny County, Ser C-49,
     GO, MBIA
     5.000%, 04/01/08                      500             524
   Bethlehem Area School District, GO,
     FGIC Callable 09/01/07 @ 100
     5.000%, 09/01/11                      500             514
   Bucks County, Saint Mary Hospital
     Authority, Catholic Health
     Initiatives Project, Ser A, RB
     Callable 06/01/08 @ 101
     5.000%, 12/01/28                    1,000             931
   Chambersburg Area School District,
     GO, FSA Callable 6/15/11 @ 100
     5.000%, 06/15/12                      300             310
   Chester County, GO
     Callable 06/15/2008 @ 100
     5.000%, 06/15/15                      500             500
   Delaware County, GO
     Callable 10/01/2009 @ 100
     5.125%, 10/01/16                      500             504
   Ephrata Area School District, Ser A,
     GO, FGIC Callable 10/15/11@100
     5.000%, 04/15/14                      750             760
   Erie, Sewer Authority, Ser A, RB,
     AMBAC Callable 06/01/08 @ 100
     5.000%, 06/01/18                      450             445
   Harrisburg, Pennsylvania Authority,
     Pooled Board Program, Ser II, RB,
     MBIA Callable 09/15/07 @ 100
     5.600%, 09/15/11                      500             531
   Lancaster County, Ser A, GO, FGIC
     5.100%, 05/01/04                      500             522
   Lancaster, Warwick School District,
     GO, FGIC Callable 8/15/11 @ 100
     5.250%, 02/15/12                      750             790
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, RB, AMBAC (A) (B)
     3.300%, 07/01/28                      200             200
   Montgomery County, Higher Education
     Authority, Abington Memorial
     Hospital Project, Ser A, RB, AMBAC
     Callable 06/01/08 @ 101
     4.875%, 06/01/18                      500             477


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Northampton County,
     GO Callable 08/15/2009 @ 100
     5.000%, 08/15/16                   $1,000          $  996
   Penn Trafford, School District, GO,
     AMBAC Callable 05/01/08 @ 100
     4.800%, 05/01/15                    1,000             981
   Pennsylvania State, Financing
     Authority, Municipal Capital
     Improvements Program, RB
     Callable 11/01/03 @ 102
     6.600%, 11/01/09                      500             534
   Pennsylvania State, Financing
     Authority, Penn Hills Project,
     Ser A, RB, FGIC
     Callable 02/01/10 @ 100
     5.500%, 12/01/22                    1,000           1,022
   Pennsylvania State, GO, AMBAC
     Callable 03/15/07 @ 101.50
     5.125%, 09/15/07                      500             531
   Pennsylvania State, Higher Education
     Facilities Authority, College of
     Pharmacy & Science Project, RB,
     MBIA Callable 05/01/06 @ 100
     5.000%, 11/01/07                      500             520
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Trustees Project, RB
     Callable 07/15/08 @ 100
     4.500%, 07/15/18                    1,000             920
     4.500%, 07/15/21                    1,000             894
   Pennsylvania State, Higher Education
     Facilties Authority, State Systems
     Project, RB, AMBAC
     Callable 06/15/11 @ 100
     5.000%, 06/15/12                      750             777
   Pennsylvania State, Intergovernmental
     Cooperative Authority, Philadelphia
     Funding Program, ST, FGIC
     Callable 06/15/09 @ 100
     5.000%, 06/15/18                      200             198
     4.750%, 06/15/19                      500             470
   Pennsylvania State, Second Ser, GO
     Callable 10/15/07 @ 101.50
     5.000%, 10/15/15                    1,000           1,009
     5.000%, 10/15/16                    1,400           1,404
   Pennsylvania State, Ser A, COP,
     AMBAC Callable 07/01/03 @ 102
     5.000%, 07/01/15                      500             500
   Philadelphia, Gas Works Authority,
     Unprerefunded Credit Support, RB
     Callable 07/01/03 @ 102
     6.375%, 07/01/26                    1,000           1,051


--------------------------------------------------------------------------------
16

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                   PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Hospitals and Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB
     4.100%, 05/15/04                   $  500          $  500
   Philadelphia, Industrial Development
     Authority, Educational Commission
     Foreign Medical Graduates Project,
     RB, MBIA Callable 06/01/08 @ 100
     4.900%, 06/01/12                      700             710
   Philadelphia, Industrial Development
     Authority, PGH Development Project,
     RB Callable 07/01/03 @ 102
     5.250%, 07/01/17                    1,000             994
   Philadelphia, Ser B, GO, FGIC
     5.500%, 11/15/04                      685             729
   Philadelphia, Water & Wastewater,
     RB, FSA Callable 06/15/03 @ 100
     5.000%, 06/15/16                    1,000           1,000
   Philadelphia, Water & Wastewater,
     RB, MBIA
     5.625%, 06/15/09                    1,000           1,089
   Pittsburgh & Allegheny Counties,
     Hotel Room Project, RB, AMBAC
     Callable 08/01/09 @ 101
     5.250%, 02/01/12                      500             525
                                                      --------
                                                        24,858
                                                      --------
Total Municipal Bonds
   (Cost $24,485)                                       24,858
                                                      --------

OTHER INVESTMENT COMPANY--2.1%
   Federated Pennsylvania Municipal
     Cash Trust                        471,425             471
                                                      --------
Total Other Investment Company
   (Cost $471)                                             471
                                                      --------
Total Investments--111.0%
   (Cost $24,956)                                       25,329
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(11.0%)
   Investment Securities Purchased                      (2,647)
   Other Assets and Liabilities, Net                       141
                                                      --------
Total Other Assets and Liabilities, Net                 (2,506)
                                                      --------


--------------------------------------------------------------------------------
DESCRIPTION                                        VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 2,301,235 outstanding shares
     of beneficial interest                            $23,865
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 25,981 outstanding shares
     of beneficial interest                                272
   Undistributed net investment income                       6
   Accumulated net realized loss on investments         (1,693)
   Net unrealized appreciation on investments              373
                                                       -------
Total Net Assets-- 100.0%                              $22,823
                                                       =======
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $9.81
                                                       =======
Net Asset Value and Redemption
   Price Per Share-- Class A                             $9.78
                                                       =======
Maximum Public Offering Price
   Per Share-- Class A ($9.78 / 97%)                    $10.08
                                                       =======

(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2001.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE NOT THE PUT DATE.

COP -- CERTIFICATE OF PARTICIPATION

GO -- GENERAL OBLIGATION

RB -- REVENUE BOND

SER -- SERIES

ST -- SPECIAL TAX

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FSA -- FINANCIAL SECURITY ASSISTANCE

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS--98.1%
NEW JERSEY--87.0%
   Atlantic County, GO, MBIA
     Callable 12/01/02 @ 102
     5.400%, 12/01/05                   $  400          $  419
   Atlantic County, Improvement
     Authority, Convention Center
     Project, RB, MBIA, ETM
     7.375%, 07/01/10                      400             462
   Bayonne, GO, AMBAC
     6.200%, 07/15/01                      300             300
   Bayonne, GO, FGIC
     Callable 05/01/03 @ 102
     5.900%, 05/01/05                      150             159
   Bayonne, Municipal Utilities Authority,
     Water Systems, RB, MBIA
     Callable 01/01/08 @ 101
     5.000%, 01/01/12                      500             517
   Bergen County, Utilities Authority,
     Ser A, RB, FGIC
     6.100%, 06/15/04                      500             536
   Bergen County, Utilities Authority,
     Water Systems, Ser A, RB, FGIC
     Callable 12/15/07 @ 101
     4.750%, 12/15/15                      900             889
   Burlington County, GO
     Callable 10/01/02 @ 101
     5.200%, 10/01/07                      700             718
   Camden County, GO, MBIA
     Callable 06/01/02 @ 100
     5.600%, 06/01/03                      200             205
   Camden County, Health Care
     Improvement Authority,
     Catholic Health East Project,
     Ser B, RB, AMBAC
     Callable 05/15/08 @ 102
     5.000%, 11/15/18                      500             497
   Camden County, Ser A, GO, FGIC
     5.000%, 02/01/04                      200             208
   Cape May County,
     Municipal Utilities Authority,
     RB, AMBAC
     5.000%, 08/01/03                      800             830
   Casino Reinvestment Development
     Authority, Ser A, RB, FSA
     5.000%, 10/01/04                    1,000           1,047
   Casino Reinvestment Development
     Authority, Ser A, RB, FSA
     Callable 10/01/07 @ 100
     5.250%, 10/01/09                    1,000           1,057
     5.250%, 10/01/13                      500             517

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Cherry Hill Township, Ser A, GO,
     FGIC Callable 07/15/09 @ 100
     5.250%, 07/15/19                   $  500          $  507
   Cherry Hill Township, Ser B, GO
     5.250%, 07/15/11                      500             534
   Clinton Township,
     Board of Education, GO
     7.350%, 08/01/01                      300             301
   Edison Township, GO
     5.400%, 06/01/02                      250             256
   Edison Township, GO, AMBAC
     Callable 01/01/04 @ 102
     4.800%, 01/01/05                      300             312
   Elizabeth, Board of Education,
     GO, MBIA
     7.000%, 03/15/04                      250             273
   Essex County, GO, MBIA
     4.750%, 07/15/07                      200             209
   Essex County, Improvement
     Authority, Property & Equipment
     Leasing Program, Ser A, RB
     Callable 12/01/02 @ 102
     5.850%, 12/01/03                      300             315
   Essex County, Improvement Lease
     Authority, County Correctional
     Facility Project, RB, FGIC
     Callable 10/01/10 @ 100
     5.250%, 10/01/11                      500             534
   Essex County, Improvement Lease
      Authority, County Jail & Youth
     Housing Project, RB, AMBAC
     Callable 12/01/04 @ 102
     6.500%, 12/01/06                      345             381
   Essex County, Improvement Lease
     Authority, County Jail & Youth
     Housing Project, RB, AMBAC
     Callable 12/01/06 @ 102
     5.000%, 12/01/08                      250             264
   Essex County, Utilities Authority,
     Ser A, RB, FSA, ETM
     5.000%, 04/01/04                      250             260
   Evesham Township,
     General Improvement Project, Ser A,
     GO, FGIC Callable 09/15/06 @ 101
     5.000%, 09/15/12                      500             513
   Franklin Township,
     Refunding Improvement Project, GO
     Callable 11/01/02 @ 102
     5.600%, 11/01/05                      400             418
   Chathams District, Board of Education,
     GO, MBIA Callable 07/15/11 @ 100
     5.000%, 01/15/20                      500             497

--------------------------------------------------------------------------------
18

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Gloucester County, GO
     5.000%, 09/01/03                   $  500          $  519
   Gloucester County,
     Improvement Authority,
     Landfill Project, Ser A, RB
     Callable 09/01/02 @ 100
     6.000%, 09/01/06                      300             308
   Greenwich Township,
     Board of Education, GO, FSA
     Callable 01/15/08 @ 100
     5.000%, 01/15/13                      500             511
     5.000%, 01/15/14                      800             812
   Hackensack, GO
     Callable 03/15/08 @ 102
     4.900%, 03/15/09                      500             522
   Hackensack, Meadowlands Development
     Common Authority, RB
     7.125%, 06/01/02                      130             132
   Hackettstown, Municipal Utilities
     Authority, Ser F, RB, FGIC
     Callable 10/01/03 @ 102
     5.050%, 10/01/04                      500             525
   Hudson County, Utilities Authority,
     RB Pre-Refunded @ 100 (A)
     11.875%, 07/01/02                     285             310
   Jersey City, GO
     Callable 02/15/02 @ 102
     6.500%, 02/15/03                      370             385
   Jersey City, GO, MBIA
     Callable 03/15/07 @ 102
     5.500%, 03/15/14                      500             527
   Kearny, GO, FGIC
     5.250%, 02/15/08                      600             641
   Long Branch, Sewer Authority, RB,
     FGIC Callable 06/01/03 @ 102
     5.200%, 06/01/05                      500             526
     5.250%, 06/01/06                      200             209
   Mercer County, Improvement Authority,
     Hamilton Board of Education Project,
     RB, MBIA Callable 08/06/01 @ 102
     6.000%, 06/01/04                      250             258
   Middlesex County, GO
     5.000%, 10/01/05                      500             528
     5.000%, 10/01/09                      500             529
   Middlesex County, GO
     Pre-Refunded @ 102 (A)
     5.800%, 10/01/02                      500             527
   Middlesex County, Utilities Authority,
     Ser A, RB, FGIC
     Callable 12/01/07 @ 101
     5.000%, 12/01/12                      400             414

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Monmouth County, Improvement
     Authority, RB, AMBAC
     Callable 12/01/10 @ 100
     5.000%, 12/01/12                    $ 500          $  518
   Monmouth County, Improvement
     Authority, RB, FSA
     Callable 07/15/06 @ 102
     5.450%, 07/15/13                      850             894
   Monmouth County, Improvement
     Authority, RB, MBIA
     Callable 12/01/07 @ 101
     5.000%, 12/01/08                      250             265
     5.125%, 12/01/16                      500             507
   Moorestown Township, GO, AMBAC
     Pre-Refunded @ 102 (A)
     6.000%, 09/01/02                      300             317
   Morristown, GO, FSA
     5.500%, 08/01/01                      100             100
   New Brunswick, Housing Authority,
     RB, FGIC Callable 01/01/09 @ 101
     4.750%, 07/01/18                      500             484
   New Brunswick, Parking Authority,
     RB, FGIC Callable 01/01/06 @ 102
     5.000%, 01/01/20                      500             496
   New Jersey State, Economic
     Development Authority,
     School Facilities Construction Project,
     Ser A, GO, AMBAC
     5.500%, 06/15/12                      500             544
   New Jersey State, Economic
     Development Authority,
     School Facilities Construction Project,
     Ser A, GO, AMBAC
     Callable 06/15/11 @ 100
     5.250%, 06/15/18                      200             204
   New Jersey State,
     Environmental Infrastructure, Ser A,
     RB Callable 09/01/10 @ 101
     5.250%, 09/01/20                    1,000           1,023
   New Jersey State, Educational Facilities
     Authority, Princeton University
     Project, Ser B, RB
     Callable 7/01/09 @100
     5.125%, 07/01/19                    1,000           1,011
   Hopewell Valley,
     Regional School District, GO, FGIC
     Callable 08/15/10 @ 100
     5.000%, 08/15/14                      500             511
   New Jersey State, Building Authority,
     RB Callable 06/15/07 @ 102
     5.000%, 06/15/10                      600             628
     4.750%, 06/15/17                      500             484


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


NEW JERSEY MUNICIPAL SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State, Building Authority,
     RB, MBIA Callable 06/15/07 @ 102
     5.000%, 06/15/18                   $1,000          $  999
   New Jersey State, Economic
     Development Authority,
     International Center for Public
     Health Project, RB, AMBAC
     5.500%, 06/01/09                      315             341
   New Jersey State,
     Educational Facilities Authority,
     Drew University Project,
     Ser E, RB, ETM
     5.750%, 07/01/02                      360             371
   New Jersey State,
     Educational Facilities Authority,
     Glassboro State College Project,
     RB Pre-Refunded @ 100 (A)
     6.750%, 07/01/01                      275             275
   New Jersey State,
     Educational Facilities Authority,
     Higher Education Facilities
     Trust Fund, Ser A, RB, AMBAC
     Callable 09/01/05 @ 102
     5.125%, 09/01/06                      300             319
   New Jersey State,
     Educational Facilities Authority,
     Higher Education Trust Fund,
     Ser A, RB, AMBAC
     Callable 09/1/05 @ 102
     5.125%, 09/01/10                      500             522
   New Jersey State,
     Educational Facilities Authority,
     Medicine & Dentistry Project,
     Ser B, RB, AMBAC
     Callable 12/01/05 @ 101
     5.000%, 12/01/07                      250             262
   New Jersey State,
     Educational Facilities Authority,
     Montclair State University Project,
     Ser C, RB, AMBAC
     Callable 07/01/06 @ 101
     5.375%, 07/01/08                    1,285           1,370
   New Jersey State,
     Educational Facilities Authority,
     Richard Stockton State College
     Project, Ser B, RB, AMBAC
     Callable 07/01/02 @ 102
     6.200%, 07/01/04                      300             315
   New Jersey State,
     Educational Facilities Authority,
     Rowan College Project, Ser C,
     RB, MBIA
     5.050%, 07/01/03                      300             311

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State,
     Educational Facilities Authority,
     Rowan College Project, Ser C, RB,
     MBIA Callable 07/01/03 @ 102
     5.250%, 07/01/05                   $  300          $  316
   New Jersey State,
     Educational Facilities Authority,
     Seton Hall University Project,
     Ser A, RB, AMBAC
     4.250%, 07/01/07                      500             508
   New Jersey State, Educational
     Facilities Authority,
     Stevens Institute Technology Project,
     Ser I, RB Callable 07/01/08 @ 101
     5.000%, 07/01/09                      200             208
     5.000%, 07/01/28                      250             234
   New Jersey State, Environmental
     Infrastructure Authority, Ser A, RB
     Callable 09/01/10 @ 101
     5.000%, 09/01/14                      350             359
   New Jersey State, Environmental
     Infrastructure, Wastewater
     Treatment Project, RB
     Callable 09/01/07 @ 101
     5.000%, 09/01/10                    1,000           1,045
     5.000%, 09/01/14                    1,000           1,015
   New Jersey State, Highway Authority,
     Garden State Parkway, RB, ETM
     Callable 02/08/01 @ 100
     6.000%, 01/01/19                    1,000           1,105
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Home Buyer Project, Ser N, RB,
     MBIA Callable 10/01/05 @ 101.50
     5.200%, 04/01/06                      500             521
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Presedential Plaza Project, RB,
     FHA Callable 11/01/01 @ 102
     6.300%, 05/01/02                      400             409
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Ser A, RB
     6.400%, 05/01/02                      520             532
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Ser A, RB, AMBAC
     Callable 05/01/05 @ 102
     5.300%, 05/01/06                      325             340
   New Jersey State, Housing &
     Mortgage Finance Authority,
     Ser One, RB
     6.000%, 11/01/02                      275             281
--------------------------------------------------------------------------------
20

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State,
     Ser A, COP, AMBAC, ETM
     Callable 06/15/07 @100
     5.000%, 06/15/13                   $1,000         $ 1,016
     5.000%, 06/15/14                      500             506
   New Jersey State, Ser D, GO
     5.300%, 02/15/02                      850             864
     5.400%, 02/15/03                      300             311
   New Jersey State, Ser E, GO
     5.000%, 07/15/04                      100             105
   New Jersey State,
     Sports & Exposition Authority,
     Ser C, RB
     5.000%, 03/01/11                      500             521
   New Jersey State,
     Transportation Trust Fund,
     Transportation Systems Project,
     Ser A, RB
     5.750%, 06/15/15                    1,000           1,099
   New Jersey State,
     Transportation Trust Fund,
     Transportation Systems Project,
     Ser A, RB, FSA
     Callable 06/15/08 @ 100
     5.000%, 06/15/18                    1,000             999
   New Jersey State,
     Transportation Trust Fund,
     Transportation Systems Project,
     Ser A, RB, FSA
     Callable 06/15/09 @ 100
     4.500%, 06/15/19                    1,000             929
   New Jersey State,
     Transportation Trust Fund,
     Transportation Systems Project,
     Ser A, RB, MBIA
     4.500%, 12/15/02                      450             461
   New Jersey State,
     Transportation Trust Fund,
     Transportation Systems Project,
     Ser A, RB, MBIA
     Callable 06/15/05 @ 102
     5.500%, 06/15/11                      750             794
     5.000%, 06/15/15                      500             504
   New Jersey State,
     Transportation Trust Fund,
     Transportation Systems Project,
     Ser B, RB, MBIA
     Callable 06/15/05 @ 102
     5.200%, 06/15/06                    1,850           1,968
   New Jersey State,
     Turnpike Authority, RB, ETM
     10.375%, 01/01/03                     225             240

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey State,
     Turnpike Authority,
     Unrefunded Balance, Ser A, RB
     Callable 01/01/02 @ 102
     5.900%, 01/01/04                   $  340         $   351
   New Jersey, Ecomonic Development
     Authority, Public Schools
     Small Loan Project,
     RB Callable 08/15/03 @ 102
     4.900%, 08/15/04                      200             209
   New Jersey, Economic Development
     Authority, Bergen County
     Administration Complex Project,
     RB, MBIA
     Callable 11/15/08 @ 101
     4.550%, 11/15/10                    1,000           1,018
   New Jersey, Economic Development
     Authority, First Mortage
     Franciscan Oaks Project, RB
     Callable 04/01/03 @ 100
     5.600%, 10/01/12                      500             440
   New Jersey, Economic Development
     Authority, First Mortage Franciscan
     Oaks Project, RB
     Callable 04/01/08 @ 101
     5.700%, 10/01/17                    1,000             844
   New Jersey, Economic Development
     Authority, Hillcrest Health Service
     Systems Project RB, AMBAC
     5.000%, 01/01/07                      300             315
   New Jersey, Economic Development
     Authority, Unrefunded Balance,
     Health Village-96 Project, RB
     Callable 05/01/06 @ 101 (B)
     6.000%, 05/01/09                      175             185
   New Jersey, Environmental
     Infrastructure, Wastewater
     Treatment Project, RB
     Callable 09/01/07 @ 101
     5.000%, 09/01/17                      400             401
   New Jersey, Environmental
     Infrastructure, Wastewater
     Treatment Project, Ser D, RB
     Callable 05/01/08 @ 102
     5.000%, 05/01/11                      500             523
   New Jersey, Environmental
     Infrastructure, Wastewater
     Treatment Project, Ser G, RB, FGIC
     Callable 04/01/08 @ 102
     5.000%, 04/01/11                      450             470


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


NEW JERSEY MUNICIPAL SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey, Health Care Facilities
     Authority, Atlantic City Medical
     Center Project, Ser C, RB
     Callable 07/01/02 @ 102
     6.550%, 07/01/03                   $  300          $  311
   New Jersey, Health Care Facilities
     Authority, Hackensack University
     Medical Center Project, RB
     Callable 01/01/10 @ 101
     5.700%, 01/01/11                      500             532
     5.875%, 01/01/15                      500             516
   New Jersey, Health Care Facilities
     Authority, Hackensack University
     Medical Center Project,
     Ser A, RB, MBIA
     Callable 01/01/08 @ 101
     5.000%, 01/01/18                      500             498
   New Jersey, Health Care Facilities
     Authority, Kennedy Health Systems
     Project, Ser A, RB, MBIA
     Callable 07/01/07 @ 101
     5.200%, 07/01/18                      500             503
   New Jersey, Health Care Facilities
     Authority, Mountainside Hospital
     Project, RB, MBIA
     5.100%, 07/01/03                      500             518
   New Jersey, Health Care Facilities
     Authority, Underwood Memorial
     Hospital Project, Ser B, RB, AMBAC
     5.000%, 07/01/02                      300             307
   New Jersey, Sports & Exposition
     Authority, Ser A, RB
     Callable 09/01/03 @ 101
     5.000%, 09/01/06                      200             208
   New Jersey, Sports & Exposition
     Authority, Ser A, RB, MBIA
     5.600%, 07/01/01                      175             175
   New Jersey, Sports & Exposition
     Authority, State Guaranteed,
     RB, ETM
     8.300%, 01/01/03                      380             408
   New Jersey, Sports & Expostion
     Authority, Ser A, RB, MBIA
     Pre-Refunded @ 102 (A)
     5.900%, 07/01/02                      300             315
   New Jersey, Wastewater Treatment,
     Ser A, RB
     5.000%, 09/01/06                      450             475


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   New Jersey, Wastewater Treatment,
     Ser A, RB Pre-Refunded @ 102 (A)
     6.000%, 07/01/01                   $  955          $  974
   Newark, General Improvement,
     GO, MBIA
     5.000%, 10/01/03                    2,600           2,704
   Newark, Board of Education, GO,
     MBIA Callable 12/15/04 @ 102
     5.875%, 12/15/11                      370             396
   North Brunswick Township,
     Board of Education, GO, FGIC
     Callable 02/01/07 @ 101
     5.000%, 02/01/10                      750             781
   North Brunswick Township, GO, FGIC
     Callable 05/15/07 @ 101
     5.000%, 05/15/12                    1,000           1,033
   North Jersey District, Water Supply,
     Wanaque North Project, RB, MBIA
     Callable 11/15/07 @ 101
     5.000%, 11/15/10                      500             523
   North Jersey District, Water Supply,
     Wanaque South Project, RB, MBIA
     5.400%, 07/01/02                      300             308
     5.500%, 07/01/03                      200             209
   Ocean County,
     GO Pre-Refunded @ 102 (A)
     5.800%, 09/01/02                      500             526
   Ocean Township, School District,
     GO, MBIA Pre-Refunded @ 100 (A)
     5.400%, 06/01/04                      250             264
   Old Tappan, Board of Education,
     GO, FGIC Callable 04/01/06 @ 101
     5.100%, 04/01/18                      500             502
   Parsippany, Troy Hills Township,
     GO, MBIA Callable 12/01/07 @ 102
     5.000%, 12/01/15                      500             507
   Paterson, GO,
     FSA Pre-Refunded @ 101 (A)
     6.350%, 02/15/02                      235             243
   Pequannock Lincoln Park,
     Ser E-I, RB, MBIA
     4.400%, 12/01/02                      500             511
   Pleasantville, School District,
     GO, MBIA Callable 02/15/08 @ 100
     5.000%, 02/15/11                      500             518
   Randolph Township, School District,
     GO, FGIC Callable 08/01/08 @ 100
     5.000%, 08/01/15                      500             506
   Rutgers State University, Ser S, RB
     Callable 05/01/03 @ 102
     5.000%, 05/01/04                      500             521


--------------------------------------------------------------------------------
22

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Rutgers State University, Ser U, RB
     Callable 05/01/08 @ 101
     5.000%, 05/01/14                   $  500          $  506
   Secaucus,
     Municipal Utilities Authority,
     Sewer Project, Ser A, RB
     5.650%, 12/01/04                      200             214
   Secaucus, Municipal Utilities Authority,
     Sewer Project, Ser A, RB
     Callable 12/01/04 @ 102
     5.750%, 12/01/05                      385             418
   Somerset County, GO
     5.000%, 10/01/02                      200             205
   Somerset, Raritan Valley,
     Sewer Improvement Authority,
     Ser H, GO
     5.150%, 07/01/01                      300             300
   South Jersey, Transportation Authority,
     Ser B, RB, MBIA
     5.500%, 11/01/02                      250             259
   Union County,
     General Improvement Project, GO
     4.750%, 02/01/03                      500             513
   Union County, Improvement Authority,
     Capital Equipment & Facilities Lease
     Project, Ser A, RB
     Callable 04/01/02 @ 102
     5.150%, 04/01/05                      500             516
   Union County, Improvement Authority,
     Educational Services Commission,
     RB Callable 03/01/07 @ 101
     5.050%, 03/01/08                      125             132
   University Medicine & Dentistry,
     Ser E, RB Callable 12/01/01 @ 102
     6.200%, 12/01/03                      500             516
   Wanaque Valley,
     Regional Sewer Authority,
     Ser B, RB, AMBAC
     5.100%, 09/01/03                      300             312
   Warren County,
     Municipal Utilities Authority, RB
     Callable 12/01/03 @ 101
     5.050%, 12/01/04                      225             235
   Warren County, Pollution Control,
     Resource Recovery Project, RB, MBIA
     6.150%, 12/01/02                      210             216
   Warren County, Pollution Control,
     Resource Recovery Project, RB, MBIA
     Callable 12/01/02 @ 102
     6.550%, 12/01/06                      300             312

--------------------------------------------------------------------------------
DESCRIPTION                          PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
   Washington Township,
     Board of Education, GO, MBIA
     5.000%, 02/01/03                   $  250         $   257
     5.000%, 02/01/06                      250             263
   Wayne Township,
     General Improvement Project, GO
     Callable 08/10/01 @ 101
     5.450%, 10/01/04                      250             253
                                                       -------
                                                        78,354
                                                       -------
DELAWARE--1.1%
   Delaware, River & Bay Authority, RB,
     FGIC Callable 01/01/06 @ 102
     5.350%, 01/01/14                    1,000           1,031
                                                       -------
NEW YORK--1.5%
   Port Authority of New York &
     New Jersey, Consolidated
     Eighty-Second Ser, RB
     Callable 08/01/02 @ 101
     5.300%, 08/01/03                      300             310
   Port Authority of New York &
     New Jersey, Consolidated
     One-Hundred Fourth
     Ser, RB, AMBAC
     Callable 01/15/06 @ 101
     5.200%, 07/15/17                    1,000           1,016
                                                       -------
                                                         1,326
                                                       -------
PENNSYLVANIA--3.9%
   Delaware River Port Authority,
     Pennsylvania & New Jersey,
     Port District Project, Ser B, RB,
     MBIA Callable 01/01/08 @ 101
     4.750%, 01/01/14                      480             479
     4.750%, 01/01/17                    1,000             970
   Delaware River Port Authority,
     Pennsylvania & New Jersey, RB,
     FGIC Callable 01/01/06 @ 102
     5.400%, 01/01/13                    1,000           1,044
   Deleware River Port Authority,
     Pennsylvania & New Jersey,
     Ser B,  RB, AMBAC
     5.250%, 01/01/09                    1,000           1,063
                                                       -------
                                                         3,556
                                                       -------
PUERTO RICO--4.6%
   Puerto Rico, Electric Power Authority,
     Ser AA, RB, MBIA
     4.900%, 07/01/05                    1,000           1,050
   Puerto Rico, Electric Power Authority,
     Ser Y, RB, MBIA
     6.500%, 07/01/06                      500             564


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


NEW JERSEY MUNICIPAL SECURITIES FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                    PAR (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico, Industrial &
     Educational Tourist Authority,
     Dr. Pila Hospital Project,
     Ser A, RB, FHA
     Callable 08/01/05 @ 101.50
     5.250%, 08/01/06                   $  200          $  209
   Puerto Rico, Industrial &
     Educational Tourist Authority,
     International American University
     Project, Ser A, RB, MBIA
     Callable 10/01/08 @ 101
     5.000%, 10/01/22                    1,000             993
   Puerto Rico, Telephone Authority,
     Ser M, RB Pre-Refunded
     @ 101.50 (A)
     5.400%, 01/01/03                      260             273
   Puerto Rico, Telephone Authority,
     Ser M, RB, AMBAC
     Pre-Refunded @ 101.50 (A)
     5.050%, 01/01/03                      590             617
   Puerto Rico, Telephone Authority,
     Ser N, RB Pre-Refunded
     @ 101.50 (A)
     5.100%, 01/01/03                      395             413
                                                       -------
                                                         4,119
                                                       -------
Total Municipal Bonds
   (Cost $86,063)                                       88,386
                                                       -------

OTHER INVESTMENT COMPANY--0.4%
   Federated New Jersey Municipal
     Cash Trust                        395,066             395
                                                       -------
Total Other Investment Company
   (Cost $395)                                             395
                                                       -------
Total Investments--98.5%
   (Cost $86,458)                                       88,781
                                                       -------
OTHER ASSETS AND LIABILITIES, NET--1.5%                   1,304
                                                       -------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 7,635,269 outstanding shares
     of beneficial interest                             79,563
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 763,111 outstanding shares
     of beneficial interest                              8,319
   Undistributed net investment income                      27
   Accumulated net realized loss on investments           (147)
   Net unrealized appreciation on investments            2,323
                                                       -------
Total Net Assets-- 100.0%                              $90,085
                                                       =======


--------------------------------------------------------------------------------
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $10.73
                                                       =======
Net Asset Value and Redemption
   Price Per Share-- Class A                            $10.69
                                                       =======
Maximum Public Offering Price
   Per Share-- Class A ($10.69 / 97%)                   $11.02
                                                       =======

(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE PRE-REFUNDED DATE.

(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

COP -- CERTIFICATE OF PARTICIPATION

GO -- GENERAL OBLIGATION

RB -- REVENUE BOND

SER -- SERIES

ETM -- ESCROWED TO MATURITY

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR CERTAIN SECURITIES AS DEFINED IN THE STATEMENT OF NET ASSETS:

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FHA -- FEDERAL HOUSING AGENCY

FSA -- FINANCIAL SECURITY ASSISTANCE

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

MUTUAL FUND--101.2%
   SEI Institutional Managed Trust
     High Yield Bond Fund --
     Class A                           797,445          $6,651
                                                        ------
Total Mutual Fund
   (Cost $7,888)                                         6,651
                                                        ------
Total Investments--101.2%
   (Cost $7,888)                                         6,651
                                                        ------
OTHER ASSETS AND LIABILITIES, NET--(1.2%)                  (77)
                                                        ------

NET ASSETS:
   Portfolio Shares of Class I
   (unlimited authorization -- no par value)
     based on 415,173 outstanding shares
     of beneficial interest                              4,097


--------------------------------------------------------------------------------
24

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 11,006 outstanding shares
     of beneficial interest                             $  129
   Portfolio Shares of Class B
     (unlimited authorization -- no par value)
     based on 414,359 outstanding shares
     of beneficial interest                              4,403
   Accumulated net realized loss
     on investments                                       (818)
   Net unrealized depreciation on investments           (1,237)
                                                        ------
Total Net Assets-- 100.0%                               $6,574
                                                        ======
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $7.83
                                                        ======
Net Asset Value and Redemption
   Price Per Share-- Class A                             $7.82
                                                        ======
Maximum Public Offering
   Price Per Share -- Class A ($7.82 / 95.75%)           $8.17
                                                        ======
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B (1)                         $7.82
                                                        ======

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BALANCED FUND
--------------------------------------------------------------------------------

COMMON STOCKS--60.2%
BANKS--7.7%
   Bank of New York                     16,000        $    768
   Citigroup                            33,000           1,744
   JP Morgan Chase                      25,000           1,115
                                                      --------
                                                         3,627
                                                      --------
COMPUTERS & SERVICES--6.7%
   Cisco Systems*                       33,000             601
   Electronic Data Systems              10,000             625
   EMC-Mass                              8,000             232
   Hewlett-Packard                      20,000             572
   International Business Machines      10,000           1,130
                                                      --------
                                                         3,160
                                                      --------
DIVERSIFIED FINANCIAL SERVICES--4.7%
   American Express                     28,000           1,086
   Morgan Stanley Dean Witter           17,000           1,092
                                                      --------
                                                         2,178
                                                      --------
DIVERSIFIED MANUFACTURING--9.2%
   General Electric                     38,000           1,852
   Tyco International Ltd.              45,000           2,452
                                                      --------
                                                         4,304
                                                      --------


--------------------------------------------------------------------------------
DESCRIPTION                              SHARES    VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--2.8%
   Emerson Electric                     22,000        $  1,331
                                                      --------
FOOD, BEVERAGE & TOBACCO--0.8%
   Conagra Foods                        20,000             396
                                                      --------
GAS/NATURAL GAS--1.2%
   Enron                                11,000             539
                                                      --------
INSURANCE--2.1%
   American International Group         11,250             967
                                                      --------
MACHINERY--0.6%
   Smith International*                  5,000             299
                                                      --------
MEDICAL PRODUCTS & SERVICES--2.1%
   Johnson & Johnson                    20,000           1,000
                                                      --------
MULTIMEDIA--2.8%
   AOL Time Warner*                     25,150           1,333
                                                      --------
PETROLEUM & FUEL PRODUCTS--1.1%
   Schlumberger Ltd.                    10,000             526
                                                      --------
PETROLEUM REFINING--2.6%
   BP ADR                               10,586             528
   Exxon Mobil                           7,920             692
                                                      --------
                                                         1,220
                                                      --------
PHARMACEUTICALS--5.6%
   Bristol-Myers Squibb                 10,000             523
   Elan ADR*                            10,000             610
   Merck                                11,000             703
   Pfizer                               20,000             801
                                                      --------
                                                         2,637
                                                      --------
RETAIL--4.0%
   BJ's Wholesale Club*                  7,000             373
   CVS                                  13,000             502
   Wal-Mart Stores                      20,000             976
                                                      --------
                                                         1,851
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--4.3%
   Intel                                38,000           1,112
   Texas Instruments                    28,000             882
                                                      --------
                                                         1,994
                                                      --------
SOFTWARE & PROGRAMMING--1.6%
   Microsoft*                           10,000             730
                                                      --------
TELEPHONES & TELECOMMUNICATIONS--0.3%
   WorldCom-WorldCom Group*             10,000             142
                                                      --------
Total Common Stocks
   (Cost $20,610)                                       28,234
                                                      --------

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


BALANCED FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                           PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--6.5%
   U.S. Treasury Notes
     6.125%,  08/31/02                  $  900        $    921
     6.750%,  05/15/05                   1,500           1,597
     6.500%,  02/15/10                     500             537
                                                      --------
Total U.S. Treasury Obligations
   (Cost $2,924)                                         3,055
                                                      --------

U.S. GOVERNMENT AGENCY OBLIGATIONS--5.6%
   Federal Farm Credit Bank, MTN
     6.000%,  01/07/08                   1,000           1,014
   Federal Home Loan Mortgage
     6.704%,  01/09/07                     500             523
   Federal National Mortgage Association
     7.125%,  03/15/07                   1,000           1,071
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $2,502)                                         2,608
                                                      --------

CORPORATE BONDS--23.5%
AEROSPACE/DEFENSE EQUIPMENT--2.1%
   United Technologies
     6.500%,  06/01/09                   1,000           1,003
                                                      --------
BANKS--1.1%
   Bank One
     7.125%,  05/15/07                     500             516
                                                      --------
COMPUTERS & SERVICES--2.3%
   International Business Machines
     7.500%,  06/15/13                   1,000           1,075
                                                      --------
DIVERSIFIED FINANCIAL SERVICES--3.3%
   Bear Stearns
     6.625%,  10/01/04                     800             815
   Goldman Sachs Group
     6.650%,  05/15/09                     750             745
                                                      --------
                                                         1,560
                                                      --------
DIVERSIFIED MANUFACTURING--2.0%
   Tyco International Group
     6.125%,  01/15/09                   1,000             961
                                                      --------
MULTIMEDIA--2.1%
   Walt Disney, MTN
     5.800%,  10/27/08                   1,000             974
                                                      --------
PETROLEUM & FUEL PRODUCTS--2.2%
   Amoco
     6.250%,  10/15/04                   1,000           1,030
                                                      --------
RAILROADS--2.1%
   Norfolk Southern Railway, Ser I
     5.950%,  04/01/08                   1,000             967
                                                      --------

--------------------------------------------------------------------------------
DESCRIPTION                    PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
RESTAURANTS--2.2%
   McDonald's, Ser E, MTN
     6.500%,  08/01/07                  $1,000        $  1,024
                                                      --------
TELEPHONES & TELECOMMUNICATIONS--4.1%
   GTE California, Ser G
     5.500%,  01/15/09                   1,000             935
   Verizon Communications
     6.460%,  04/15/08                   1,000             983
                                                      --------
                                                         1,918
                                                      --------
Total Corporate Bonds
   (Cost $10,771)                                       11,028
                                                      --------

CERTIFICATES OF DEPOSIT--0.9%
   National City Bank Cleveland
     7.100%,  09/25/12                     400             394
                                                      --------
Total Certificates Of Deposit
   (Cost $400)                                             394
                                                      --------

OTHER INVESTMENT COMPANY--1.2%
   Chase Vista Prime
     Money Market                      574,640             575
                                                      --------
Total Other Investment Company
   (Cost $575)                                             575
                                                      --------
Total Investments--97.9%
   (Cost $37,782)                                       45,894
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--2.1%                    988
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 1,407,720 outstanding shares
     of beneficial interest                             10,406
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 528,680 outstanding shares
     of beneficial interest                              4,708
   Portfolio Shares of Class B
     (unlimited authorization -- no par value)
     based on 1,873,906 outstanding shares
     of beneficial interest                             25,059
   Accumulated net realized loss on investments         (1,403)
   Net unrealized appreciation on investments            8,112
                                                      --------
Total Net Assets -- 100.0%                             $46,882
                                                      ========


--------------------------------------------------------------------------------
26

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $12.33
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class A                            $12.35
                                                      ========
Maximum Public Offering
   Price Per Share-- Class A ($12.35 / 94.5%)           $13.07
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B (1)                        $12.27
                                                      ========
*NON-INCOME PRODUCING SECURITY

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

LTD. -- LIMITED

MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




EQUITY INCOME FUND
--------------------------------------------------------------------------------

COMMON STOCKS--89.4%
AEROSPACE/DEFENSE EQUIPMENT--3.4%
   United Technologies                  40,000         $ 2,930
                                                       -------
AUTOMOTIVE--1.4%
   Ford Motor*                          50,000           1,227
                                                       -------
BANKS--11.5%
   Bank of America                      30,000           1,801
   Bank of New York                     60,000           2,880
   Citigroup                            25,000           1,321
   JP Morgan Chase                      70,000           3,122
   US Bancorp                           40,000             912
                                                       -------
                                                        10,036
                                                       -------
BEAUTY PRODUCTS--2.6%
   Kimberly-Clark                       40,000           2,236
                                                       -------
BUILDING & CONSTRUCTION--0.9%
   Masco                                30,000             749
                                                       -------
CHEMICALS--2.9%
   Dow Chemical                         30,000             997
   PPG Industries                       30,000           1,577
                                                       -------
                                                         2,574
                                                       -------
DIVERSIFIED FINANCIAL SERVICES--4.9%
   Fannie Mae                           15,000           1,277
   Household International              45,000           3,001
                                                       -------
                                                         4,278
                                                       -------

--------------------------------------------------------------------------------
DESCRIPTION                              SHARES     VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING--7.2%
   General Electric                     90,000         $ 4,387
   Textron                              35,000           1,926
                                                       -------
                                                         6,313
                                                       -------
GAS/NATURAL GAS--4.6%
   Enron                                40,000           1,960
   KeySpan                              25,000             912
   Williams                             35,000           1,153
                                                       -------
                                                         4,025
                                                       -------
INSURANCE--13.6%
   American General                     45,000           2,090
   American International Group         35,000           3,010
   Chubb                                15,000           1,161
   Lincoln National                     50,000           2,588
   Marsh & McLennan                     30,000           3,030
                                                       -------
                                                        11,879
                                                       -------
MACHINERY--1.1%
   Caterpillar                          20,000           1,001
                                                       -------
MEDICAL PRODUCTS & SERVICES--3.4%
   Baxter International                 60,000           2,940
                                                       -------
MULTIMEDIA--4.2%
   McGraw-Hill                          55,000           3,638
                                                       -------
PETROLEUM REFINING--9.4%
   BP ADR                               50,000           2,493
   Chevron                              25,000           2,263
   Exxon Mobil                          39,000           3,407
                                                       -------
                                                         8,163
                                                       -------
PHARMACEUTICALS--10.9%
   American Home Products               30,000           1,753
   Bristol-Myers Squibb                 35,000           1,831
   Glaxosmithkline ADR                  25,000           1,405
   Merck                                25,000           1,598
   Pfizer                               45,000           1,802
   Pharmacia                            25,000           1,149
                                                       -------
                                                         9,538
                                                       -------
RETAIL--1.2%
   Limited                              65,000           1,074
                                                       -------
TELEPHONES & TELECOMMUNICATIONS--5.0%
   BellSouth                            55,000           2,215
   Verizon Communications*              40,000           2,140
                                                       -------
                                                         4,355
                                                       -------


--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


EQUITY INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
TOYS--1.2%
   Mattel                               55,000         $ 1,041
                                                       -------
Total Common Stocks
   (Cost $50,196)                                       77,997
                                                       -------

CONVERTIBLE PREFERRED STOCKS--3.8%
   El Paso Energy Capital Trust I       25,000           1,644
   Estee Lauder Companies               15,000           1,214
   Heller Financial*                    15,000             434
                                                       -------
Total Convertible Preferred Stocks
   (Cost $2,894)                                         3,292
                                                       -------

TREASURY BILLS--4.6%
   U.S Treasury Bills (A)
      3.270%, 07/12/01                   4,000           3,996
                                                       -------
Total Treasury Bills
   (Cost $3,996)                                         3,996
                                                       -------

OTHER INVESTMENT COMPANY--2.5%
   Chase Vista Prime
     Money Market                    2,188,059           2,188
                                                       -------
Total Other Investment Company
   (Cost $2,188)                                         2,188
                                                       -------
Total Investments--100.3%
   (Cost $59,274)                                       87,473
                                                       -------
OTHER ASSETS AND LIABILITIES, NET--(0.3%)                 (253)
                                                       -------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 4,364,697 outstanding shares
     of beneficial interest                             33,769
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 776,752 outstanding shares
     of beneficial interest                              8,728
   Portfolio Shares of Class B
     (unlimited authorization -- no par value)
     based on 980,775 outstanding shares
     of beneficial interest                             14,138
   Accumulated net realized gain on investments          2,386
   Net unrealized appreciation on investments           28,199
                                                       -------
Total Net Assets-- 100.0%                              $87,220
                                                       =======

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $14.25
                                                       =======
Net Asset Value and Redemption
   Price Per Share-- Class A                            $14.28
                                                       =======
Maximum Public Offering
   Price Per Share -- Class A ($14.28 / 94.5%)          $15.11
                                                       =======
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B (1)                        $14.20
                                                       =======

*NON-INCOME PRODUCING SECURITY

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE DISCOUNT RATE AT TIME OF PURCHASE.

ADR -- AMERICAN DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



EQUITY INDEX FUND
-------------------------------------------------------------------------------

MUTUAL FUND--100.4%
   SEI Index Funds S&P 500
     Index Fund-- Class E              825,924         $31,311
                                                       -------
Total Mutual Fund
   (Cost $33,231)                                       31,311
                                                       -------
Total Investments--100.4%
   (Cost $33,231)                                       31,311
                                                       -------
OTHER ASSETS AND LIABILITIES, NET--(0.4%)                 (123)
                                                       -------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 788,171 outstanding shares
     of beneficial interest                             10,241
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 143,336 outstanding shares
     of beneficial interest                              1,776
   Portfolio Shares of Class B
     (unlimited authorization -- no par value)
     based on 1,742,848 outstanding shares
     of beneficial interest                             21,757
   Accumulated net investment loss                        (148)
   Accumulated net realized loss on investments           (518)
   Net unrealized depreciation on investments           (1,920)
                                                       -------
Total Net Assets-- 100.0%                              $31,188
                                                       =======


--------------------------------------------------------------------------------
28

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $11.91
                                                       =======
Net Asset Value and Redemption
   Price Per Share-- Class A                            $11.74
                                                       =======
Maximum Public Offering Price
    Per Share-- Class A ($11.74 / 94.5%)                $12.42
                                                       =======
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B (1)                        $11.54
                                                       =======

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY VALUE FUND
--------------------------------------------------------------------------------

COMMON STOCKS--100.8%
AEROSPACE/DEFENSE EQUIPMENT--2.5%
   United Technologies                  80,000         $ 5,861
                                                       -------
BANKS--11.8%
   Bank of America                      70,000           4,202
   Bank of New York                    120,000           5,760
   Citigroup                           150,000           7,926
   JP Morgan Chase                     140,000           6,244
   Wells Fargo                          85,000           3,947
                                                       -------
                                                        28,079
                                                       -------
BEAUTY PRODUCTS--1.9%
   Gillette                            160,000           4,638
                                                       -------
BUILDING & CONSTRUCTION--1.5%
   Masco                               140,000           3,494
                                                       -------
COMMUNICATIONS EQUIPMENT--1.4%
   Motorola                            200,000           3,312
                                                       -------
COMPUTERS & SERVICES--7.8%
   Cisco Systems*                      110,000           2,002
   Electronic Data Systems              70,000           4,375
   Hewlett-Packard                     160,000           4,576
   International Business Machines      50,000           5,650
   Sun Microsystems*                   120,000           1,886
                                                       -------
                                                        18,489
                                                       -------
COSMETICS & TOILETRIES--4.5%
   Colgate-Palmolive                   100,000           5,899
   Kimberly-Clark                       85,000           4,751
                                                       -------
                                                        10,650
                                                       -------
DIVERSIFIED FINANCIAL SERVICES--2.0%
   American Express                    125,000           4,850
                                                       -------
DIVERSIFIED MANUFACTURING--7.0%
   General Electric                    140,000           6,825
   Textron                              80,000           4,403
   Tyco International Ltd.             100,000           5,450
                                                       -------
                                                        16,678
                                                       -------

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--3.5%
   Emerson Electric                     70,000         $ 4,235
   FPL Group                            70,000           4,215
                                                       -------
                                                         8,450
                                                       -------
FOOD, BEVERAGE & TOBACCO--3.8%
   Pepsico                             110,000           4,862
   Unilever                             70,000           4,170
                                                       -------
                                                         9,032
                                                       -------
GAS/NATURAL GAS--2.1%
   Enron                               100,000           4,900
                                                       -------
INSURANCE--2.5%
   American International Group         70,000           6,020
                                                       -------
MEDICAL PRODUCTS & SERVICES--2.3%
   Johnson & Johnson                   110,000           5,500
                                                       -------
MISCELLANEOUS ELECTRONIC COMPONENTS--0.6%
   CTS                                  70,000           1,435
                                                       -------
MULTIMEDIA--7.0%
   AOL Time Warner*                    140,000           7,420
   Gannett                              80,000           5,272
   Walt Disney                         135,000           3,900
                                                       -------
                                                        16,592
                                                       -------
PETROLEUM & FUEL PRODUCTS--1.2%
   Schlumberger Ltd.                    55,000           2,896
                                                       -------
PETROLEUM REFINING--7.4%
   BP ADR                              100,000           4,985
   Exxon Mobil                          85,000           7,425
   Royal Dutch Petroleum                90,000           5,244
                                                       -------
                                                        17,654
                                                       -------
PHARMACEUTICALS--11.2%
   Bristol-Myers Squibb                100,000           5,230
   Glaxosmithkline ADR                 100,000           5,620
   Merck                                95,000           6,071
   Pfizer                              170,000           6,808
   Schering-Plough                      80,000           2,899
                                                       -------
                                                        26,628
                                                       -------
RAILROADS--2.9%
   Burlington Northern Santa Fe        120,000           3,620
   Union Pacific                        60,000           3,295
                                                       -------
                                                         6,915
                                                       -------
RETAIL--2.5%
   Target                              170,000           5,882
                                                       -------
SEMI-CONDUCTORS/INSTRUMENTS--3.5%
   Intel                               190,000           5,558
   Texas Instruments                    90,000           2,835
                                                       -------
                                                         8,393
                                                       -------

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------


EQUITY VALUE FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
SOFTWARE & PROGRAMMING--3.1%
   Microsoft*                          100,000        $  7,300
                                                      --------
TELEPHONES & TELECOMMUNICATIONS--6.8%
   Alltel                               65,000           3,982
   BellSouth                           140,000           5,638
   Lucent Technologies                 100,000             620
   Nortel Networks                      75,000             682
   SBC Communications                  130,000           5,208
                                                      --------
                                                        16,130
                                                      --------
Total Common Stocks
   (Cost $181,614)                                     239,778
                                                      --------

OTHER INVESTMENT COMPANY--0.0%
   Chase Vista Prime Money Market        3,567               4
                                                      --------
Total Other Investment Company
   (Cost $4)                                                 4
                                                      --------
Total Investments--100.8%
   (Cost $181,618)                                     239,782
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.8%)               (1,904)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 13,618,117 outstanding shares
     of beneficial interest                            133,771
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 942,122 outstanding shares
     of beneficial interest                             10,750
   Portfolio Shares of Class B
     (unlimited authorization -- no par value)
     based on 1,765,137 outstanding shares
     of beneficial interest                             27,562
   Distributions in excess of net investment income         (1)
   Accumulated net realized gain on investments          7,632
   Net unrealized appreciation on investments           58,164
                                                      --------
Total Net Assets-- 100.0%                             $237,878
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                            $14.61
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class A                            $14.58
                                                      ========
Maximum Public Offering
   Price Per Share -- Class A ($14.58 / 94.5%)          $15.43
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B (1)                        $14.30
                                                      ========

*NON-INCOME PRODUCING SECURITY

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

ADR -- AMERICAN DEPOSITARY RECEIPT

LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY GROWTH FUND
--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--95.6%
BANKS--6.5%
   Citigroup                           166,666         $ 8,807
   Mellon Financial                    159,000           7,314
   Northern Trust                        1,000              62
                                                       -------
                                                        16,183
                                                       -------
BROADCASTING, NEWSPAPERS & ADVERTISING--2.4%
   Omnicom Group                        68,000           5,848
   Univision Communications, Cl A*       1,000              43
                                                       -------
                                                         5,891
                                                       -------
COMMUNICATIONS EQUIPMENT--2.7%
   Juniper Networks*                     3,000              93
   Network Appliance*                    1,000              14
   Nokia OYJ ADR                       300,000           6,612
   Qualcomm*                             1,000              58
                                                       -------
                                                         6,777
                                                       -------
COMPUTERS & SERVICES--3.7%
   Cisco Systems*                      230,000           4,186
   EMC-Mass                            150,000           4,357
   Sun Microsystems*                    40,000             629
                                                       -------
                                                         9,172
                                                       -------
DIVERSIFIED FINANCIAL SERVICES--8.0%
   Freddie Mac                         134,083           9,386
   MBNA                                132,000           4,349
   Morgan Stanley Dean Witter           97,000           6,230
                                                       -------
                                                        19,965
                                                       -------
DIVERSIFIED MANUFACTURING--12.4%
   General Electric                    261,000          12,724
   Illinois Tool Works                 107,682           6,816
   Tyco International Ltd.             210,000          11,445
                                                       -------
                                                        30,985
                                                       -------
ELECTRICAL PRODUCTS & SERVICES--2.9%
   AES*                                158,000           6,802
   Calpine*                              5,000             189
   Constellation Energy Group            5,000             213
                                                       -------
                                                         7,204
                                                       -------
GAS/NATURAL GAS--3.9%
   Enron                               197,000           9,653
                                                       -------
INSURANCE--4.9%
   American International Group        143,405          12,333
                                                       -------
MEDICAL PRODUCTS & SERVICES--3.6%
   Johnson & Johnson                   180,000           9,000
                                                       -------
MEDICAL/BIOMEDICAL--0.7%
   Amgen*                               30,000           1,820
                                                       -------

--------------------------------------------------------------------------------
30

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--3.2%
   Automatic Data Processing           160,000        $  7,952
                                                      --------
MISCELLANEOUS ELECTRONIC COMPONENTS--0.7%
   Sanmina*                             80,000           1,873
                                                      --------
MOTORCYCLES--0.9%
   Harley-Davidson                      50,000           2,354
                                                      --------
MULTIMEDIA--1.3%
   AOL Time Warner*                     60,000           3,180
                                                      --------
PHARMACEUTICALS--11.4%
   Bristol-Myers Squibb                  1,000              52
   Elan ADR*                           165,000          10,065
   Merck                                80,000           5,113
   Pfizer                              172,500           6,909
   Pharmacia                           135,000           6,203
   Schering-Plough                       5,000             181
                                                      --------
                                                        28,523
                                                      --------
RETAIL--12.4%
   Bed Bath & Beyond*                  316,000           9,859
   Best Buy*                             8,000             508
   CVS                                  30,000           1,158
   Dollar Tree Stores*                 142,500           3,967
   Gap Inc/The                           1,000              29
   Home Depot                          130,000           6,052
   Kohls*                               80,000           5,018
   Staples*                            275,000           4,397
                                                      --------
                                                        30,988
                                                      --------
SCHOOLS--1.1%
   Apollo Group, Cl A*                  65,000           2,759
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--7.4%
   Broadcom, Cl A*                       1,000              43
   Intel                               156,000           4,563
   Texas Instruments                   177,000           5,576
   Xilinx*                             200,000           8,248
                                                      --------
                                                        18,430
                                                      --------
SOFTWARE & PROGRAMMING--4.7%
   Adobe Systems                         7,000             329
   BEA Systems*                        115,000           3,532
   Check Point Software Technologies*   95,000           4,804
   Microsoft*                            8,000             584
   Oracle*                              10,000             190
   Siebel Systems*                      26,500           1,243
   Veritas Software*                    15,595           1,038
                                                      --------
                                                        11,720
                                                      --------
TELEPHONES & TELECOMMUNICATIONS--0.8%
   Comverse Technology*                 36,000           2,056
                                                      --------
Total Common Stocks
   (Cost $198,553)                                     238,818
                                                      --------


--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANY--4.6%
   Chase Vista Prime
     Money Market                   11,588,748        $ 11,589
                                                      --------
Total Other Investment Company
   (Cost $11,589)                                       11,589
                                                      --------
Total Investments--100.2%
   (Cost $210,142)                                     250,407
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(0.2%)                 (510)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I
     (unlimited authorization -- no par value)
     based on 22,228,886 outstanding shares
     of beneficial interest                            198,368
   Portfolio Shares of Class A
     (unlimited authorization -- no par value)
     based on 683,283 outstanding shares
     of beneficial interest                              8,440
   Portfolio Shares of Class B
     (unlimited authorization -- no par value)
     based on 3,642,559 outstanding shares
     of beneficial interest                             48,700
   Accumulated net investment loss                        (401)
   Accumulated net realized loss on investments        (45,475)
   Net unrealized appreciation on investments           40,265
                                                      --------
Total Net Assets-- 100.0%                             $249,897
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class I                             $9.48
                                                      ========
Net Asset Value and Redemption
   Price Per Share-- Class A                             $9.30
                                                      ========
Maximum Public Offering
   Price Per Share-- Class A ($9.30 / 94.5%)             $9.84
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B (1)                         $8.98
                                                      ========

* NON-INCOME PRODUCING SECURITY

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



--------------------------------------------------------------------------------
                                                                              31

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


MID CAP FUND
--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--97.3%
APPAREL/TEXTILES--2.7%
   Cintas                                4,800         $   222
                                                       --------
BANKS--6.1%
   Charter One Financial                 4,200             134
   Compass Bancshares                    5,500             146
   Marshall & Ilsley                     4,000             216
                                                       --------
                                                           496
                                                       --------
BROADCASTING, NEWSPAPERS & ADVERTISING--2.8%
   Hispanic Broadcasting*                1,900              55
   Univision Communications, Cl A*       4,000             171
                                                       --------
                                                           226
                                                       --------
BUILDING & CONSTRUCTION PRODUCTS--1.5%
   American Standard*                    2,000             120
                                                       --------
COMMERCIAL SERVICES--3.2%
   Concord EFS*                          5,100             265
                                                       --------
COMMUNICATIONS EQUIPMENT--0.5%
   McData, Cl A*                         2,200              39
                                                       --------
ELECTRICAL PRODUCTS & SERVICES--1.7%
   Calpine*                              3,600             136
                                                       --------
FOOD, BEVERAGE & TOBACCO--3.2%
   Suiza Foods*                          5,000             265
                                                       --------
GAS/NATURAL GAS--3.0%
   BJ Services*                          6,200             176
   Weatherford International*            1,500              72
                                                       --------
                                                           248
                                                       --------
INSURANCE--2.7%
   AMBAC Financial Group                 3,750             218
                                                       --------
MEDICAL PRODUCTS & SERVICES--13.1%
   Biomet                                7,980             384
   Endocare*                             7,000             112
   ESC Medical Systems Ltd.*             6,500             188
   Stryker                               5,000             274
   Thoratec*                             7,000             109
                                                       --------
                                                         1,067
                                                       --------
MEDICAL/BIOMEDICAL--6.7%
   Chiron*                               8,000             408
   Millennium Pharmaceuticals*           3,800             135
                                                       --------
                                                           543
                                                       --------
METALS & METAL INDUSTRIES--0.6%
   Shaw Group*                           1,200              48
                                                       --------

--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--6.3%
   Fiserv*                               4,000         $   256
   Professional Detailing*                 600              55
   Robert Half International*            8,000             199
                                                       --------
                                                           510
                                                       --------
MISCELLANEOUS ELECTRONIC COMPONENTS--3.1%
   American Power Conversion*           10,250             161
   Jabil Circuit*                        3,000              93
                                                       --------
                                                           254
                                                       --------
MOTORCYCLES--3.5%
   Harley-Davidson                       6,000             282
                                                       --------
PETROLEUM & FUEL PRODUCTS--1.5%
   Ensco International                     100               2
   Prima Energy*                         2,200              53
   Spinnaker Exploration*                1,700              68
                                                       --------
                                                           123
                                                       --------
PHARMACEUTICALS--2.3%
   Forest Laboratories*                    500              35
   Medimmune*                            3,200             151
                                                       --------
                                                           186
                                                       --------
PRINTING & PUBLISHING--2.4%
   Scholastic*                           4,600             194
                                                       --------
RETAIL--14.2%
   BJ's Wholesale Club*                  5,400             288
   Cheesecake Factory*                   4,000             113
   Dollar Tree Stores*                   7,000             195
   P.F. Chang's China Bistro*            3,500             133
   Starbucks*                            9,000             207
   Tiffany                               6,000             217
                                                       --------
                                                         1,153
                                                       --------
SCHOOLS--3.4%
   Apollo Group, Cl A*                   1,500              64
   DeVry*                                6,000             217
                                                       --------
                                                           281
                                                       --------
SEMI-CONDUCTORS/INSTRUMENTS--6.2%
   Analog Devices*                       3,600             156
   Atmel*                                5,000              67
   Microtune*                            2,000              44
   QLogic*                               1,100              71
   Vitesse Semiconductor*                2,500              53
   Xilinx*                               2,800             115
                                                       --------
                                                           506
                                                       --------


--------------------------------------------------------------------------------
32

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
SOFTWARE & PROGRAMMING--4.0%
   Rational Software*                    3,100          $   87
   Siebel Systems*                       1,975              93
   VeriSign*                             1,100              66
   Veritas Software*                     1,145              76
                                                        ------
                                                           322
                                                        ------
TELEPHONES & TELECOMMUNICATIONS--2.6%
   ADC Telecommunications*               4,900              32
   Broadwing*                            7,500             183
                                                        ------
                                                           215
                                                        ------
Total Common Stocks
   (Cost $6,109)                                         7,919
                                                        ------

OTHER INVESTMENT COMPANY--1.8%
   Chase Vista Prime Money Market      151,323             151
                                                        ------
Total Other Investment Company
   (Cost $151)                                             151
                                                        ------
Total Investments--99.1%
   (Cost $6,260)                                         8,070
                                                        ------
OTHER ASSETS AND LIABILITIES, NET--0.9%                     71
                                                        ------

NET ASSETS:
   Portfolio Shares
     (unlimited authorization -- no par value)
     based on 778,360 outstanding shares
     of beneficial interest                              6,116
   Accumulated net investment loss                          (8)
   Accumulated net realized gain on investments            223
   Net unrealized appreciation on investments            1,810
                                                        ------
Total Net Assets-- 100.0%                               $8,141
                                                        ======
Net Asset Value, Offering and Redemption
   Price Per Share                                      $10.46
                                                        ======

* NON-INCOME PRODUCING SECURITY

CL -- CLASS

LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
DESCRIPTION                             SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS--98.9%
AUSTRALIA--1.1%
   BHP Billiton Ltd.                    29,613        $    156
   BHP Billiton Ltd. (New)*             31,541             171
                                                      --------
                                                           327
                                                      --------
BRAZIL--0.3%
   Embratel Participacoes ADR           10,639              80
                                                      --------
FRANCE--16.3%
   Alstom                               17,324             482
   Aventis                               9,849             786
   Carrefour                             7,465             395
   European Aeronautic Defense
     and Space                          22,878             421
   Sanofi-Synthelabo                     5,801             381
   Suez                                 20,885             672
   TotalFinaElf                          4,473             626
   Valeo                                 8,648             349
   Vivendi Universal                     9,716             566
                                                      --------
                                                         4,678
                                                      --------
GERMANY--7.0%
   Allianz                               2,039             598
   DaimlerChrysler                       7,981             366
   E.ON                                  9,626             500
   Muenchener Rueckversicherungs         1,915             537
                                                      --------
                                                         2,001
                                                      --------
HONG KONG--6.7%
   China Mobile Ltd.*                  112,500             594
   China Unicom*                       266,000             464
   Hutchison Whampoa                    26,000             262
   MTR                                  35,500              61
   Sun Hung Kai Properties Ltd.         60,000             540
                                                      --------
                                                         1,921
                                                      --------
ITALY--7.0%
   Banca Nazionale Del Lavoro*         146,242             458
   Eni-Ente Nazionale Idrocarburi*      55,013             671
   Fiat                                 13,294             260
   Mediaset*                            40,741             343
   TIM                                  54,200             276
                                                      --------
                                                         2,008
                                                      --------
JAPAN--21.3%
   Bridgestone                          37,000             387
   Canon                                 8,000             323
   Fujitsu Ltd                          17,000             179
   Kao                                  17,000             423
   Mizuho Holding                          112             521
   Murata Manufacturing Co Ltd.          4,000             266
   Nissan Motor Ltd.                    98,000             677


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


INTERNATIONAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
DESCRIPTION                            SHARES      VALUE (000)
--------------------------------------------------------------------------------
   Nomura Securities Ltd.               28,100        $    538
   NTT Docomo                               35             609
   Rohm Company Ltd.                     2,800             435
   Sharp                                38,000             518
   Shin-Etsu Chemical Ltd.               8,000             294
   Shohkoh Fund                          1,520             248
   Takeda Chemical Industries Ltd.      11,000             512
   Takefuji                              1,900             173
   Yamanouchi Pharmaceutical Ltd.        1,000              28
                                                      --------
                                                         6,131
                                                      --------
NETHERLANDS--13.3%
   Gucci Group                           4,662             390
   Koninklijke Ahold                    24,731             775
   Koninklijke Philips Electronics      17,715             470
   Royal KPN*                           56,456             320
   Unilever                             14,220             852
   VNU                                  17,043             577
   Wolters Kluwer                       16,669             448
                                                      --------
                                                         3,832
                                                      --------
SINGAPORE--1.2%
   DBS Group Holdings Ltd               46,800             344
                                                      --------
SOUTH KOREA--3.2%
   Korea Telecom ADR                    13,230             291
   Pohang Iron & Steel ADR               7,942             157
   Samsung Electronics GDR (A)           3,656             287
   SK Telecom ADR                       11,294             191
                                                      --------
                                                           926
                                                      --------
SPAIN--1.5%
   Repsol YPF                           25,457             420
                                                      --------
SWEDEN--0.9%
   Telefonaktiebolaget LM Ericsson      47,687             261
                                                      --------
UNITED KINGDOM--19.1%
   AstraZeneca                          11,666             544
   BAE Systems                         144,402             692
   British Airways                      16,766              81
   British Telecommunications           67,681             425
   Colt Telecom Group*                  22,039             153
   Diageo                               65,095             714
   GlaxoSmithKline                      25,352             713
   HSBC Holdings                        28,675             340
   HSBC Holdings                        18,000             213
   Marks & Spencer                      87,831             324
   Railtrack Group                      24,395             115
   Reed International                   74,536             660
   Vodafone Group                      228,037             505
                                                      --------
                                                         5,479
                                                      --------
Total Foreign Common Stocks
   (Cost $30,570)                                       28,408
                                                      --------


--------------------------------------------------------------------------------
DESCRIPTION                   SHARES/PAR (000)     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS--0.0%
BRAZIL--0.0%
   CIA Vale do Rio Doce*                 2,000        $     --
                                                      --------
Total Foreign Preferred Stocks
   (Cost $0)                                                --
                                                      --------

OTHER INVESTMENT COMPANY--0.2%
   JP Morgan Chase Prime Money
     Market Fund                        51,292              51
                                                      --------
Total Other Investment Company
   (Cost $51)                                               51
                                                      --------

CASH EQUIVALENT--0.3%
   UBOC Money Market
     Demand Deposit                        $92              92
                                                      --------
Total Cash Equivalent
   (Cost $92)                                               92
                                                      --------
Total Investments--99.4%
   (Cost $30,713)                                       28,551
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--0.6%                    164
                                                      --------
Total Net Assets-- 100.0%                              $28,715
                                                      ========

* NON-INCOME PRODUCING SECURITY

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED AND MAY BE SOLD ONLY TO QUALIFIED BUYERS.

ADR -- AMERICAN DEPOSITARY RECEIPT

GDR -- GLOBAL DEPOSITARY RECEIPT

LTD. -- LIMITED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
34

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


At June 30, 2001, sector diversification for the International Equity Fund was as follows:
                                    % OF           VALUE
SECTOR DIVERSIFICATION           NET ASSETS        (000)
----------------------           ----------        ------
Aerospace/Defense Equipment           3.9%       $ 1,113
Airlines                              0.3             81
Apparel/Textiles                      1.4            390
Automotive                            5.8          1,652
Banks                                 6.5          1,876
Beauty Products                       1.5            423
Chemicals                             1.0            294
Computers & Services                  0.6            179
Diversified Financial Services        3.3            959
Diversified Minerals                  1.1            327
Diversified Operations                0.9            262
Electrical Products & Services        7.1          2,041
Food, Beverage & Tobacco              9.5          2,736
Insurance                             4.0          1,135
Machinery                             1.7            482
Metals & Metal Industries             0.5            157
Miscellaneous Business Services       1.2            323
Multimedia                            3.2            909
Petroleum & Fuel Products             6.0          1,717
Pharmaceuticals                      10.3          2,964
Printing & Publishing                 5.9          1,685
Railroads                             0.6            176
Real Estate                           1.9            540
Retail                                1.1            324
Rubber-Tires                          1.3            387
Semiconductors                        1.5            435
Telephones & Telecommunications      14.5          4,169
Water                                 2.3            672
                                   ------        -------
TOTAL FOREIGN COMMON STOCKS          98.9         28,408
Foreign Preferred Stocks               --             --
Other Investment Company              0.2             51
Cash Equivalent                       0.3             92
                                   ------        -------
TOTAL INVESTMENTS                    99.4         28,551
                                   ------        -------
Other Assets & Liabilities, Net       0.6            164
TOTAL NET ASSETS                    100.0        $28,715
                                   ======        =======


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
JUNE 30, 2001 (UNAUDITED)

                                                                                                     -------------
                                                                                                     INTERNATIONAL
                                                                                                         EQUITY
                                                                                                          FUND
                                                                                                     -------------
ASSETS:
   Investment securities, at value (Cost $30,713)                                                         $28,551
   Foreign currency (Cost $265)                                                                               263
   Receivable for investment securities sold                                                                  319
   Reclaim receivable                                                                                          61
   Accrued income receivable                                                                                   21
   Receivable for capital shares sold                                                                           1
   Other assets                                                                                                77
                                                                                                     -------------
   Total Assets                                                                                            29,293
                                                                                                     -------------
LIABILITIES:
   Investment securities purchased                                                                            310
Bank overdraft                                                                                                 91
Accrued expenses                                                                                               86
Unrealized loss on forward foreign currency contracts                                                          46
Payable for capital shares redeemed                                                                            29
Other liabilities                                                                                              16
                                                                                                     -------------
   Total Liabilities                                                                                          578
                                                                                                     -------------
   Total Net Assets                                                                                       $28,715
                                                                                                     =============
NET ASSETS:
   Portfolio Shares of Class I (unlimited authorization -- no par value)
    based on 2,541,385 outstanding shares of beneficial interest                                          $31,230
Portfolio Shares of Class A (unlimited authorization -- no par value)
    based on 60,404 outstanding shares of beneficial interest                                                 676
Portfolio Shares of Class B (unlimited authorization-- no par value)
    based on 251,211 outstanding shares of beneficial interest                                              3,690
Distributions in excess of net investment income                                                             (126)
Accumulated net realized loss on investments                                                               (4,825)
Accumulated net realized gain on foreign currency transactions                                                287
Net unrealized depreciation on investments                                                                 (2,162)
Net unrealized depreciation on forward foreign currency contracts, foreign currencies
    and translation of other assets and liabilities denominated in foreign currency                           (55)
                                                                                                     -------------
   Total Net Assets                                                                                       $28,715
                                                                                                     =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE-- CLASS I                                         $10.10
                                                                                                     =============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE-- CLASS A                                                   $10.02
                                                                                                     =============
MAXIMUM PUBLIC OFFERING PRICE PER SHARE-- CLASS A ($10.02 / 94.5%)                                         $10.60
                                                                                                     =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE-- CLASS B (1)                                     $ 9.71
                                                                                                     =============

(1) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36

STATEMENTS OF OPERATIONS (000)                             [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001           JUNE 30, 2001 (UNAUDITED)

                                            --------------------------------------------------------------------------------------
                                            U.S. TREASURY                            PRIME        U.S. TREASURY      INSTITUTIONAL
                                             SECURITIES         TAX-EXEMPT        OBLIGATION        SECURITIES          SELECT
                                                MONEY              MONEY             MONEY          PLUS MONEY           MONEY
                                               MARKET             MARKET            MARKET            MARKET            MARKET
                                                FUND               FUND              FUND              FUND              FUND
                                            --------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest income                             $24,576            $3,362           $33,466              $1,307         $16,647
                                            --------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                      1,759               325             2,204                  39             313
Administration fees                                987               182             1,237                  91             307
Custody fees                                       126                23               157                   6              78
Transfer agency fees                                25                19                46                  25               8
Professional fees                                   41                 9                56                   2              27
Registration fees                                   11                10                70                   6              52
Distribution fees (1)                              244                62             1,003                   8              --
Printing expense                                    72                31               105                   5              50
Reorganization costs (2)                           129                29               124                  12              --
Insurance and other expenses                        33                 6                24                   2              13
                                            --------------------------------------------------------------------------------------
   Total expenses                                3,427               696             5,026                 196             848
                                            --------------------------------------------------------------------------------------
Less: investment advisory fees waived              (72)              (30)              (62)                (53)             --
Less: Distribution fees waived                      --                --              (411)                 --              --
                                            --------------------------------------------------------------------------------------
   Net expenses                                  3,355               666             4,553                 143             848
                                            --------------------------------------------------------------------------------------
NET INVESTMENT INCOME                           21,221             2,696            28,913               1,164          15,799
                                            --------------------------------------------------------------------------------------
   Net realized gain on investments                 10                 9               140                  18              35
                                            --------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             $21,231            $2,705           $29,053              $1,182         $15,834
                                            ======================================================================================


(1) DISTRIBUTION FEES ARE INCURRED AT THE CLASS A, CLASS B AND CLASS S LEVELS, AND FOR THE U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND.
(2) REORGANIZATION COSTS (MAINLY PROFESSIONAL, PROXY SOLICITATION AND MAILING) ARE BORNE BY THE PILLAR FUNDS, AS APPLICABLE, PRIOR TO THE MERGER INTO THE GALAXY FUNDS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001

                                            -------------------------------------------------------------------------------------
                                            INTERMEDIATE-
                                                TERM                           PENNSYLVANIA         NEW JERSEY           HIGH
                                             GOVERNMENT           FIXED          MUNICIPAL           MUNICIPAL           YIELD
                                             SECURITIES          INCOME         SECURITIES          SECURITIES           BOND
                                                FUND              FUND             FUND                FUND              FUND
                                            -------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividend income                               $ --            $   --              $ --             $   --              $378
   Interest income                                583             6,418               608              2,374                --
   Less: Foreign taxes withheld                    --                --                --                 --                --
                                            -------------------------------------------------------------------------------------
   Total income                                   583             6,418               608              2,374               378
                                            -------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees                        60               601                71                279                22
Administration fees                                20               197                23                 91                 7
Custody fees                                        2                25                 3                 12                 1
Transfer agency fees                               19                36                17                 28                23
Professional fees                                   1                11                 6                  6                --
Registration fees                                   4                 6                 8                  6                 2
Distribution fees (1)                               1                35                --                 10                19
Printing expenses                                   4                29                 6                 18                 1
Reorganization costs (2)                            4                42                 5                 19                --
Insurance and other expenses                        1                 6                 4                 18                 2
                                            -------------------------------------------------------------------------------------
   Total expenses                                 116               988               143                487                77
                                            -------------------------------------------------------------------------------------
Less: investment advisory fees waived             (35)             (153)              (48)              (105)               (8)
Less: Administration fees waiver                   --                --                --                 --                (7)
                                            -------------------------------------------------------------------------------------
   Net expenses                                    81               835                95                382                62
                                            -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      502             5,583               513              1,992               316

   Net realized gain (loss)
   on investments                                  64               668               (63)               156              (320)
   Net realized gain on foreign currency
     transactions and foreign
     currency contracts                            --                --                --                 --                --
   Net change in unrealized depreciation
     on foreign currency and translation
     of other assets and liabilities
     denominated in foreign currency               --                --                --                 --                --
   Net change in unrealized appreciation
     (depreciation) on investments                 78              (151)              132                348               277
                                            -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     $644            $6,100              $582             $2,496              $273
                                            =====================================================================================


(1) ALL DISTRIBUTION FEES ARE INCURRED AT THE CLASS A AND CLASS B LEVELS.
(2) REORGANIZATION COSTS (MAINLY PROFESSIONAL, PROXY SOLICITATION AND MAILING) ARE BORNE BY THE PILLAR FUNDS, AS APPLICABLE, PRIOR TO THE MERGER INTO THE GALAXY FUNDS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------------
                         EQUITY             EQUITY             EQUITY             EQUITY                             INTERNATIONAL
     BALANCED            INCOME              INDEX              VALUE             GROWTH             MID CAP            EQUITY
       FUND               FUND               FUND               FUND               FUND               FUND               FUND
----------------------------------------------------------------------------------------------------------------------------------


      $ 154           $    775             $     97           $  1,763       $      784              $   11             $  389
        634                249                   --                 79              374                  14                 26
         (1)                (4)                  --                (43)             (11)                 --                (36)
----------------------------------------------------------------------------------------------------------------------------------

        787              1,020                   97              1,799            1,147                  25                379


        196                340                  119                971            1,011                  31                170
         51                 89                   32                254              264                   8                 33
          7                 11                    4                 32               34                   1                 29
         61                 56                   54                 88               94                  10                 31
          4                  4                    4                 22               22                  --                  2
          3                  6                    3                  6                7                   2                 13
        141                 89                  108                162              192                  --                 15
         13                 14                    4                 45               44                   3                  5
         --                 18                   --                 --               --                  --                 --
          3                  8                    2                  8               11                   2                  8

        479                635                  330              1,588            1,679                  57                306

        (77)               (93)                 (63)              (131)            (139)                (24)               (39)
         --                 --                  (32)                --               --                  --                 --

        402                542                  235              1,457            1,540                  33                267

        385                478                 (138)               342             (393)                 (8)               112

       (966)             2,269                 (355)             8,739           (2,572)                (78)            (4,753)



         --                 --                   --                 --               --                  --                498



         --                 --                   --                 --               --                  --               (524)

     (3,179)            (6,234)              (2,149)           (39,675)         (46,974)                (29)            (3,918)
----------------------------------------------------------------------------------------------------------------------------------


    $(3,760)           $(3,487)             $(2,642)          $(30,594)        $(49,939)              $(115)           $(8,585)


==================================================================================================================================

--------------------------------------------------------------------------------
                                                                              39

STATEMENTS OF CHANGES IN
NET ASSETS (000)
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2000

MONEY MARKET FUNDS

                                                            ------------------------------------------------------------------------
                                                                        U.S. TREASURY                         TAX-EXEMPT
                                                                          SECURITIES                         MONEY MARKET
                                                                      MONEY MARKET FUND                          FUND
                                                            ------------------------------------------------------------------------
                                                                   2001              2000               2001              2000
                                                            ------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                      $   21,221          $   47,568           $ 2,696         $    7,290
   Net realized gain (loss) on investments                            10                  (8)                9                 (5)
                                                            ------------------------------------------------------------------------
   Net increase in net assets resulting
   from operations                                                21,231              47,560             2,705              7,285
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                       (17,355)            (39,660)           (2,030)            (5,751)
   Class A                                                        (3,928)             (7,952)             (676)            (1,551)
   Class B                                                            --                  --                --                 --
   Class S                                                            --                  --                --                 --
                                                            ------------------------------------------------------------------------
          Total distributions                                    (21,283)            (47,612)           (2,706)            (7,302)
                                                            ------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I:
      Shares issued                                              941,655           1,457,081           100,444            226,519
      Shares issued in lieu of cash distributions                     66                 271               103                501
      Shares redeemed                                           (854,159)         (1,540,574)         (154,404)          (200,115)
                                                            ------------------------------------------------------------------------
         Net Class I share transactions                           87,562             (83,222)          (53,857)            26,905
                                                            ------------------------------------------------------------------------
   Class A:
      Shares issued                                              135,647             258,225           100,016            145,133
      Shares issued in lieu of cash distributions                     34                 176                16                 45
      Shares redeemed                                           (115,624)           (200,253)          (89,112)          (123,179)
                                                            ------------------------------------------------------------------------
         Net Class A share transactions                           20,057              58,148            10,920             21,999
                                                            ------------------------------------------------------------------------
   Class B:
      Shares issued                                                   --                  --                --                 --
      Shares issued in lieu of cash distributions                     --                  --                --                 --
      Shares redeemed                                                 --                  --                --                 --
                                                            ------------------------------------------------------------------------
         Net Class B share transactions                               --                  --                --                 --
                                                            ------------------------------------------------------------------------
   Class S:
      Shares issued                                                   --                  --                --                 --
      Shares issued in lieu of cash distributions                     --                  --                --                 --
      Shares redeemed                                                 --                  --                --                 --
                                                            ------------------------------------------------------------------------
         Net Class S share transactions                               --                  --                --                 --
                                                            ------------------------------------------------------------------------
   Increase (decrease) in net assets from
     share transactions                                          107,619             (25,074)          (42,937)            48,904
                                                            ------------------------------------------------------------------------
   Total increase (decrease) in net assets                       107,567             (25,126)          (42,938)            48,887
                                                            ------------------------------------------------------------------------
NET ASSETS:
                                                            ------------------------------------------------------------------------
   Beginning of period                                           931,710             956,836           212,131            163,244
                                                            ------------------------------------------------------------------------
NET ASSETS:
   End of period                                              $1,039,277          $  931,710          $169,193          $ 212,131
                                                            ========================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
40

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                PRIME                                      U.S. TREASURY                                INSTITUTIONAL
              OBLIGATION                                  SECURITIES PLUS                               SELECT MONEY
           MONEY MARKET FUND                             MONEY MARKET FUND                               MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------
      2001                 2000                     2001                 2000                     2001                2000
-----------------------------------------------------------------------------------------------------------------------------


  $    28,913         $    60,926                  $  1,164           $    3,319                $ 15,799          $  28,005
          140                  (7)                       18                   --                      35                 --
-----------------------------------------------------------------------------------------------------------------------------

       29,053              60,919                     1,182                3,319                  15,834             28,005
-----------------------------------------------------------------------------------------------------------------------------



      (21,814)            (47,275)                   (1,170)              (3,304)                (15,799)           (28,005)
          (88)               (183)                       --                   --                      --                 --
          (39)                (58)                       --                   --                      --                 --
       (7,059)            (13,410)                       --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------

      (29,000)            (60,926)                   (1,170)              (3,304)                (15,799)           (28,005)
-----------------------------------------------------------------------------------------------------------------------------



      855,429           1,593,556                   195,733              324,175                 746,052          1,746,133
        1,609               6,237                       969                3,065                      --                 --
     (953,641)         (1,466,969)                 (208,769)            (322,387)               (891,737)        (1,468,375)
-----------------------------------------------------------------------------------------------------------------------------

      (96,603)            132,824                   (12,067)               4,853                (145,685)           277,758


        1,131               2,365                        --                   --                      --                 --
           85                 175                        --                   --                      --                 --
       (1,216)             (2,163)                       --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------

           --                 377                        --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------


        2,379               2,361                        --                   --                      --                 --
           37                  54                        --                   --                      --                 --
       (1,096)             (2,843)                       --                   --                      --                 --
----------------------------------------------------------------------------------------------------------------------------

        1,320                (428)                       --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------


      219,600             368,969                        --                   --                      --                 --
           --                  --                        --                   --                      --                 --
     (167,146)           (270,615)                       --                   --                      --                 --
-----------------------------------------------------------------------------------------------------------------------------

       52,454              98,354                        --                   --                      --                 --


      (42,829)            231,127                   (12,067)               4,853                (145,685)           277,758

      (42,776)            231,120                   (12,055)               4,868                (145,650)           277,758

    1,181,384             950,264                    64,208               59,340                 617,330            339,572
-----------------------------------------------------------------------------------------------------------------------------

   $1,138,608         $ 1,181,384                  $ 52,153            $  64,208                $471,680           $617,330
=============================================================================================================================


--------------------------------------------------------------------------------
                                                                              41

STATEMENTS OF CHANGES IN
NET ASSETS (000)
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2000

                                                                                          ---------------------------
                                                                                                 INTERMEDIATE-
                                                                                                TERM GOVERNMENT
                                                                                                 SECURITIES FUND
                                                                                          ---------------------------
                                                                                            2001              2000
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                                                  $    502         $  1,120
   Net realized gain (loss) on investments                                                      64             (402)
   Net change in unrealized appreciation (depreciation) on investments                          78            1,119
                                                                                         ----------------------------
   Net increase (decrease) in net assets resulting from operations                             644            1,837
                                                                                         ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                                                    (487)          (1,075)
      Class A                                                                                  (18)             (45)
   Class B                                                                                      --               --
   Realized capital gains:
   Class I                                                                                      --               --
   Class A                                                                                      --               --
   Class B                                                                                      --               --
                                                                                         ----------------------------
      Total distributions                                                                     (505)          (1,120)
                                                                                         ----------------------------
SHARE TRANSACTIONS:
   Class I:
      Proceeds from shares issued                                                            1,403            2,848
      Reinvestment of cash distributions                                                       173              419
      Cost of shares redeemed                                                               (2,240)          (6,606)
                                                                                         ----------------------------
         Net Class I share transactions                                                       (664)          (3,339)
                                                                                         ----------------------------
   Class A:
      Proceeds from shares issued                                                               32              256
      Reinvestment of cash distributions                                                        17               43
      Cost of shares redeemed                                                                 (223)            (453)
                                                                                         ----------------------------
         Net Class A share transactions                                                       (174)            (154)
                                                                                         ----------------------------
   Class B:
      Proceeds from shares issued                                                                --                --
      Reinvestment of cash distributions                                                         --                --
      Cost of shares redeemed                                                                    --                --
                                                                                         ----------------------------
         Net Class B share transactions                                                          --                --
                                                                                         ----------------------------
   Increase (decrease) in net assets from share transactions                                  (838)          (3,493)
                                                                                         ----------------------------
   Total increase (decrease) in net assets                                                    (699)          (2,776)
                                                                                         ----------------------------
NET ASSETS:
   Beginning of period                                                                      20,255           23,031
                                                                                         ----------------------------
NET ASSETS:
   End of period                                                                           $19,556          $20,255
                                                                                         ============================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                                   138              291
      Issued in lieu of cash distributions                                                      17               43
      Redeemed                                                                                (220)            (676)
                                                                                         ----------------------------
         Net Class I share transactions                                                        (65)            (342)
                                                                                         ----------------------------
   Class A shares:
      Issued                                                                                     3               26
      Issued in lieu of cash distributions                                                       2                4
      Redeemed                                                                                 (22)             (46)
                                                                                         ----------------------------
         Net Class A share transactions                                                        (17)             (16)
                                                                                         ----------------------------
   Class B shares:
      Issued                                                                                     --                --
      Issued in lieu of cash distributions                                                       --                --
      Redeemed                                                                                   --                --
                                                                                         ----------------------------
         Net Class B share transactions                                                          --                --
                                                                                         ----------------------------
   Increase (decrease) in shares issued and redeemed                                           (82)            (358)
                                                                                         ============================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
42

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
           FIXED                           PENNSYLVANIA                        NEW JERSEY                      HIGH YIELD
          INCOME                             MUNICIPAL                          MUNICIPAL                         BOND
           FUND                           SECURITIES FUND                    SECURITIES FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
     2001         2000                  2001          2000                 2001          2000               2001          2000
  ----------------------------------------------------------------------------------------------------------------------------------

  $   5,583    $  11,085              $    513     $   1,270         $     1,992      $   4,549          $    316          $  737
        668       (2,138)                  (63)       (1,363)                156           (303)             (320)           (432)
       (151)      10,168                   132         3,447                 348          4,207               277          (1,101)
  ----------------------------------------------------------------------------------------------------------------------------------
      6,100       19,115                   582         3,354               2,496          8,453               273            (796)
  ----------------------------------------------------------------------------------------------------------------------------------


     (5,389)     (10,619)                 (501)       (1,256)             (1,797)        (4,143)             (161)           (331)
        (81)        (176)                   (6)          (14)               (168)          (406)               (6)            (14)
       (142)        (292)                   --            --                  --             --              (149)           (391)

         --           --                    --            --                  --            (42)               --              --
         --           --                    --            --                  --             (4)               --              --
         --           --                    --            --                  --             --                --              --
  ----------------------------------------------------------------------------------------------------------------------------------
     (5,612)     (11,087)                 (507)       (1,270)             (1,965)        (4,595)             (316)           (736)
  ----------------------------------------------------------------------------------------------------------------------------------


     21,092       25,373                   747         2,785               2,586          8,253               299           1,438
      1,571        2,925                     2            13                 212            578                 4              15
    (21,326)     (37,674)               (2,757)      (12,353)             (8,055)       (24,769)             (302)         (1,008)
  ----------------------------------------------------------------------------------------------------------------------------------
      1,337       (9,376)               (2,008)       (9,555)             (5,257)       (15,938)                1             445
  ----------------------------------------------------------------------------------------------------------------------------------

        135        1,283                    --            45                  61            189                11             122
         69          153                     5            10                 138            329                 2               6
       (379)      (2,235)                  (66)          (70)               (937)        (3,571)              (62)           (171)
  ----------------------------------------------------------------------------------------------------------------------------------
       (175)        (799)                  (61)          (15)               (738)        (3,053)              (49)            (43)
  ----------------------------------------------------------------------------------------------------------------------------------

      1,103          889                    --            --                  --             --               141             941
        110          229                    --            --                  --             --                73             226
     (1,195)      (2,916)                   --            --                  --             --            (1,014)         (1,840)
  ----------------------------------------------------------------------------------------------------------------------------------
         18       (1,798)                   --            --                  --             --              (800)           (673)
      1,180      (11,973)               (2,069)       (9,570)             (5,995)       (18,991)             (848)           (271)
      1,668       (3,945)               (1,994)       (7,486)             (5,464)       (15,133)             (891)         (1,803)
  ----------------------------------------------------------------------------------------------------------------------------------

    198,432      202,377                24,817        32,303              95,549        110,682             7,465           9,268
  ----------------------------------------------------------------------------------------------------------------------------------

   $200,100     $198,432               $22,823       $24,817             $90,085        $95,549            $6,574          $7,465
  ==================================================================================================================================


      2,045        2,572                    76           302                 240            796                36             160
        153          296                    --             1                  20             56                 1               2
     (2,068)      (3,827)                 (280)       (1,341)               (750)        (2,389)              (38)           (115)
  ----------------------------------------------------------------------------------------------------------------------------------
        130         (959)                 (204)       (1,038)               (490)        (1,537)               (1)             47
  ----------------------------------------------------------------------------------------------------------------------------------

         13          130                    --             5                   6             18                 2              14
          7           15                     1             1                  13             32                --               1
        (37)        (228)                   (7)           (8)                (88)          (348)               (8)            (20)
  ----------------------------------------------------------------------------------------------------------------------------------
        (17)         (83)                   (6)           (2)                (69)          (298)               (6)             (5)

        106           90                    --            --                  --             --                17             105
         11           23                    --            --                  --             --                 9              26
       (116)        (297)                   --            --                  --             --              (125)           (209)
  ----------------------------------------------------------------------------------------------------------------------------------
          1         (184)                   --            --                  --             --               (99)            (78)
  ----------------------------------------------------------------------------------------------------------------------------------
        114       (1,226)                 (210)       (1,040)               (559)        (1,835)             (106)            (36)
  ==================================================================================================================================



--------------------------------------------------------------------------------
                                                                              43

STATEMENTS OF CHANGES IN
NET ASSETS (000)
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2000

EQUITY FUNDS

                                                                                 ---------------------------------------------------
                                                                                        BALANCED                  EQUITY INCOME
                                                                                          FUND                        FUND
                                                                                 ---------------------------------------------------
                                                                                  2001         2000           2001         2000
                                                                                 ---------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                                                  $   385   $     693       $     478  $    1,216
   Net realized gain (loss) on investments                                          (966)         62           2,269       1,090
   Net realized gain (loss) on foreign currency transactions
      and foreign currency contracts                                                  --          --              --          --
   Net change in unrealized appreciation
      on foreign currency and translation of other assets
      and liabilities denominated in foreign currency                                 --          --              --          --
   Net change in unrealized appreciation (depreciation) on investments            (3,179)     (7,618)         (6,234)      1,439
                                                                                 ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (3,760)     (6,863)         (3,487)      3,745
                                                                                 ---------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
   Class I                                                                          (192)       (385)           (403)     (1,003)
   Class A                                                                           (63)       (120)            (57)       (152)
   Class B                                                                          (130)       (197)            (18)        (61)
Realized capital gains:
   Class I                                                                            --          --              --        (536)
   Class A                                                                            --          --              --         (97)
   Class B                                                                            --          --              --        (124)
                                                                                 ---------------------------------------------------
   Total distributions                                                              (385)       (702)           (478)     (1,973)
                                                                                 ---------------------------------------------------
SHARE TRANSACTIONS:
   Class I:
      Proceeds from shares issued                                                    781       2,758           1,447       3,796
      Reinvestment of cash distributions                                             141         280              95         756
      Cost of shares redeemed                                                     (3,043)     (9,989)         (5,624)    (22,290)
                                                                                 ---------------------------------------------------
         Net Class I share transactions                                           (2,121)     (6,951)         (4,082)    (17,738)
                                                                                 ---------------------------------------------------
   Class A:
      Proceeds from shares issued                                                    207         969             247         821
      Reinvestment of cash distributions                                              62         118              56         242
      Cost of shares redeemed                                                     (1,358)     (2,728)         (1,289)     (6,406)
                                                                                 ---------------------------------------------------
         Net Class A share transactions                                           (1,089)     (1,641)           (986)     (5,343)
                                                                                 ---------------------------------------------------
   Class B:
      Proceeds from shares issued                                                    130       6,288             490       2,060
      Reinvestment of cash distributions                                             128         193              17         183
      Cost of shares redeemed                                                     (6,037)     (8,997)         (1,861)     (5,740)
                                                                                 ---------------------------------------------------
         Net Class B share transactions                                           (5,779)     (2,516)         (1,354)     (3,497)
                                                                                 ---------------------------------------------------
   Increase (decrease) in net assets from
     share transactions                                                           (8,989)    (11,108)         (6,422)    (26,578)
                                                                                 ---------------------------------------------------
   Total increase (decrease) in net assets                                       (13,134)    (18,673)        (10,387)    (24,806)
                                                                                 ---------------------------------------------------
NET ASSETS:
   Beginning of period                                                            60,016      78,689          97,607     122,413
                                                                                 ---------------------------------------------------
NET ASSETS:
   End of period                                                                 $46,882     $60,016         $87,220     $97,607
                                                                                 ===================================================
SHARES ISSUED AND REDEEMED:
   Class I shares:
      Issued                                                                          61         187             101         263
      Issued in lieu of cash distributions                                            12          20               7          52
      Redeemed                                                                      (236)       (683)           (391)     (1,557)
                                                                                 ---------------------------------------------------
         Net Class I share transactions                                             (163)       (476)           (283)     (1,242)
                                                                                 ---------------------------------------------------
   Class A shares:
      Issued                                                                          17          68              17          57
      Issued in lieu of cash distributions                                             5           8               4          17
      Redeemed                                                                      (107)       (186)            (89)       (451)
                                                                                 ---------------------------------------------------
         Net Class A share transactions                                              (85)       (110)            (68)       (377)
                                                                                 ---------------------------------------------------
   Class B shares:
      Issued                                                                          10         426              35         143
      Issued in lieu of cash distributions                                            11          14               1          13
      Redeemed                                                                      (485)       (619)           (131)       (405)
                                                                                 ---------------------------------------------------
         Net Class B share transactions                                             (464)       (179)            (95)       (249)
                                                                                 ---------------------------------------------------
   Increase (decrease) in shares issued and redeemed                                (712)       (765)           (446)     (1,868)
                                                                                 ===================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
44

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
      EQUITY INDEX                 EQUITY VALUE                EQUITY GROWTH                MID CAP           INTERNATIONAL EQUITY
          FUND                         FUND                        FUND                      FUND                     FUND
------------------------------------------------------------------------------------------------------------------------------------
    2001         2000            2001        2000            2001       2000            2001       2000           2001     2000
------------------------------------------------------------------------------------------------------------------------------------
    $ (138)    $ (192)        $     342   $    878      $    (393) $    (1,485)        $ (8)       $ (33)        $  112 $    (110)
      (355)      (134)            8,739     12,750         (2,572)      23,546          (78)         600         (4,753)      551

        --        --                 --         --             --           --           --           --            498      (340)


        --       --                  --         --             --           --           --           --           (524)      469
    (2,149)    (3,572)          (39,675)   (23,292)       (46,974)     (65,982)         (29)        (763)        (3,918)   (9,253)
------------------------------------------------------------------------------------------------------------------------------------
    (2,642)    (3,898)          (30,594)    (9,664)       (49,939)     (43,921)        (115)        (196)        (8,585)   (8,683)
------------------------------------------------------------------------------------------------------------------------------------
        --        --               (334)      (855)            --           --           --           --             --      (194)
        --        --                 (8)       (23)            --           --           --           --             --        (3)
        --        --                 --         --             --           --           --           --             --       (15)

        --        (46)               --    (13,566)            --      (29,553)          --          (62)            --      (881)
        --         (9)               --       (940)            --         (893)          --           --             --       (20)
        --       (132)               --     (1,949)            --       (5,067)          --           --             --       (90)
------------------------------------------------------------------------------------------------------------------------------------
        --       (187)             (342)   (17,333)            --      (35,513)          --          (62)            --    (1,203)
------------------------------------------------------------------------------------------------------------------------------------
     1,942      5,783            10,422     26,012          8,622       39,906          544        3,435            991    17,072
        --         45               163     13,529             --       28,940           --           60             --       845
      (880)    (2,380)          (26,405)   (51,018)       (15,671)     (33,562)        (873)      (4,016)        (3,702)   (5,919)
------------------------------------------------------------------------------------------------------------------------------------
     1,062      3,448           (15,820)   (11,477)        (7,049)      35,284         (329)        (521)        (2,711)   11,998
------------------------------------------------------------------------------------------------------------------------------------
       198      1,128             1,018      2,209            778        5,362           --           --             30       525
        --          9                 8        951             --          857           --           --             --        23
      (178)      (643)           (2,218)    (4,955)        (1,003)      (1,660)          --           --            (78)     (218)
------------------------------------------------------------------------------------------------------------------------------------
        20        494            (1,192)    (1,795)          (225)       4,559           --           --            (48)      330
------------------------------------------------------------------------------------------------------------------------------------
       422      7,656               705      7,384          1,120       31,686           --           --             21     3,890
        --        131                --      1,931             --        5,039           --           --             --       104
    (1,709)    (4,491)           (5,582)    (6,951)        (4,519)      (4,918)          --           --           (387)     (644)
------------------------------------------------------------------------------------------------------------------------------------
    (1,287)     3,296            (4,877)     2,364         (3,399)      31,807           --           --           (366)    3,350
------------------------------------------------------------------------------------------------------------------------------------
      (205)     7,238           (21,889)   (10,908)       (10,673)      71,650         (329)        (521)        (3,125)   15,678
------------------------------------------------------------------------------------------------------------------------------------
    (2,847)     3,153           (52,825)   (37,905)       (60,612)      (7,784)        (444)        (779)       (11,710)    5,792
------------------------------------------------------------------------------------------------------------------------------------
    34,035     30,882           290,703    328,608        310,509      318,293        8,585        9,364         40,425    34,633
------------------------------------------------------------------------------------------------------------------------------------
   $31,188    $34,035          $237,878   $290,703       $249,897     $310,509       $8,141       $8,585        $28,715   $40,425
====================================================================================================================================


       157        417               678      1,475            848        2,749           52          283             84     1,144
        --          3                11        812             --        2,408           --            6             --        64
       (73)      (169)           (1,771)    (2,897)        (1,572)      (2,388)         (87)        (329)          (342)     (428)
------------------------------------------------------------------------------------------------------------------------------------
        84        251            (1,082)      (610)          (724)       2,769          (35)         (40)          (258)      780
------------------------------------------------------------------------------------------------------------------------------------

        16         82                68        125             77          373           --           --              2        36
        --          1                 1         57             --           73           --           --             --         2
       (15)       (47)             (148)      (282)          (103)        (117)          --           --             (7)      (16)
------------------------------------------------------------------------------------------------------------------------------------
         1         36               (79)      (100)           (26)         329           --           --             (5)       22
------------------------------------------------------------------------------------------------------------------------------------

        35        556                47        426            113        2,245           --           --              2       267
        --          9                --        118             --          441           --           --             --         8
      (146)      (331)             (385)      (403)          (485)        (362)          --           --            (36)      (49)
------------------------------------------------------------------------------------------------------------------------------------
      (111)       234              (338)       141           (372)       2,324           --           --            (34)      226
------------------------------------------------------------------------------------------------------------------------------------
       (26)       521            (1,499)      (569)        (1,122)       5,422          (35)         (40)          (295)    1,028
====================================================================================================================================


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                       RATIO OF NET
                                                                                                RATIO      RATIO OF     INVESTMENT
                                                                                                OF NET     EXPENSES     INCOME TO
                 NET ASSET           DISTRIBUTIONS                                  RATIO OF  INVESTMENT  TO AVERAGE   AVERAGE NET
                   VALUE       NET     FROM NET   NET ASSET            NET ASSETS   EXPENSES    INCOME    NET ASSETS      ASSETS
                 BEGINNING INVESTMENT INVESTMENT  VALUE END   TOTAL      END OF    TO AVERAGE TO AVERAGE  (EXCLUDING    (EXCLUDING
                 OF PERIOD   INCOME     INCOME    OF PERIOD RETURN(+) PERIOD (000) NET ASSETS NET ASSETS    WAIVERS)      WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*           $1.00      $0.02     $(0.02)     $1.00     2.16%    $842,614        0.62%     4.27%      0.63%          4.26%
   2000             1.00       0.06      (0.06)      1.00     5.65      755,089        0.62      5.49       0.62           5.49
   1999             1.00       0.04      (0.04)      1.00     4.33      838,350        0.64      4.21       0.64           4.21
   1998             1.00       0.05      (0.05)      1.00     4.70      802,990        0.63      4.57       0.63           4.57
   1997             1.00       0.04      (0.04)      1.00     4.55      487,196        0.65      4.45       0.66           4.44
   1996             1.00       0.04      (0.04)      1.00     4.53      504,729        0.65      4.44       0.65           4.44
   CLASS A
   2001*           $1.00      $0.02     $(0.02)     $1.00     2.03%    $196,663        0.87%     4.00%      0.88%          3.99%
   2000             1.00       0.05      (0.05)      1.00     5.39      176,621        0.87      5.30       0.87           5.30
   1999             1.00       0.04      (0.04)      1.00     4.07      118,486        0.89      3.99       0.89           3.99
   1998             1.00       0.04      (0.04)      1.00     4.43       68,327        0.88      4.28       0.88           4.28
   1997             1.00       0.04      (0.04)      1.00     4.28       12,492        0.90      4.22       0.90           4.22
   1996             1.00       0.04      (0.04)      1.00     4.27        3,503        0.90      4.19       0.90           4.19
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*           $1.00      $0.01     $(0.01)     $1.00     1.48%    $110,769        0.65%     2.97%      0.68%          2.94%
   2000             1.00       0.04      (0.04)      1.00     3.60      164,625        0.63      3.54       0.63           3.54
   1999             1.00       0.03      (0.03)      1.00     2.70      137,733        0.62      2.66       0.65           2.63
   1998             1.00       0.03      (0.03)      1.00     2.98      145,891        0.65      2.92       0.69           2.88
   1997             1.00       0.03      (0.03)      1.00     3.10       75,097        0.65      3.05       0.67           3.03
   1996             1.00       0.03      (0.03)      1.00     2.94       67,082        0.65      2.90       0.68           2.87
   CLASS A
   2001*           $1.00      $0.01     $(0.01)     $1.00     1.36%    $ 58,424        0.90%     2.70%      0.93%          2.67%
   2000             1.00       0.03      (0.03)      1.00     3.34       47,506        0.88      3.32       0.88           3.32
   1999             1.00       0.02      (0.02)      1.00     2.45       25,511        0.86      2.44       0.90           2.40
   1998             1.00       0.03      (0.03)      1.00     2.72       16,346        0.90      2.69       0.94           2.65
   1997             1.00       0.03      (0.03)      1.00     2.84        8,509        0.90      2.82       0.92           2.80
   1996             1.00       0.03      (0.03)      1.00     2.70        3,852        0.90      2.65       0.93           2.62
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*           $1.00      $0.02     $(0.02)     $1.00     2.34%    $794,430        0.63%     4.71%      0.64%          4.70%
   2000             1.00       0.06      (0.06)      1.00     5.92      891,071        0.63      5.79       0.63           5.79
   1999             1.00       0.05      (0.05)      1.00     4.65      758,255        0.65      4.56       0.65           4.56
   1998             1.00       0.05      (0.05)      1.00     5.02      599,844        0.63      4.89       0.63           4.89
   1997             1.00       0.05      (0.05)      1.00     5.02      400,689        0.65      4.90       0.66           4.89
   1996             1.00       0.05      (0.05)      1.00     4.83      401,423        0.65      4.73       0.67           4.71
   CLASS A
   2001*           $1.00      $0.02     $(0.02)     $1.00     2.22%     $ 3,882        0.88%     4.41%      0.89%          4.40%
   2000             1.00       0.06      (0.06)      1.00     5.66        3,884        0.88      5.52       0.88           5.52
   1999             1.00       0.04      (0.04)      1.00     4.39        3,507        0.89      4.29       0.89           4.29
   1998             1.00       0.05      (0.05)      1.00     4.76        4,166        0.88      4.70       0.88           4.70
   1997             1.00       0.05      (0.05)      1.00     4.75       17,514        0.90      4.67       0.91           4.66
   1996             1.00       0.04      (0.04)      1.00     4.58       11,347        0.90      4.48       0.92           4.46
   CLASS B
   2001*           $1.00      $0.02     $(0.02)     $1.00     1.84%     $ 2,634        1.63%     3.47%      1.64%          3.46%
   2000             1.00       0.05      (0.05)      1.00     4.87        1,310        1.63      4.77       1.63           4.77
   1999             1.00       0.04      (0.04)      1.00     3.61        1,735        1.63      3.79       1.63           3.79
   1998             1.00       0.04      (0.04)      1.00     3.99          146        1.63      3.84       1.63           3.84
   1997(1)          1.00         --         --       1.00     5.48           10        1.65      8.53       3.01           7.17
   CLASS S
   2001*           $1.00      $0.02     $(0.02)     $1.00     2.17%    $337,662        0.98%     4.28%      1.24%          4.02%
   2000             1.00       0.05      (0.05)      1.00     5.55      285,119        0.98      5.46       1.23           5.21
   1999             1.00       0.04      (0.04)      1.00     4.28      186,767        1.00      4.25       1.25           4.00
   1998             1.00       0.05      (0.05)      1.00     4.66       99,978        0.98      4.52       1.23           4.27
   1997(2)          1.00       0.02      (0.02)      1.00     4.69       30,520        1.00      4.67       1.02           4.65
------------------------------------------------------------------------------------------------------------------------------------

 *  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON DECEMBER 30, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON AUGUST 18, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
46

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

                                                                                                                RATIO OF
                               REALIZED AND                                                                        NET
          NET ASSET             UNREALIZED DISTRIBUTIONS DISTRIBUTIONS                    NET ASSETS RATIO OF  INVESTMENT
            VALUE      NET       GAINS OR    FROM NET        FROM      NET ASSET            END OF   EXPENSES    INCOME
          BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT     CAPITAL     VALUE END   TOTAL    PERIOD  TO AVERAGE TO AVERAGE
          OF PERIOD  INCOME     SECURITIES    INCOME        GAINS      OF PERIOD RETURN(+)   (000)  NET ASSETS NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
   2001*   $ 1.00   $0.02       $  --        $(0.02)        $ --       $ 1.00     2.25%   $ 52,153     0.55%      4.47%
   2000      1.00    0.06          --         (0.06)          --         1.00     5.66      64,208     0.55       5.54
   1999      1.00    0.04          --         (0.04)          --         1.00     4.41      59,340     0.55       4.32
   1998      1.00    0.05          --         (0.05)          --         1.00     4.78      63,222     0.55       4.69
   1997      1.00    0.05          --         (0.05)          --         1.00     4.89      68,658     0.55       4.78
   1996      1.00    0.05          --         (0.05)          --         1.00     4.82      65,173     0.55       4.72
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
   2001*   $ 1.00   $0.02       $  --        $(0.02)        $ --       $ 1.00     2.51%   $471,680     0.27%      5.05%
   2000      1.00    0.06          --         (0.06)          --         1.00     6.28     617,330     0.29       6.14
   1999      1.00    0.05          --         (0.05)          --         1.00     5.02     339,572     0.29       4.96
   1998      1.00    0.05          --         (0.05)          --         1.00     5.35     130,091     0.30       5.22
   1997(1)   1.00    0.03          --         (0.03)          --         1.00     5.38      61,522     0.30       5.32
--------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*   $10.11   $0.26       $ 0.07       $(0.26)        $ --       $10.18     3.26%   $ 18,903     0.80%      5.05%
   2000      9.76    0.54         0.35        (0.54)          --        10.11     9.39      19,434     0.80       5.47
   1999     10.37    0.53        (0.61)       (0.53)          --         9.76    (0.83)     22,086     0.80       5.20
   1998     10.27    0.56         0.10        (0.56)          --        10.37     6.60      31,441     0.80       5.43
   1997     10.16    0.58         0.11        (0.58)          --        10.27     6.96      31,739     0.80       5.69
   1996     10.37    0.53        (0.21)       (0.53)          --        10.16     3.26      24,679     0.80       5.26
   CLASS A
   2001*   $10.11   $0.24       $ 0.07       $(0.24)        $ --       $10.18     3.13%   $    653     1.05%      4.80%
   2000      9.75    0.51         0.36        (0.51)          --        10.11     9.23         821     1.05       5.22
   1999     10.37    0.50        (0.62)       (0.50)          --         9.75    (1.18)        945     1.05       4.95
   1998     10.26    0.54         0.11        (0.54)          --        10.37     6.47       1,253     1.05       5.19
   1997     10.16    0.55         0.10        (0.55)          --        10.26     6.60       1,397     1.05       5.40
   1996     10.37    0.52        (0.22)       (0.51)          --        10.16     3.01       2,578     1.05       5.01
--------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*   $10.23   $0.29       $ 0.02       $(0.29)        $ --       $10.25     3.03%   $191,010     0.80%      5.61%
   2000      9.81    0.57         0.42        (0.57)          --        10.23    10.42     189,204     0.80       5.75
   1999     10.53    0.54        (0.72)       (0.54)          --         9.81    (1.71)    190,905     0.80       5.35
   1998     10.38    0.58         0.21        (0.58)       (0.06)       10.53     7.80     214,456     0.80       5.54
   1997     10.21    0.60         0.17        (0.60)          --        10.38     7.78     206,810     0.80       5.90
   1996     10.49    0.57        (0.28)       (0.57)          --        10.21     2.94     100,129     0.80       5.60
   CLASS A
   2001*   $10.22   $0.27       $ 0.02       $(0.27)        $ --       $10.24     2.90%   $  2,951     1.05%      5.36%
   2000      9.79    0.54         0.43        (0.54)          --        10.22    10.27       3,118     1.05       5.49
   1999     10.51    0.52        (0.72)       (0.52)          --         9.79    (1.97)      3,794     1.05       5.10
   1998     10.36    0.55         0.21        (0.55)       (0.06)       10.51     7.54       4,292     1.05       5.31
   1997     10.20    0.57         0.16        (0.57)          --        10.36     7.41       4,526     1.05       5.60
   1996     10.48    0.55        (0.28)       (0.55)          --        10.20     2.68       4,830     1.05       5.35
   CLASS B
   2001*   $10.26   $0.24       $ 0.02       $(0.24)        $ --       $10.28     2.52%   $  6,139     1.80%      4.61%
   2000      9.84    0.47         0.42        (0.47)          --        10.26     9.32       6,110     1.80       4.74
   1999     10.55    0.45        (0.72)       (0.44)          --         9.84    (2.57)      7,678     1.80       4.35
   1998     10.39    0.48         0.22        (0.48)       (0.06)       10.55     6.84       6,835     1.80       4.44
   1997(2)  10.11    0.31         0.28        (0.31)          --        10.39     9.41       1,268     1.80       5.02
--------------------------------------------------------------------------------------------------------------------------


             RATIO OF      RATIO OF NET
             EXPENSES       INVESTMENT
            TO AVERAGE      INCOME TO
            NET ASSETS  AVERAGE NET ASSETS
            (EXCLUDING      (EXCLUDING      PORTFOLIO
            WAIVERS AND     WAIVERS AND     TURNOVER
          REIMBURSEMENTS) REIMBURSEMENTS)     RATE
------------------------------------------------------
U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
------------------------------------------------------
   2001*      0.75%           4.27%         n/a
   2000       0.64            5.45          n/a
   1999       0.67            4.20          n/a
   1998       0.70            4.54          n/a
   1997       0.65            4.68          n/a
   1996       0.65            4.62          n/a
------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND
------------------------------------------------------
   2001*      0.27%           5.05%         n/a
   2000       0.29            6.14          n/a
   1999       0.29            4.96          n/a
   1998       0.32            5.20          n/a
   1997(1)    0.35            5.27          n/a
------------------------------------------------------
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
------------------------------------------------------
   CLASS I
   2001*      1.15%           4.70%        29.28%
   2000       1.08            5.19          7.90
   1999       0.97            5.03         49.64
   1998       0.97            5.26         43.42
   1997       0.94            5.55         57.82
   1996       0.87            5.19         40.60
   CLASS A
   2001*      1.40%           4.45%        29.28%
   2000       1.33            4.94          7.90
   1999       1.14            4.86         49.64
   1998       1.22            5.02         43.42
   1997       1.19            5.26         57.82
   1996       1.12            4.94         40.60
------------------------------------------------------
FIXED INCOME FUND
------------------------------------------------------
   CLASS I
   2001*      0.95%           5.46%        55.50%
   2000       0.90            5.65         59.10
   1999       0.91            5.24         34.42
   1998       0.91            5.43         58.30
   1997       0.91            5.79         80.34
   1996       0.92            5.48         40.56
   CLASS A
   2001*      1.20%           5.21%        55.50%
   2000       1.15            5.39         59.10
   1999       1.06            5.09         34.42
   1998       1.16            5.20         58.30
   1997       1.16            5.49         80.34
   1996       1.17            5.23         40.56
   CLASS B
   2001*      1.95%           4.46%        55.50%
   2000       1.90            4.64         59.10
   1999       1.81            4.34         34.42
   1998       1.91            4.33         58.30
   1997(2)    1.86            4.96         80.34
------------------------------------------------------

* FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON JULY 1, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 16, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                              47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                                                RATIO OF
                               REALIZED AND                                                                        NET
          NET ASSET             UNREALIZED DISTRIBUTIONS DISTRIBUTIONS                    NET ASSETS RATIO OF  INVESTMENT
            VALUE      NET       GAINS OR    FROM NET        FROM      NET ASSET            END OF   EXPENSES    INCOME
          BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT     CAPITAL     VALUE END   TOTAL    PERIOD  TO AVERAGE TO AVERAGE
          OF PERIOD  INCOME     SECURITIES    INCOME        GAINS      OF PERIOD RETURN(+)   (000)  NET ASSETS NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*(3)  $ 9.78    $0.21    $ 0.03       $(0.21)     $   --         $ 9.81     2.45%   $ 22,569    0.80%       4.31%
   2000        9.03     0.42      0.75        (0.42)         --           9.78    13.31      24,503    0.80        4.54
   1999       10.26     0.43     (1.13)       (0.43)       (0.10)         9.03    (7.05)     31,999    0.80        4.35
   1998       10.41     0.44      0.05        (0.44)       (0.20)        10.26     4.84      37,658    0.80        4.28
   1997       10.17     0.45      0.26        (0.45)       (0.02)        10.41     7.18      42,134    0.80        4.47
   1996       10.23     0.44     (0.06)       (0.44)         --          10.17     3.89       3,665    0.69        4.42
   CLASS A
   2001*(3)  $ 9.75    $0.19    $ 0.03       $(0.19)     $   --         $ 9.78     2.32%     $  254    1.05%       4.05%
   2000        9.00     0.40      0.75        (0.40)         --           9.75    13.06         314    1.05        4.28
   1999       10.23     0.40     (1.13)       (0.40)       (0.10)         9.00    (7.32)        304    1.05        4.08
   1998       10.38     0.42      0.05        (0.42)       (0.20)        10.23     4.58         433    1.05        4.03
   1997       10.17     0.43      0.23        (0.43)       (0.02)        10.38     6.63         404    1.05        4.18
   1996       10.22     0.42     (0.05)       (0.42)          --         10.17     3.74         344    0.94        4.19
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*(3)  $10.67    $0.22    $ 0.07       $(0.23)    $     --        $10.73     2.71%   $ 81,928    0.80%       4.31%
   2000       10.26     0.46      0.41        (0.46)          --         10.67     8.80      86,703    0.80        4.49
   1999       10.92     0.47     (0.63)       (0.47)       (0.03)        10.26    (1.60)     99,133    0.80        4.37
   1998       10.92     0.48      0.03        (0.48)       (0.03)        10.92     4.79     119,816    0.80        4.40
   1997       10.71     0.49      0.21        (0.49)          --         10.92     6.76     131,002    0.80        4.68
   1996       10.79     0.44     (0.08)       (0.44)          --         10.71     3.42      20,689    0.67        4.13
   CLASS A
   2001*(3)  $10.63    $0.21    $ 0.06       $(0.21)    $     --        $10.69     2.58%    $ 8,157    1.05%       4.06%
   2000       10.22     0.44      0.41        (0.44)          --         10.63     8.55       8,846    1.05        4.24
   1999       10.88     0.44     (0.63)       (0.44)       (0.03)        10.22    (1.87)     11,549    1.05        4.11
   1998       10.89     0.44      0.03        (0.45)       (0.03)        10.88     4.44      16,706    1.05        4.15
   1997       10.70     0.49      0.17        (0.47)          --         10.89     6.31      18,651    1.05        4.35
   1996       10.79     0.41     (0.09)       (0.41)          --         10.70     3.08      20,247    0.92        3.88
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*     $ 7.90    $0.37    $(0.07)      $(0.37)    $     --        $ 7.83     3.88%    $ 3,250    1.17%       9.11%
   2000        9.45     0.79     (1.54)       (0.80)          --          7.90    (8.50)      3,286    1.25        9.01
   1999        9.99     0.79     (0.54)       (0.78)       (0.01)         9.45     2.51       3,489    1.16        8.44
   1998(1)     9.99     0.15      0.05        (0.18)       (0.02)         9.99     1.99         493    1.25        7.04
   CLASS A
   2001*     $ 7.89    $0.41    $(0.12)      $(0.36)    $     --        $ 7.82     3.61%    $    86    1.42%       8.83%
   2000        9.44     0.79     (1.57)       (0.77)          --          7.89    (8.75)        136    1.50        8.73
   1999        9.98     0.79     (0.56)       (0.76)       (0.01)         9.44     2.27         207    1.41        8.17
   1998(2)    10.00     0.17      0.01        (0.18)       (0.02)         9.98     1.79         103    1.50        7.00
   CLASS B
   2001*     $ 7.88    $0.34    $(0.07)      $(0.33)    $     --        $ 7.82     3.23%    $ 3,238    2.17%       8.07%
   2000        9.43     0.71     (1.55)       (0.71)          --          7.88    (9.34)      4,043    2.25        7.98
   1999        9.98     0.70     (0.55)       (0.69)       (0.01)         9.43     1.44       5,572    2.16        7.43
   1998(2)    10.00     0.16        --        (0.16)       (0.02)         9.98     1.63       2,285    2.25        6.88
--------------------------------------------------------------------------------------------------------------------------


             RATIO OF      RATIO OF NET
             EXPENSES       INVESTMENT
            TO AVERAGE      INCOME TO
            NET ASSETS  AVERAGE NET ASSETS
            (EXCLUDING      (EXCLUDING      PORTFOLIO
            WAIVERS AND     WAIVERS AND     TURNOVER
          REIMBURSEMENTS) REIMBURSEMENTS)     RATE
------------------------------------------------------
PENNSYLVANIA MUNICIPAL SECURITIES FUND
------------------------------------------------------
   CLASS I
   2001*(3)   1.20%           3.91%          14.73%
   2000       1.01            4.33           22.57
   1999       0.94            4.21           43.19
   1998       0.96            4.12           56.48
   1997       0.96            4.31           71.89
   1996       1.49            3.62           25.88
   CLASS A
   2001*(3)   1.44%           3.66%          14.73%
   2000       1.27            4.06           22.57
   1999       1.12            4.01           43.19
   1998       1.21            3.87           56.48
   1997       1.21            4.02           71.89
   1996       1.74            3.39           25.88
------------------------------------------------------
NEW JERSEY MUNICIPAL SECURITIES FUND
------------------------------------------------------
   CLASS I
   2001*(3)   1.03%           4.08%           7.66%
   2000       0.94            4.35            4.13
   1999       0.91            4.26            9.00
   1998       0.92            4.28           17.55
   1997       0.94            4.54           22.85
   1996       0.93            3.87           13.93
   CLASS A
   2001*(3)   1.28%           3.83%           7.66%
   2000       1.19            4.10            4.13
   1999       1.06            4.10            9.00
   1998       1.17            4.03           17.55
   1997       1.19            4.21           22.85
   1996       1.18            3.62           13.93
------------------------------------------------------
HIGH YIELD BOND FUND
------------------------------------------------------
   CLASS I
   2001*      1.58%           8.70%           8.64%**
   2000       1.55            8.71           28.10
   1999       1.50            8.10           18.01
   1998(1)    4.79            3.50            1.47
   CLASS A
   2001*      1.83%           8.42%           8.64%**
   2000       1.79            8.44           28.10
   1999       1.85            7.73           18.01
   1998(2)    5.04            3.46            1.47
   CLASS B
   2001*      2.60%           7.64%           8.64%**
   2000       2.54            7.69           28.10
   1999       2.60            6.99           18.01
   1998(2)    5.79            3.34            1.47
------------------------------------------------------

* FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
** THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO, IS 51.92% FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON SEPTEMBER 22, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON SEPTEMBER 10, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUNDS IMPLEMENTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE, AUDITS OF INVESTMENT COMPANIES, AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 WAS AS FOLLOWS:
    PAMUNICIPAL SECURITIES FUND -- INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.00 FOR BOTH CLASS I AND CLASS A, DECREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.00 FOR BOTH CLASS I AND CLASS A, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.27% TO 4.31% AND 4.02% TO 4.05% FOR CLASS I AND A, RESPECTIVELY; NJMUNICIPAL SECURITIES FUND -- INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.00 FOR BOTH CLASS I AND CLASS A, DECREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.00 FOR BOTH CLASS I AND CLASS A, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.24% TO 4.31% AND 3.99% TO 4.06% FOR CLASS I AND CLASS A, RESPECTIVELY. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
48

                                                           [PILLAR LOGO OMITTED]
                                                       JUNE 30, 2001 (UNAUDITED)



                                                                                                                RATIO OF
                               REALIZED AND                                                                        NET
          NET ASSET             UNREALIZED DISTRIBUTIONS DISTRIBUTIONS                    NET ASSETS RATIO OF  INVESTMENT
            VALUE      NET       GAINS OR    FROM NET        FROM      NET ASSET            END OF   EXPENSES    INCOME
          BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT     CAPITAL     VALUE END   TOTAL    PERIOD  TO AVERAGE TO AVERAGE
          OF PERIOD  INCOME     SECURITIES    INCOME        GAINS      OF PERIOD RETURN(+)   (000)  NET ASSETS NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*    $13.31    $ 0.14      $(0.99)    $(0.13)     $    --       $12.33    (6.28)%   $ 17,361   1.00%       2.00%
   2000      14.92     $0.24       (1.62)     (0.23)          --        13.31    (9.44)      20,899   1.00        1.52
   1999      13.91      0.26        1.03      (0.26)       (0.02)       14.92     9.33       30,537   0.95        1.81
   1998      12.00      0.26        1.95      (0.25)       (0.05)       13.91    18.65       29,495   0.80        2.06
   1997      11.39      0.32        1.88      (0.32)       (1.27)       12.00    19.68       24,362   0.80        2.67
   1996      12.05      0.48        1.16      (0.47)       (1.83)       11.39    13.77       19,243   0.80        3.68
   CLASS A
   2001*    $13.32    $ 0.11      $(0.96)    $(0.12)     $    --       $12.35    (6.40)%    $ 6,529   1.25%       1.76%
   2000      14.94      0.19       (1.62)     (0.19)          --        13.32    (9.66)       8,181   1.25        1.27
   1999      13.93      0.23        1.02      (0.22)       (0.02)       14.94     9.04       10,812   1.20        1.56
   1998      12.02      0.23        1.95      (0.22)       (0.05)       13.93    18.33       11,352   1.05        1.81
   1997      11.40      0.26        1.92      (0.29)       (1.27)       12.02    19.46        9,901   1.05        2.44
   1996      12.07      0.43        1.17      (0.44)       (1.83)       11.40    13.39        9,095   1.05        3.43
   CLASS B
   2001*    $13.23    $ 0.06      $(0.95)    $(0.07)     $    --       $12.27    (6.75)%   $ 22,992   2.00%       1.01%
   2000      14.83      0.08       (1.60)     (0.08)          --        13.23   (10.28)      30,936   2.00        0.52
   1999      13.84      0.12        1.01      (0.12)       (0.02)       14.83     8.20       37,340   1.95        0.80
   1998      11.97      0.15        1.92      (0.15)       (0.05)       13.84    17.40       22,811   1.80        1.02
   1997(1)   11.93      0.15        1.34      (0.18)       (1.27)       11.97    19.45        4,447   1.80        1.23
--------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*    $14.86    $ 0.09      $(0.61)    $(0.09)     $    --       $14.25    (3.42)%   $ 62,196   1.00%       1.24%
   2000      14.51      0.20        0.47      (0.20)       (0.12)       14.86     4.59       69,081   1.00        1.36
   1999      13.98      0.21        0.59      (0.16)       (0.11)       14.51     5.77       85,479   0.94        1.46
   1998      13.19      0.27        1.19      (0.28)       (0.39)       13.98    11.42       94,615   0.80        2.05
   1997      13.32      0.32        2.95      (0.32)       (3.08)       13.19    25.04      131,968   0.80        2.34
   1996      13.07      0.33        2.35      (0.34)       (2.09)       13.32    21.01       58,035   0.80        2.55
   CLASS A
   2001*    $14.89    $ 0.07      $(0.61)    $(0.07)     $    --       $14.28    (3.60)%   $ 11,093   1.25%       1.00%
   2000      14.54      0.17        0.46      (0.16)       (0.12)       14.89     4.38       12,584   1.25        1.12
   1999      14.01      0.18        0.59      (0.13)       (0.11)       14.54     5.50       17,772   1.19        1.21
   1998      13.22      0.24        1.19      (0.25)       (0.39)       14.01    11.12       18,159   1.05        1.80
   1997      13.35      0.29        2.94      (0.28)       (3.08)       13.22    24.68       16,686   1.05        2.05
   1996      13.08      0.31        2.34      (0.29)       (2.09)       13.35    20.70       12,444   1.05        2.30
  CLASS B
   2001*    $14.81    $ 0.01      $(0.60)    $(0.02)     $    --       $14.20    (3.93)%   $ 13,931   2.00%       0.25%
   2000      14.46      0.04        0.48      (0.05)       (0.12)       14.81     3.55       15,942   2.00        0.36
   1999      13.94      0.07        0.59      (0.03)       (0.11)       14.46     4.72       19,162   1.94        0.46
   1998      13.17      0.17        1.15      (0.16)       (0.39)       13.94    10.29       18,907   1.80        1.07
   1997(1)   14.34      0.15        1.94      (0.18)       (3.08)       13.17    22.87        7,862   1.80        1.27
--------------------------------------------------------------------------------------------------------------------------


             RATIO OF      RATIO OF NET
             EXPENSES       INVESTMENT
            TO AVERAGE      INCOME TO
            NET ASSETS  AVERAGE NET ASSETS
            (EXCLUDING      (EXCLUDING      PORTFOLIO
            WAIVERS AND     WAIVERS AND     TURNOVER
          REIMBURSEMENTS) REIMBURSEMENTS)     RATE
------------------------------------------------------
BALANCED FUND
------------------------------------------------------
   CLASS I
   2001*     1.29%            1.71%            6.67%
   2000      1.21             1.31            43.32
   1999      1.12             1.64            63.54
   1998      1.18             1.68            43.77
   1997      1.14             2.33            93.85
   1996      1.11             3.37            43.80
   CLASS A
   2001*     1.54%            1.47%            6.67%
   2000      1.46             1.06            43.32
   1999      1.37             1.39            63.54
   1998      1.43             1.43            43.77
   1997      1.39             2.10            93.85
   1996      1.36             3.12            43.80
   CLASS B
   2001*     2.29%            0.72%            6.67%
   2000      2.21             0.31            43.32
   1999      2.13             0.62            63.54
   1998      2.18             0.64            43.77
   1997(1)   2.28             0.75            93.85
------------------------------------------------------
EQUITY INCOME FUND
------------------------------------------------------
   CLASS I
   2001*     1.20%            1.04%            5.35%
   2000      1.14             1.22            10.70
   1999      1.09             1.31            19.24
   1998      1.11             1.74            40.30
   1997      1.09             2.05            76.67
   1996      1.09             2.26            85.47
   CLASS A
   2001*     1.45%            0.80%            5.35%
   2000      1.39             0.98            10.70
   1999      1.34             1.06            19.24
   1998      1.36             1.49            40.30
   1997      1.34             1.76            76.67
   1996      1.34             2.01            85.47
  CLASS B
   2001*     2.20%            0.05%            5.35%
   2000      2.14             0.22            10.70
   1999      2.09             0.31            19.24
   1998      2.11             0.76            40.30
   1997(1)   2.13             0.94            76.67
------------------------------------------------------

* FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON MAY 8, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
                                                                              49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                                                   RATIO OF
                                  REALIZED AND                                                                        NET
          NET ASSET                UNREALIZED DISTRIBUTIONS DISTRIBUTIONS                    NET ASSETS RATIO OF  INVESTMENT
            VALUE        NET        GAINS OR    FROM NET        FROM      NET ASSET            END OF   EXPENSES INCOME (LOSS)
          BEGINNING   INVESTMENT  (LOSSES) ON  INVESTMENT     CAPITAL     VALUE END   TOTAL    PERIOD  TO AVERAGE TO AVERAGE
          OF PERIOD  INCOME (LOSS) SECURITIES    INCOME        GAINS      OF PERIOD RETURN(+)   (000)  NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*   $12.84     $(0.02)         $(0.91)    $  --       $   --       $11.91      (7.24)%   $ 9,385   0.80%     (0.19)%
   2000     14.35       0.01           (1.45)       --        (0.07)       12.84     (10.09)      9,034   0.80       0.16
   1999     12.01       0.05            2.32        --        (0.03)       14.35      19.73       6,497   0.80       0.59
   1998(1)  10.00       0.03            2.01     (0.02)       (0.01)       12.01      20.44         699   0.80      (0.70)
   CLASS A
   2001*   $12.68     $(0.03)         $(0.91)    $  --       $   --       $11.74      (7.41)%   $ 1,683   1.05%     (0.44)%
   2000     14.20         --           (1.45)       --        (0.07)       12.68     (10.26)      1,797   1.05      (0.06)
   1999     11.93       0.04            2.26        --        (0.03)       14.20      19.27       1,511   1.05       0.29
   1998(2)   9.92       0.02            2.02     (0.02)       (0.01)       11.93      20.59         482   1.05      (1.63)
   CLASS B
   2001*   $12.51     $(0.08)         $(0.89)    $  --        $  --       $11.54      (7.67)%  $ 20,120   1.80%     (1.19)%
   2000     14.12      (0.09)          (1.45)       --        (0.07)       12.51     (10.96)     23,204   1.80      (0.83)
   1999     11.94      (0.02)           2.23        --        (0.03)       14.12      18.50      22,874   1.80      (0.43)
   1998(3)   9.96       0.02            1.99     (0.02)       (0.01)       11.94      20.19       5,207   1.80      (1.51)
------------------------------------------------------------------------------------------------------------------------------
EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*   $16.34     $ 0.03          $(1.74)   $(0.02)       $  --       $14.61     (10.49)%  $198,902   1.00%      0.39%
   2000     17.89       0.07           (0.59)    (0.06)       (0.97)       16.34      (2.94)    240,277   1.00       0.41
   1999     15.91       0.08            2.16     (0.07)       (0.19)       17.89      14.12     273,839   0.94       0.46
   1998     12.89       0.14            3.37     (0.12)       (0.37)       15.91      27.58     242,669   0.80       0.83
   1997     13.35       0.18            3.20     (0.18)       (3.66)       12.89      25.71     242,881   0.80       1.26
   1996     12.81       0.22            2.54     (0.22)       (2.00)       13.35      21.69     116,715   0.80       1.67
   CLASS A
   2001*   $16.32     $ 0.01          $(1.74)   $(0.01)      $   --       $14.58     (10.66)%  $ 13,735   1.25%      0.14%
   2000     17.87       0.03           (0.59)    (0.02)       (0.97)       16.32      (3.14)     16,669   1.25       0.16
   1999     15.91       0.04            2.15     (0.04)       (0.19)       17.87      13.77      20,025   1.19       0.22
   1998     12.90       0.11            3.36     (0.09)       (0.37)       15.91      27.18      18,546   1.05       0.58
   1997     13.35       0.15            3.20     (0.14)       (3.66)       12.90      25.51      13,923   1.05       0.98
   1996     12.83       0.19            2.51     (0.18)       (2.00)       13.35      21.15      10,000   1.05       1.42
   CLASS B
   2001*   $16.06     $(0.08)         $(1.68)   $   --       $   --       $14.30     (10.96)%  $ 25,241   2.00%     (0.61)%
   2000     17.71      (0.09)          (0.59)       --        (0.97)       16.06      (3.92)     33,757   2.00      (0.59)
   1999     15.85      (0.07)           2.12        --        (0.19)       17.71      12.95      34,744   1.95      (0.55)
   1998     12.87       0.03            3.33     (0.01)       (0.37)       15.85      26.33      19,577   1.80      (0.18)
   1997(4)  14.81       0.04            1.73     (0.05)       (3.66)       12.87      19.17       5,072   1.80       0.09
------------------------------------------------------------------------------------------------------------------------------


            RATIO OF      RATIO OF NET
            EXPENSES       INVESTMENT
           TO AVERAGE      INCOME TO
           NET ASSETS  AVERAGE NET ASSETS
           (EXCLUDING      (EXCLUDING      PORTFOLIO
           WAIVERS AND     WAIVERS AND     TURNOVER
          EIMBURSEMENTS) REIMBURSEMENTS)     RATE
-----------------------------------------------------
EQUITY INDEX FUND
-----------------------------------------------------
   CLASS I
   2001*       1.39%        (0.78)%         5.13%**
   2000        1.17         (0.21)          9.48
   1999        1.37          0.02           2.14
   1998(1)     3.96         (3.86)          9.35
   CLASS A
   2001*       1.64%        (1.03)%         5.13%**
   2000        1.42         (0.43)          9.48
   1999        1.65         (0.31)          2.14
   1998(2)     4.21         (4.79)          9.35
   CLASS B
   2001*       2.39%        (1.78)%         5.13%**
   2000        2.16         (1.19)          9.48
   1999        2.39         (1.02)          2.14
   1998(3)     4.96         (4.67)          9.35
-----------------------------------------------------
EQUITY VALUE FUND
-----------------------------------------------------
   CLASS I
   2001*       1.10%         0.29%         10.69%
   2000        1.08          0.33          22.00%
   1999        1.06          0.34          18.58
   1998        1.07          0.56          19.69
   1997        1.06          1.00          80.24
   1996        1.08          1.39          85.30
   CLASS A
   2001*       1.35%         0.04%         10.69%
   2000        1.32          0.09          22.00%
   1999        1.31          0.10          18.58
   1998        1.32          0.31          19.69
   1997        1.31          0.72          80.24
   1996        1.33          1.14          85.30
   CLASS B
   2001*       2.10%        (0.71)%        10.69%
   2000        2.08         (0.67)         22.00
   1999        2.06         (0.66)         18.58
   1998        2.07         (0.45)         19.69
   1997(4)     2.07         (0.18)         80.24
-----------------------------------------------------

* FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
** THE PORTFOLIO TURNOVER RATE FOR THE MASTER FUND, THE SEI INDEX FUNDS S&P 500 INDEX PORTFOLIO, IS 2.92% FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON SEPTEMBER 3, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON SEPTEMBER 10, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON SEPTEMBER 8, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON MAY 12, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THE PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

                                                                                                                   RATIO OF
                                  REALIZED AND                                                                        NET
          NET ASSET                UNREALIZED DISTRIBUTIONS DISTRIBUTIONS                    NET ASSETS RATIO OF  INVESTMENT
            VALUE         NET       GAINS OR    FROM NET        FROM      NET ASSET            END OF   EXPENSES INCOME (LOSS)
          BEGINNING   INVESTMENT  (LOSSES) ON  INVESTMENT     CAPITAL     VALUE END   TOTAL    PERIOD  TO AVERAGE TO AVERAGE
          OF PERIOD  INCOME (LOSS) SECURITIES    INCOME        GAINS      OF PERIOD RETURN(+)   (000)  NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*     $11.30    $(0.01)      $ (1.81)    $  --        $  --          $ 9.48  (16.11)% $210,815    1.00%       (0.15)%
   2000       14.34        --         (1.63)       --         (1.41)         11.30  (11.86)   259,434    1.00        (0.31)
   1999       11.61     (0.04)         5.37        --         (2.60)         14.34   49.62    289,471    0.94        (0.31)
   1998        9.24        --          2.83        --         (0.46)         11.61   31.81    199,975    0.80        (0.15)
   1997(1)    10.00      0.01          1.22      (0.01)       (1.98)          9.24   14.17    177,801    0.80         0.07
   CLASS A
   2001*     $11.11    $(0.02)      $ (1.79)    $  --        $  --          $ 9.30  (16.29)%  $ 6,356    1.25%       (0.40)%
   2000       14.15        --         (1.63)       --         (1.41)         11.11  (12.02)     7,869    1.25        (0.55)
   1999       11.52     (0.07)         5.30        --         (2.60)         14.15   49.12      5,376    1.19        (0.56)
   1998        9.25        --          2.73        --         (0.46)         11.52   30.69      3,634    1.05        (0.41)
   1997(1)    10.00     (0.01)         1.24        --         (1.98)          9.25   14.13        432    1.05        (0.28)
   CLASS B
   2001*     $10.76    $(0.07)      $ (1.71)    $  --        $  --          $ 8.98  (16.54)% $ 32,726    2.00%       (1.15)%
   2000       13.86     (0.05)        (1.64)       --         (1.41)         10.76  (12.71)    43,206    2.00        (1.30)
   1999       11.41     (0.10)         5.15        --         (2.60)         13.86   47.97     23,446    1.97        (1.32)
   1998        9.18     (0.03)         2.72        --         (0.46)         11.41   30.47      6,061    1.80        (1.16)
   1997(2)    10.41     (0.02)         0.77        --         (1.98)          9.18   13.01        357    1.80        (1.08)
------------------------------------------------------------------------------------------------------------------------------
MID CAP FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*     $10.57    $(0.01)      $ (0.10)    $  --        $  --          $10.46   (1.04)%  $ 8,141    0.80%       (0.19)%
   2000       10.98      0.01         (0.34)       --         (0.08)         10.57   (3.02)     8,585    0.80        (0.34)
   1999       10.70     (0.05)         0.47        --         (0.14)         10.98    4.03      9,364    0.80        (0.48)
   1998       14.80      0.01          0.32        --         (4.43)         10.70    7.77     11,029    0.80        (0.48)
   1997       13.33      0.04          2.65      (0.04)       (1.18)         14.80   20.49     46,125    0.80         0.30
   1996       12.55      0.09          1.59      (0.09)       (0.81)         13.33   13.56     45,556    0.80         0.66
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   2001*     $12.88    $ 0.21       $ (2.99)    $  --        $  --          $10.10  (21.58)% $ 25,670    1.49%        0.75%
   2000       16.35     (0.16)        (2.92)     (0.07)       (0.32)         12.88  (18.92)    36,040    1.50        (1.00)
   1999       11.24      0.11          5.00        --           --           16.35   45.46     33,008    1.50         0.38
   1998       10.34     (0.01)         0.93      (0.01)       (0.01)         11.24    8.98     18,912    1.50         0.41
   1997       11.23      0.08         (0.04)     (0.08)       (0.85)         10.34    0.25     14,143    1.50         0.95
   1996       10.74      0.08          1.11      (0.08)       (0.62)         11.23   11.17     14,822    1.50         0.85
   CLASS A
   2001*     $12.80    $ 0.19       $ (2.97)    $  --        $  --          $10.02  (21.72)%   $  605    1.74%        0.50%
   2000       16.25     (0.19)        (2.90)     (0.04)       (0.32)         12.80  (19.06)       830    1.75        (1.27)
   1999       11.20      0.08          4.97        --           --           16.25   45.09        691    1.75         0.07
   1998       10.33      0.01          0.88      (0.01)       (0.01)         11.20    8.69        576    1.75         0.29
   1997       11.22      0.05         (0.04)     (0.05)       (0.85)         10.33    0.00        665    1.75         0.70
   1996       10.73      0.09          1.06      (0.04)       (0.62)         11.22   10.88        788    1.75         0.70
   CLASS B
   2001*     $12.46    $ 0.10       $ (2.85)    $  --        $  --          $ 9.71  (22.01)%  $ 2,440    2.49%       (0.28)%
   2000       15.97     (0.16)        (2.98)     (0.05)       (0.32)         12.46  (19.79)     3,555    2.50        (2.09)
   1999       11.08      0.07          4.82        --           --           15.97   44.13        934    2.50        (0.55)
   1998       10.30     (0.06)         0.86      (0.01)       (0.01)         11.08    7.84        312    2.50        (0.62)
   1997(3)    11.45     (0.03)        (0.23)     (0.04)       (0.85)         10.30   (2.39)       118    2.50        (0.60)
------------------------------------------------------------------------------------------------------------------------------


            RATIO OF      RATIO OF NET
            EXPENSES       INVESTMENT
           TO AVERAGE      INCOME TO
           NET ASSETS  AVERAGE NET ASSETS
           (EXCLUDING      (EXCLUDING      PORTFOLIO
           WAIVERS AND     WAIVERS AND     TURNOVER
          EIMBURSEMENTS) REIMBURSEMENTS)     RATE
-----------------------------------------------------
EQUITY GROWTH FUND
-----------------------------------------------------
   CLASS I
   2001*      1.10%          (0.25)%        28.17%
   2000       1.07           (0.38)         79.70
   1999       1.06           (0.43)         65.40
   1998       1.06           (0.41)         88.28
   1997(1)    1.07           (0.20)        114.51
   CLASS A
   2001*      1.35%          (0.50)%        28.17%
   2000       1.33           (0.63)         79.70
   1999       1.31           (0.68)         65.40
   1998       1.32           (0.68)         88.28
   1997(1)    1.32           (0.55)        114.51
   CLASS B
   2001*      2.10%          (1.25)%        28.17%
   2000       2.08           (1.38)         79.70
   1999       2.07           (1.42)         65.40
   1998       2.08           (1.44)         88.28
   1997(2)    2.09           (1.37)        114.51
-----------------------------------------------------
MID CAP FUND
-----------------------------------------------------
   CLASS I
   2001*      1.38%          (0.77)%        17.57%
   2000       1.18           (0.72)%        32.63
   1999       1.24           (0.92)        120.07
   1998       1.21           (0.89)         32.88
   1997       1.09            0.01          59.80
   1996       1.10            0.36          41.41
-----------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------
   CLASS I
   2001*      1.72%           0.52%        107.47%
   2000       1.60           (1.10)         58.73
   1999       1.75            0.13          37.62
   1998       1.72            0.19         115.79
   1997       1.69            0.76          71.22
   1996       1.73            0.62          67.03
   CLASS A
   2001*      1.97%           0.27%        107.47%
   2000       1.85           (1.37)         58.73
   1999       2.00           (0.18)         37.62
   1998       1.97            0.07         115.79
   1997       1.95            0.50          71.22
   1996       1.98            0.47          67.03
   CLASS B
   2001*      2.72%          (0.51)%       107.47%
   2000       2.59           (2.18)         58.73
   1999       2.77           (0.82)         37.62
   1998       2.70           (0.82)        115.79
   1997(3)    2.70           (0.80)         71.22
-----------------------------------------------------

* FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(+) TOTAL RETURN DOES NOT REFLECT SALES LOADS ON CLASS A AND CLASS B SHARES.
    RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON FEBRUARY 3, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON MAY 21, 1997. ALL RATIOS INCLUDING TOTAL RETURN FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MAY 7, 1997. ALL RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                                                              51

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION

The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with seventeen funds (the "Funds"): the U.S. Treasury Securities Money Market Fund, the Tax-Exempt Money Market Fund, the Prime Obligation Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, the Institutional Select Money Market Fund (the "Money Market Funds"); the Intermediate-Term Government Securities Fund, the Fixed Income Fund, the Pennsylvania Municipal Securities Fund, the New Jersey Municipal Securities Fund, the High Yield Bond Fund (the "Fixed Income Funds"); the Balanced Fund, the Equity Income Fund, the Equity Index Fund, the Equity Value Fund, the Equity Growth Fund, the Mid Cap Fund, and the International Equity Fund (the "Equity and Balanced Funds"). Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund and the Pennsylvania Municipal Securities Fund, each of which is a non-diversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of Summit Bank. The minimum investment for this Fund is $100,000. The high Yield Bond Fund and the Equity Index Fund are currently "feeder" funds in separate Master-Feeder structures. That is, the High Yield Bond Fund and the Equity Index Fund each currently invest in another open-end management investment company with the same investment objectives and hold as their only investment securities, shares of a single "master" fund, in this case, the SEI Institutional Managed Trust's High Yield Bond Portfolio and the SEI Index Funds' S&P 500 Index Portfolio, respectively. However, in certain instances the Funds are permitted to invest in securities other than a single open-end management investment company. The financial statements included herein present information relating to all of the Funds. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. Each Fund's prospectus provides a description of its investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general trustee supervision.
     The investments of the High Yield Bond and Equity Index Funds (the "Feeder Funds") in the SEI Institutional Managed Trust's High Yield Bond Portfolio and the SEI Index Funds' S&P 500 Index Portfolio (the "Master Funds"), respectively, are valued at the net asset value per share of each Master Fund determined as of the close of business on the New York Stock Exchange (generally 4:00pm EST).
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.
     The International Equity Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The International Equity Fund accrues such taxes when the related income is earned.

--------------------------------------------------------------------------------
52

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

     FOREIGN CURRENCY TRANSLATION--The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
o market value of investment securities, other assets and liabilities at the current rate of exchange; and
o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The International Equity Fund does not isolate that portion of gains and losses on equity investment securities that is due to changes in foreign exchange rates from that which is due to changes in market prices of such securities.
     The International Equity Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by Fleet Investment Advisors Inc. (the "Advisor") ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Purchase discounts and premiums on securities held by the Fixed Income Funds and the Balanced Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income for the Money Market Funds and Fixed Income, Intermediate-Term Government Securities, New Jersey Municipal Securities, and Pennsylvania Municipal Securities Funds are declared daily and paid monthly. Distributions from net investment income for the High Yield Bond Fund are declared and paid monthly. The Equity Funds and the Balanced Fund declare and pay distributions from net investment income quarterly, except for the International Equity Fund which declares and pays distributions annually. Any net realized capital gains will be distributed at least annually for all Funds.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective classes on the basis of the relative net assets each day.
     USE OF ESTIMATES--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.
     RECLASSIFICATION ON COMPONENTS OF NET ASSETS--The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.
     OTHER--The Funds implemented the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIEs (the "Guide"), as required on January 1, 2001. Prior to January 1, 2001, the Pennsylvania Municipal Securities Fund and the New Jersey Municipal Securities Fund did not amortize


--------------------------------------------------------------------------------
                                                                              53

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)

market discounts fixed income securities. In accordance with the implementation of the new accounting standards, the Pennsylvania Municipal Securities Fund and New Jersey Municipal Securities Fund were required to record a cumulative effect adjustment of $4,046 and $32,956, respectively, to reflect the amortization of market discounts that were not previously recorded. The cumulative adjustments were a reclassification between net investment income and net unrealized appreciation (depreciation) of securities and therefore did not impact total net assets or the net asset value per share of the Pennsylvania Municipal Securities Fund and the New Jersey Municipal Securities Fund. The implementation of the new accounting standards did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES

Certain officers and/or Trustees of the Trust are also officers and/or directors of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.
     The Funds have entered into an agreement with SEI Investments Distribution Co. (the "Distributor") to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements were $217,002 for the period ended June 30, 2001.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS

The Trust and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Trust with administrative services. For all Funds except the Institutional Select Money Market and U.S. Treasury Plus Money Funds, the Trust pays the Administrator a fee, calculated daily and paid monthly, at the following annual rate based on the aggregate average daily net assets of such Funds: 0.20% on the first $3.5 billion of aggregate net assets; 0.16% on the next $1.5 billion of aggregate net assets; 0.14% on the next $1.5 billion of aggregate net assets; and 0.12% on the aggregate net assets in excess of $6.5 billion. The Institutional Select Money Market Fund pays the Administrator a fee at an annual rate based upon the average net assets of the Fund as follows: 0.10%, on the first $3.5 billion of aggregate net assets; and 0.08% on the next $1.5 billion of aggregate net assets; 0.07% on the next $1.5 billion of aggregate net assets; and 0.06% on the aggregate net assets in excess of $6.5 billion. The U.S. Treasury Plus Money Market Fund pays the Administrator a fee at an annual rate of 0.35% of the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive its fees in the High Yield Bond and Equity Index Funds.
     The Trust has adopted a distribution plan for Class A shares (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.25% of the Fund's Class A average daily net assets.
     The Trust has also adopted a distribution plan for Class B shares (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Class B Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.75% of the Fund's Class B average daily net assets. Additionally, the Class B Plan provides that Class B shares are subject to a service fee at an annual rate of 0.25% of the Fund's Class B average daily net assets.
     The Trust has also adopted a distribution plan for Class S shares (the "Class S Plan") pursuant to Rule
12b-1 under the 1940 Act. Under the Class S Plan, the Distributor is entitled to receive from the Trust an annual distribution fee of 0.60% of the Fund's Class S average daily net assets. The Distributor has agreed to voluntarily waive a portion of its distribution fees from Class S shares in order to limit the operating expenses of the Funds.
     The Distributor receives no fees for its distribution services for Class I shares of any fund. The U.S. Treasury Securities Plus Money Market Fund pays a distribution fee of 0.03% of average daily net assets.


--------------------------------------------------------------------------------
54

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

For the periods prior to March 1, 2001, Summit Bank Investment Management Division, a division of Summit Bank ("Summit Bank"), served as investment advisor to the Funds. Summit Bank was a wholly-owned subsidiary of Summit Bancorp. On March 1, 2001, FleetBoston Financial Corporation ("FleetBoston") acquired Summit Bancorp and thereafter, Fleet Investment Advisors Inc. (the "Advisor"), an indirect wholly-owned subsidiary of FleetBoston, became Advisor to the Funds.
     The Trust and the Advisor are parties to an advisory agreement. Under the terms of the agreement, the Advisor will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market, Prime Obligation Money Market and Tax-Exempt Money Market Funds, 0.15% of the average daily net assets of the U.S. Treasury Securities Plus Money Market Fund, 0.10% of the average daily net assets of the Institutional Select MoneyMarket Fund, 0.60% of the average daily net assets of the Fixed Income Funds and 0.75% of the average daily net assets of the Equity Funds (except the International Equity Fund) and the Balanced Fund. The Trust and the Advisor are also parties to a second advisory agreement relating only to the International Equity Fund. Under the terms of the agreement, the Advisor receives a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the International Equity Fund. The Advisor has voluntarily agreed to waive and reimburse all or a portion of its fee in order to limit the operating expenses of the Funds.
     As of April 2, 2001, Oeschle International Advisors, LLC ("Sub-Advisor") (as successor to Vontobel USA) became sub-advisor to the International Equity Fund. The sub-advisory fees are paid by the Advisor.
     Prior to May 29, 2001, Summit Bank served as custodian of securities for the Trust. For its services, Summit Bank received a fee, which was calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of each domestic Fund and an annual rate of 0.17% of the average daily net assets of the International Equity Fund.
     In addition to the fees paid at the feeder level for the High Yield Bond and Equity Index Funds, each Feeder Fund's shareholders bore indirectly their prorata portion of the administrative, distribution, advisory and other expenses of the respective Master Fund in which they invested.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short term investments, for the period ended June 30, 2001 were as follows (000):
                               PURCHASES             SALES
                           -----------------   ------------------
FUND                      U.S. GOV'T.  OTHER   U.S. GOV'T.  OTHER
----                      -----------  -----   -----------  -----
Intermediate-Term
  Government Securities     $ 4,632   $   495     $ 4,935  $ 1,000
Fixed Income                 46,788    62,448      58,312   51,249
PA Municipal Securities          --     4,393          --    3,475
NJ Municipal Securities          --     7,011          --   13,957
High Yield Bond                  --       636          --    1,364
Balanced                         --     3,382       1,043   10,696
Equity Income                    --     4,514          --   10,021
Equity Index                     --     1,659          --    1,989
Equity Value                     --    27,738          --   45,965
Equity Growth                    --    72,767          --   76,433
Mid Cap                          --     1,574          --    1,349
International Equity             --    35,584          --   37,697

The total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes at June 30, 2001 was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain or loss on securities at June 30, 2001, for each Fund which had such a gain (loss) are as follows (000):

                                                               NET
                                    APPREC.    DEPREC.     UNREALIZED
                                  SECURITIES SECURITIES APPREC. (DEPREC.)
                                  ---------- ---------- -----------------
Intermediate-Term Gov't.
  Securities                        $  190      $  (12)    $    178
Fixed Income                         3,463         (891)      2,572
PA Municipal Securities                496         (123)        373
NJ Municipal Securities              2,690         (367)      2,323
High Yield Bond                         --       (1,237)     (1,237)
Balanced                             9,468       (1,356)      8,112
Equity Income                       29,023         (824)     28,199
Equity Index                           352       (2,272)     (1,920)
Equity Value                        73,535      (15,371)     58,164
Equity Growth                       55,081      (14,816)     40,265
Mid Cap                              2,257         (447)      1,810
International Equity                   758       (2,920)     (2,162)



--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(CONTINUED)


7. CONCENTRATION OF CREDIT RISK

The Money Market Funds invest primarily in a portfolio of money market instruments maturing in one year or less whose rating are within one of the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by a Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The Fixed Income Funds invest in debt instruments and the Balanced Fund invests in a combination of equity, fixed income and money market securities.
     The New Jersey Municipal Securities and the Pennsylvania Municipal Securities Funds pursue their investment goals by investing substantially all of their assets in municipal securities that generate income exempt from Federal and New Jersey and Pennsylvania state income taxes, respectively. These securities include securities of municipal issuers located in New Jersey, Pennsylvania, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Funds intend to invest as much of their assets as possible in securities that are not subject to federal taxes, but each may invest up to 20% of its total assets in taxable securities including those subject to alternative minimum tax. The Funds' Advisor will purchase municipal securities rated in one of the top three highest rating categories by a nationally recognized rating organization and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Funds, the Advisor will consider each security's creditworthiness, yield relative to comparable issuers and maturities, appreciation potential and liquidity. The Advisor continually monitors the securities held by the Funds and may sell a security to adjust the maturity of the Funds or if better investment opportunities become available. Although the Funds maintain a portfolio containing the securities of various issuers, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. The following tables present a summary of Standard & Poor's or Moody's ratings for the holdings in each of these portfolios:
                                                     U.S.
                      U.S.                         TREASURY
                    TREASURY    TAX-     PRIME    SECURITIES  INSTITUTIONAL
                   SECURITIES  EXEMPT OBLIGATION      PLUS        SELECT
                      MONEY     MONEY    MONEY       MONEY        MONEY
                     MARKET    MARKET   MARKET       MARKET      MARKET
                   ----------  ------ ----------- ----------  -------------
U.S. Gov't. Securities 42.2%     --%      8.7%       55.4%         14.1%
Repurchase Agreements  57.8      --       2.6        44.6           4.4
Municipal Securities    --      96.6      --          --            --
Commercial Paper        --       --      87.8         --           80.0
Tax-Exempt Commercial
  Paper                 --       --       --          --            --
Other                   --       3.4      0.9         --            1.5

                     INT.-TERM            PA      NEW JERSEY
                       GOV'T.    FIXED    MUNI.      MUNI.
                     SECURITIES INCOME SECURITIES SECURITIES BALANCED
                     ---------- ------ ---------- ---------- --------
U.S. Gov't. Securities  98.5%    43.0%     --%         --%    12.3%
AAA                       --     15.9    58.8        73.2      2.2
AA                        --     19.0    30.2        17.8      4.3
A                         --     21.0     6.0         4.2     18.4
BBB                       --       --      --         1.1       --
NR                        --       --     3.1         3.3       --
Common Stock              --       --      --          --     61.5
Other                    1.5      1.1     1.9         0.4      1.3

8. OPTION TRANSACTIONS

The Equity Growth Fund may transact in call options. These transactions, which are undertaken principally to hedge against market risk, entail certain risks. These risks include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; and (3) there may not be a liquid secondary market for options.

As of June 30, 2001 there were no equity options outstanding.

9. EQUITY SWAP TRANSACTION

The Equity Growth Fund entered into an equity swap transaction in November of 1998. This equity swap transaction involved exchanging the returns from the Equity Growth's basket of securities, inclusive of dividends, for the return of the Standard and Poor's 500 Index ("S&P 500"); also inclusive of dividends. This transaction was undertaken principally to allow the Equity Growth Fund to lock in the superior performance relative to the S&P 500 for 1998. At the time the Equity Growth Fund entered into the swap transaction, its total return was approximately four percentage points above that of the S&P 500, the benchmark index for the Fund. The Equity Growth Fund realized losses of $10,191,337

--------------------------------------------------------------------------------
56

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


during the year ended December 31, 1998 and had an unrealized loss of $17,248,556 as of December 31, 1998 related to the equity swap transaction. On January 7, 1999 the equity swap was terminated and the unrealized loss became a realized loss in the amount of $17,717,000. For income tax purposes, the timing of the deduction for these losses is deferred to the extent it exceeds the aggregate remaining unrealized appreciation of securities held by the Fund at the time the equity swap transaction was executed.

10. FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund enters into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding on June 30, 2001:
                                                 IN      UNREALIZED
                               CONTRACTS TO   EXCHANGE  APPRECIATION
                             DELIVER/(RECEIVE)   FOR   (DEPRECIATION)
MATURITY DATES                     (000)        (000)       (000)
--------------               ---------------- -------- --------------
FOREIGN CURRENCY SALES:
07/19/01              CHF         (1,400)     $   (857)      $  78
07/26/01              EUR         (8,000)       (7,399)        631
07/19/01              GBP         (1,000)       (1,471)         66
07/10/01              JPY       (170,000)       (1,503)        138
                                              --------       -----
                                              $(11,230)      $ 913
                                              --------       -----
FOREIGN CURRENCY PURCHASES:
07/19/01              CHF          1,400      $    867       $ (88)
07/26/01              EUR          8,000         7,439        (671)
07/19/01              GBP          1,000         1,477         (71)
07/10/01              JPY        170,000         1,493        (129)
                                              --------       -----
                                              $ 11,276       $(959)
                                              --------       -----
                                                             $ (46)
                                                             =====
CURRENCY LEGEND
  CHF -- Swiss Francs                EUR -- Euro Dollar
  GBP -- British Sterling Pound      JPY -- Japanese Yen

11. CALIFORNIA UTILITIES

On January 4, 2001, Standard &Poor's and Moody's credit rating agencies lowered their commercial paper ratings from A-1/P-1 to A-3/P-3 for Southern California Edison. During the period ended June 30, 2001, the Prime Obligation Money Market and Institutional Select Money Market Funds sold their holdings in this security and generated losses totalling $3,863,956 and $802,970, respectively.
This transaction did not affect the $1.00 net asset value for either Fund.

12. STATEMENTS OF ASSETS AND LIABILITIES AND SCHEDULES OF INVESTMENTS FOR SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND PORTFOLIO AND THE SEI INDEX FUNDS S&P 500 INDEX PORTFOLIO (UNAUDITED)

The following unaudited statements of assets and liabilities and schedules of investments as of June 30, 2001 are for the underlying master portfolios for the High Yield Bond and Equity Index Funds. These statements are included since the High Yield Bond and Equity Index Funds invest substantially all of their assets in these portfolios.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--93.5%
AIR TRANSPORTATION--0.2%
   Atlas Air Worldwide
      9.375%, 11/15/06                 $ 1,250          $  900
   Pegasus Shipping Hellas, Ser A (C)*
     11.875%, 11/15/04                     588             212
                                                       -------
                                                         1,112
                                                       -------
APPAREL/TEXTILES--0.6%
   Flooring America, Ser B (C)*
      9.250%, 10/15/07                     296              --
   Galey & Lord
      9.125%, 03/01/08                   2,000             900
   HCI Direct
     13.750%, 08/01/02                     900             220
   Levi Strauss
      7.000%, 11/01/06                   1,800           1,368
   Phillips Van-Heusen
      9.500%, 05/01/08                   1,000           1,020
   Pillowtex (C)*
     10.000%, 11/15/06                     500               5
   Tropical Sportswear
     International, Ser A
     11.000%, 06/15/08                   1,000             920
                                                       -------
                                                         4,433
                                                       -------
AUTOMOTIVE--1.7%
   Advance Stores, Ser B
     10.250%, 04/15/08                   3,050           2,974
   Aetna Industries
     11.875%, 10/01/06                   1,000             352
   Collins & Aikman
     11.500%, 04/15/06                   2,000           1,890
   Delco Remy International
     10.625%, 08/01/06                   1,500           1,530
   Diamond Triumph Auto
      9.250%, 04/01/08                   1,000             920
   Hayes Lemmerz International
     11.000%, 07/15/06                     500             415
   Hayes Lemmerz International (A)
     11.875%, 06/15/06                   1,000             970
   Hayes Lemmerz International, Ser B
      9.125%, 07/15/07                     600             453
      8.250%, 12/15/08                     600             420
   JL French Auto Casting, Ser B
     11.500%, 06/01/09                   1,000             365
   Motor Coach Industries International
     11.250%, 05/01/09                   1,000             420
   Pep Boys, Ser A MTN
      6.710%, 11/03/04                   1,800           1,577
   Stanadyne Automotive, Ser B
     10.250%, 12/15/07                   1,000             820
                                                       -------
                                                        13,106
                                                       -------

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS--0.4%
   Playtex Products (A)
      9.375%, 06/01/11                 $ 2,900         $ 2,951
   Playtex Products, Ser B
      8.875%, 07/15/04                     400             418
                                                       -------
                                                         3,369
                                                       -------
BROADCASTING, NEWSPAPERS & ADVERTISING--12.0%
   Ackerley Group, Ser B
      9.000%, 01/15/09                   1,800           1,575
   Adelphia Communications
     10.250%, 06/15/11                   4,000           3,940
      8.875%, 01/15/07                     897             848
      7.875%, 05/01/09                     500             441
   Adelphia Communications, Ser B
     10.500%, 07/15/04                     500             504
      8.375%, 02/01/08                   1,444           1,321
   Adelphia Communications, Ser B (E)
      9.050%, 01/15/08                   1,900             888
   Allbritton Communications, Ser B
      9.750%, 11/30/07                     800             822
   Australis Media (B) (F)
     15.750%, 05/15/03                     400               4
   Charter Communications Holdings
     11.125%, 01/15/11                   2,750           2,901
     10.750%, 10/01/09                   2,500           2,631
     10.250%, 01/15/10                   1,750           1,789
   Charter Communications
     Holdings (A) (B)
     11.650%, 05/15/11                     900             522
   Charter Communications
     Holdings (B)
     11.710%, 01/15/11                   1,750           1,094
     10.720%, 04/01/11                   2,200           1,507
   Cie Gener de Geophysique
     10.625%, 11/15/07                   1,250           1,300
   Classic Cable
     10.500%, 03/01/10                   1,400             406
   Clear Channel Communications
      8.000%, 11/01/08                     500             519
   Coaxial Communication LLC
     10.000%, 08/15/06                   2,150           2,139
   Coaxial Communication LLC (B)
     12.960%, 08/15/08                   1,600           1,180
   Comcast
     10.500%, 06/15/06                     700             806
      9.625%, 03/15/02                     350             360
      8.875%, 04/01/07                     350             373
      8.250%, 02/15/08                     650             679
   CSC Holdings
      9.875%, 02/15/13                     650             693
   CSC Holdings (A)
      7.625%, 04/01/11                   1,500           1,431


--------------------------------------------------------------------------------
58

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   CSC Holdings, Ser B
      8.125%, 07/15/09                 $ 1,400         $ 1,389
      8.125%, 08/15/09                     750             744
   Cumulus Media
     10.375%, 07/01/08                   1,450           1,443
   Diamond Cable Communications
     PLC (B)
     13.250%, 09/30/04                     300             240
     11.750%, 12/15/05                   1,050             714
     22.860%, 02/15/07                   1,550             790
   Diamond Holdings PLC
      9.125%, 02/01/08                   1,000             630
   Echostar DBS
      9.375%, 02/01/09                   2,500           2,450
   Emmis Communications, Ser B
      8.125%, 03/15/09                   1,050             987
   Frontiervision Holdings (B)
     10.740%, 09/15/07                   1,000           1,025
   Frontiervision Holdings, Ser B (B)
     10.580%, 09/15/07                   1,050           1,071
   Gray Communications System
     10.625%, 10/01/06                     700             710
   Insight Communications (A) (B)
     13.170%, 02/15/11                   3,900           2,203
   James Cable Partnership LP, Ser B
     10.750%, 08/15/04                   1,650           1,353
   Key3media Group
     11.250%, 06/15/11                   3,000           2,940
   Lin Television
      8.375%, 03/01/08                   2,000           1,880
   Lin Television (A)
      8.000%, 01/15/08                   1,750           1,689
   Mediacom Capital LLC
      7.875%, 02/15/11                   1,947           1,713
   Mediacom LLC (A)
      9.500%, 01/15/13                   7,150           6,864
   Muzak Holdings LLC (B)
     16.670%, 03/15/10                     500             277
   Nextmedia Operating
     10.750%, 07/01/11                   2,000           1,970
   Northland Cable Television
     10.250%, 11/15/07                   1,200             840
   NTL, Ser B
     10.000%, 02/15/07                     400             260
   Olympus LP, Ser B
     10.625%, 11/15/06                   2,000           2,020
   Pegasus Communications, Ser B
     12.500%, 08/01/07                     500             495
      9.750%, 12/01/06                     500             440
      9.625%, 10/15/05                     550             487
   Pegasus Satellite
     12.375%, 08/01/06                     400             376

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Pegasus Satellite (B)
     17.190%, 03/01/07                 $ 1,000          $  580
   Price Communications Wireless,
     Ser B
      9.125%, 12/15/06                   1,600           1,656
   Radio One (A)
      8.875%, 07/01/11                   1,950           1,950
   Renaissance Media Group (B)
     11.190%, 04/15/08                   1,000             780
   Rogers Cablesystems
     10.000%, 12/01/07                     450             484
   Rogers Communications
      9.125%, 01/15/06                     800             800
      8.875%, 07/15/07                     650             645
   Salem Communications (A)
      9.000%, 07/01/11                     450             448
   Salem Communications, Ser B
      9.500%, 10/01/07                   2,030           2,071
   SBA Communications
     10.250%, 02/01/09                   1,850           1,693
   Sinclair Broadcast Group*
      8.750%, 12/15/07                   1,300           1,238
   Susquehanna Media
      8.500%, 05/15/09                   1,350           1,379
   Telewest Communication (B)
     16.430%, 04/15/09                   1,650             808
   Telewest Communications PLC
     11.250%, 11/01/08                     500             445
      9.875%, 02/01/10                     500             420
      9.625%, 10/01/06                     750             626
   Telewest Communications PLC (B)
     11.000%, 10/01/07                   2,050           1,727
   Tri-State Outdoor Media
     11.000%, 05/15/08                   1,450           1,087
   United Globalcom, Ser B (B)
     30.570%, 02/15/08                   1,800             603
   United Pan-Europe
     Communications, Ser B
     11.500%, 02/01/10                   1,000             375
     11.250%, 02/01/10                   1,000             375
   Young Broadcasting (A)
     10.000%, 03/01/11                   1,650           1,584
   Young Broadcasting, Ser B
      8.750%, 06/15/07                   1,400           1,305
                                                      --------
                                                        91,752
                                                      --------
BUILDING & CONSTRUCTION--2.9%
   AAF-McQuay
      8.875%, 02/15/03                   1,485           1,470
   Brand Scaffold Services
     10.250%, 02/15/08                   1,650           1,532
   Dayton Superior
     13.000%, 06/15/09                   1,500           1,500

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   DR Horton
      9.750%, 09/15/10                 $ 1,600         $ 1,632
      8.000%, 02/01/09                     900             868
   Encompass Services (A)
     10.500%, 05/01/09                   1,500           1,440
   Formica, Ser B
     10.875%, 03/01/09                   1,000             600
   International Utility Structures
     10.750%, 02/01/08                   1,400             840
   KB Home
      9.500%, 02/15/11                   1,500           1,507
   Lennar, Ser B
      9.950%, 05/01/10                     750             806
   Meritage (A)
      9.750%, 06/01/11                   1,300           1,293
   MMI Products, Ser B
     11.250%, 04/15/07                   1,000             930
   Nortek
      9.875%, 03/01/04                     750             761
   Nortek (A)
      9.875%, 06/15/11                   3,000           2,887
   Nortek, Ser B
      9.125%, 09/01/07                   1,000             980
   Oglebay Norton
     10.000%, 02/01/09                   1,000             955
   Ryland Group
      9.750%, 09/01/10                   1,000           1,052
   Standard Pacific
      9.500%, 09/15/10                   1,250           1,258
                                                      --------
                                                        22,311
                                                      --------
CHEMICALS--3.3%
   Avecia Group PLC
     11.000%, 07/01/09                   5,000           4,975
   Huntsman (A)
      9.500%, 07/01/07                   1,650             907
   Huntsman ICI Chemicals
     10.125%, 07/01/09                   5,675           5,590
   Huntsman ICI Chemicals (E)
     13.069%, 12/31/09                   2,100             635
   Huntsman Polymers
     11.750%, 12/01/04                     250             181
   LaRoche Industries, Ser B (C)*
      9.500%, 09/15/07                   2,000              40
   LLS
     11.625%, 08/01/09                   1,000             750
   Lyondell Chemical, Ser B
      9.875%, 05/01/07                   1,400           1,389
   Mississippi Chemical
      7.250%, 11/15/17                   1,000             470
   NL Industries
     11.750%, 10/15/03                     357             353

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Octel Developments
     10.000%, 05/01/06                  $  950          $  969
   Philipp Brothers Chemical
      9.875%, 06/01/08                   1,200             798
   Resolution Performance
     13.500%, 11/15/10                   2,650           2,875
   Scotts
      8.625%, 01/15/09                   2,000           2,020
   Sterling Chemicals
     11.750%, 08/15/06                   1,000             240
   Terra Industries, Ser B
     10.500%, 06/15/05                   1,700           1,385
   Texas Petrochemical, Ser B
     11.125%, 07/01/06                     900             801
   United Industries, Ser B
      9.875%, 04/01/09                   1,000             810
                                                      --------
                                                        25,188
                                                      --------
COMMERCIAL SERVICES--1.8%
   Coinstar (B)
     13.000%, 10/01/06                   1,450           1,435
   Iron Mountain
      9.125%, 07/15/07                     450             470
      8.625%, 04/01/13                   2,850           2,871
      8.250%, 07/01/11                     750             746
   La Petite Acadamy, Ser B
     10.000%, 05/15/08                   1,990           1,343
   Mail-Well, Ser B
      8.750%, 12/15/08                     500             430
   Travelcenters of America
     12.750%, 05/01/09                   2,500           2,572
   Trico Marine Service, Ser G
      8.500%, 08/01/05                   2,055           2,034
   URS, Ser B
     12.250%, 05/01/09                     900             920
   Worldwide Flight Service, Ser B
     12.250%, 08/15/07                     800             640
                                                      --------
                                                        13,461
                                                      --------
COMPUTERS & SERVICES--0.8%
   Covad Communications Group
     12.500%, 02/15/09                     800             128
   Diva Systems, Ser B (B)
     52.370%, 03/01/08                   3,757             526
   Equinix
     13.000%, 12/01/07                     800             496
   Exodus Communications
     11.250%, 07/01/08                   1,200             414
   Psinet (C)*
     11.000%, 08/01/09                     571              34
   Psinet, Ser B (C)*
     10.000%, 02/15/05                     950              57

--------------------------------------------------------------------------------
60

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Rhythms Netconnections
     12.750%, 04/15/09                 $ 1,300          $  104
   Rhythms Netconnections, Ser B (B)
     81.690%, 05/15/08                   1,700              51
   Unisys
      8.125%, 06/01/06                   4,000           3,890
      7.875%, 04/01/08                     700             674
                                                      --------
                                                         6,374
                                                      --------
CONTAINERS & PACKAGING--2.2%
   Amtrol
     10.625%, 12/31/06                     400             328
   Berry Plastics, Ser B
     11.000%, 07/15/07                   1,300           1,222
   BWAY, Ser B
     10.250%, 04/15/07                     800             720
   Consolidated Container Capital
     10.125%, 07/15/09                   1,000           1,007
   Consumers Packaging (C)*
      9.750%, 02/01/07                     750               8
   Container Corporation of America
      9.750%, 04/01/03                     350             359
   Fonda Group, Ser B
      9.500%, 03/01/07                     900             756
   Four M, Ser B
     12.000%, 06/01/06                   1,600           1,568
   Graham Packaging, Ser B
      8.750%, 01/15/08                     400             320
   Norampac
      9.500%, 02/01/08                   1,875           1,959
   Owens-Illinois
      8.100%, 05/15/07                   1,050             787
   Packaged Ice, Ser B
      9.750%, 02/01/05                   1,200             918
   Pliant
     13.000%, 06/01/10                   1,300             994
   Portola Packaging
     10.750%, 10/01/05                     200             177
   Riverwood International
     10.875%, 04/01/08                   1,000             960
   Sealed Air (A)
      8.750%, 07/01/08                   1,000             974
   SF Holdings Group, Ser B (B)
     24.380%, 03/15/08                   1,000             450
   Stone Container (A)
     11.500%, 08/15/06                     400             420
      9.750%, 02/01/11                   2,775           2,830
                                                      --------
                                                        16,757
                                                      --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS--1.7%
   Amscan Holdings
      9.875%, 12/15/07                  $  650          $  574
   Buhrmann US
     12.250%, 11/01/09                   4,000           3,940
   Elgar Holdings
      9.875%, 02/01/08                   1,000             630
   Jordan Industries, Ser B
     10.375%, 08/01/07                   1,200           1,044
   Jordan Industries, Ser D
     10.375%, 08/01/07                     925             805
   Kansas City Southern
      9.500%, 10/01/08                     750             793
   Knology Holdings (B)
     28.710%, 10/15/07                   5,100           1,657
   Maxxam Group Holdings, Ser B
     12.000%, 08/01/03                     600             510
   SCG Holding
     12.000%, 08/01/09                   1,455             873
   Werner Holdings, Ser A
     10.000%, 11/15/07                   1,950           1,872
   Western Federal Notes (G)
     15.500%, 09/30/99                     500             100
                                                      --------
                                                        12,798
                                                      --------
ELECTRICAL SERVICES--2.8%
   AES
      9.375%, 09/15/10                   2,400           2,424
      8.875%, 02/15/11                     750             733
      8.750%, 06/15/08                     800             786
      8.500%, 11/01/07                   1,000             945
      8.000%, 12/31/08                     500             470
   Ampex, Ser B
     12.000%, 03/15/03                   1,000             300
   BRL Universal Equipment (A)
      8.875%, 02/15/08                   1,000           1,020
   CMS Energy
      7.500%, 01/15/09                   1,800           1,665
   CMS Energy, Ser B
      6.750%, 01/15/04                   1,000             972
   Cogentrix Energy, Ser B
      8.750%, 10/15/08                   1,250           1,294
   Communications Instrument, Ser B
     10.000%, 09/15/04                     500             429
   Condor Systems, Ser B
     11.875%, 05/01/09                   1,700             850
   Flextronics International
      9.875%, 07/01/10                   1,750           1,741
   Integrated Electrical Services, Ser B
      9.375%, 02/01/09                   2,500           2,450
   Niagra Mohawk Power, Ser G
      7.750%, 10/01/08                     800             815


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   PSE&G Energy Holdings (A)
      8.625%, 02/15/08                 $ 2,000         $ 2,017
   TNP Enterprises, Ser B
     10.250%, 04/01/10                   1,350           1,473
   Viasystems
      9.750%, 06/01/07                     600             294
   Wesco Distribution, Ser B*
      9.125%, 06/01/08                     750             713
                                                      --------
                                                        21,391
                                                      --------
ENTERTAINMENT--5.1%
   Alliance Atlantis Communications
     13.000%, 12/15/09                   2,000           2,100
   Alliance Gaming, Ser B
     10.000%, 08/01/07                   1,250           1,237
   AMC Entertainment
      9.500%, 02/01/11                   1,000             900
      9.500%, 03/15/09                   1,000             910
   AMF Bowling Worldwide,
     Ser B (B) (C)*
     12.250%, 03/15/06                     306              11
   AMF Bowling Worldwide, Ser B (C)*
     10.875%, 03/15/06                     700              24
   Anchor Gaming
      9.875%, 10/15/08                   1,350           1,434
   Argosy Gaming
     10.750%, 06/01/09                   1,975           2,123
   Argosy Gaming (A)
     10.750%, 06/01/09                     205             220
   Autotote, Ser B
     12.500%, 08/15/10                   1,550           1,542
   Booth Creek Ski Holdings, Ser B
     12.500%, 03/15/07                   1,600           1,352
   Cinemark USA, Ser B
      9.625%, 08/01/08                     300             264
      8.500%, 08/01/08                     500             410
   Cinemark USA, Ser D
      9.625%, 08/01/08                     500             435
   Hard Rock Hotel, Ser B
      9.250%, 04/01/05                   2,500           2,287
   Imax
      7.875%, 12/01/05                   1,750             919
   Isle of Capri Casinos
      8.750%, 04/15/09                   1,600           1,462
   KSL Recreation Group, Ser B
     10.250%, 05/01/07                   1,100           1,111
   Loews Cineplex Entertainment (C)*
      8.875%, 08/01/08                   1,000              90
   Mohegan Tribal Gaming
      8.750%, 01/01/09                   2,000           2,055
   Muzak LLC
      9.875%, 03/15/09                   1,000             905

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Penn National Gaming (A)
     11.125%, 03/01/08                 $ 5,800         $ 6,032
   Pinnacle Entertainment, Ser B
      9.500%, 08/01/07                   4,025           3,703
      9.250%, 02/15/07                   1,000             920
   Regal Cinemas (C)*
      9.500%, 06/01/08                     900             154
      8.875%, 12/15/10                     450              77
   Six Flags
      9.750%, 06/15/07                     500             502
      9.250%, 04/01/06                     500             497
   Town Sports International, Ser B
      9.750%, 10/15/04                   1,750           1,767
   Vail Resorts
      8.750%, 05/15/09                   1,100           1,067
   Waterford Gaming LLC (A)
      9.500%, 03/15/10                   1,275           1,251
   Yanknets LLC (A)
     12.750%, 03/01/07                   1,000           1,017
                                                      --------
                                                        38,778
                                                      --------
ENVIRONMENTAL SERVICES--1.0%
   Allied Waste (A)
      8.875%, 04/01/08                     975           1,001
   Allied Waste North America, Ser B
     10.000%, 08/01/09                   5,000           5,137
      7.875%, 01/01/09                   1,800           1,759
   Waste Systems International (A) (C)*
      7.000%, 05/13/05                     800               8
   Waste Systems International, Ser B (C)*
     11.500%, 01/15/06                     550              89
                                                      --------
                                                         7,994
                                                      --------
FINANCIAL SERVICES--1.3%
   Alamosa Deleware (A)
     12.500%, 02/01/11                   5,800           5,220
   Labrache
     12.000%, 03/02/07                   1,775           1,979
   Madison River Financial
     13.250%, 03/01/10                     350             168
   Sovereign Bancorp
     10.500%, 11/15/06                   1,500           1,631
   Telewest Finance
      6.000%, 07/07/05                     800             570
                                                      --------
                                                         9,568
                                                      --------
FOOD, BEVERAGE & TOBACCO--3.3%
   Agrilink Foods
     11.875%, 11/01/08                   2,000           1,840
   Archibald Candy
     10.250%, 07/01/04                   1,300             825
   Aurora Foods, Ser B
      9.875%, 02/15/07                   1,050             929
      8.750%, 07/01/08                     850             722

--------------------------------------------------------------------------------
62

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   B&G Foods
      9.625%, 08/01/07                 $ 1,600         $ 1,352
   Carrols
      9.500%, 12/01/08                   1,000             875
   Eagle Family Foods, Ser B
      8.750%, 01/15/08                   1,600             960
   Fleming (A)
     10.125%, 04/01/08                   3,750           3,844
   Fleming, Ser B
     10.500%, 12/01/04                   1,170           1,193
   Keebler
     10.750%, 07/01/06                   1,000           1,034
   Luigino's
     10.000%, 02/01/06                   1,200           1,032
   Mrs. Fields Holdings (B)
     27.810%, 12/01/05                     800             400
   Mrs. Fields Original, Ser B
     10.125%, 12/01/04                   1,010             899
   National Wine & Spirits
     10.125%, 01/15/09                   1,700           1,721
   New World Pasta
      9.250%, 02/15/09                   1,000             630
   Pantry
     10.250%, 10/15/07                   1,400           1,358
   Premier International Food
     12.000%, 09/01/09                   1,800           1,845
   Pueblo Xtra International
      9.500%, 08/01/03                     473              85
   Stater Brother Holdings
     10.750%, 08/15/06                   1,700           1,606
   Vlasic Foods International, Ser B (C)*
     10.250%, 07/01/09                   1,250             347
   Winn-Dixie Stores
      8.875%, 04/01/08                   2,000           2,025
                                                      --------
                                                        25,522
                                                      --------
FORESTRY--0.3%
   Tembec Industries
      8.625%, 06/30/09                     920             938
   Tembec Industries (A)
      8.500%, 02/01/11                   1,100           1,122
                                                      --------
                                                         2,060
                                                      --------
GAS/NATURAL GAS--0.5%
   El Paso Energy (A)
      8.500%, 06/01/11                   1,400           1,400
   Western Gas Resources
     10.000%, 06/15/09                   2,100           2,247
                                                      --------
                                                         3,647
                                                      --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
HOTELS & LODGING--6.1%
   Ameristar Casinos (A)
     10.750%, 02/15/09                 $ 2,100         $ 2,194
   Aztar
      8.875%, 05/15/07                   2,000           2,010
   Boca Resorts
      9.875%, 04/15/09                     900             918
   Boyd Gaming
      9.500%, 07/15/07                   2,050           1,994
   Coast Hotels & Casinos
      9.500%, 04/01/09                   1,900           1,943
   El Dorado Resorts
     10.500%, 08/15/06                   1,000           1,030
   Felcor Lodging LP (A)
      8.500%, 06/01/11                   4,650           4,441
   Fitzgeralds Gaming, Ser B (C)*
     12.250%, 12/15/04                   1,763           1,062
   Harrahs Operating
      7.875%, 12/15/05                   1,000           1,016
   Harvey Casinos Resorts
     10.625%, 06/01/06                   1,650           1,741
   HMH Properties, Ser B
      7.875%, 08/01/08                   1,750           1,680
   Hollywood Casino
     11.250%, 05/01/07                   2,900           3,059
   Hollywood Casino (A)
     13.000%, 08/01/06                   1,600           1,632
   Hollywood Casino Shreveport
     13.000%, 08/01/06                     800             840
   Horseshoe Gaming Holdings, Ser B
      8.625%, 05/15/09                   1,000           1,000
   Horseshoe Gaming LLC, Ser B
      9.375%, 06/15/07                   1,100           1,161
   Jazz Casino LLC (I)
      6.540%, 03/31/08                     137             115
   John Q. Hammons Hotels
      8.875%, 02/15/04                     500             493
   Majestic Star Casino, Ser B
     10.875%, 07/01/06                   1,200           1,080
   Mandalay Resort Group
      9.500%, 08/01/08                   1,000           1,046
      9.250%, 12/01/05                   1,600           1,628
   Mandalay Resort Group, Ser B
     10.250%, 08/01/07                   1,600           1,676
   MGM Mirage
      9.750%, 06/01/07                   2,000           2,135
   Park Place Entertainment
      9.375%, 02/15/07                     850             894
      7.875%, 12/15/05                   1,000           1,003
   Park Place Entertainment (A)
      8.125%, 05/15/11                     900             884


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Peninsula Gaming, Ser B
     12.250%, 07/01/06                 $ 1,000          $  983
   Prime Hospitality
      9.250%, 01/15/06                     600             606
   Prime Hospitality, Ser B
      9.750%, 04/01/07                     450             459
   Riviera Black Hawk
     13.000%, 05/01/05                     700             700
   Station Casino
      9.875%, 07/01/10                     850             881
   Station Casinos
      9.750%, 04/15/07                   1,071           1,097
   Sun International Hotels
      9.000%, 03/15/07                   1,950           1,970
      8.625%, 12/15/07                     500             500
   Windsor Woodmount Black Hawk, Ser B
     13.000%, 03/15/05                   1,000             931
                                                      --------
                                                        46,802
                                                      --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES--1.5%
   Congoleum
      8.625%, 08/01/08                   1,000             603
   Holmes Products, Ser D
      9.875%, 11/15/07                     500             180
   Home Products International
      9.625%, 05/15/08                     800             440
   Sealy Mattress (A)
      9.875%, 12/15/07                   3,250           3,209
   Sealy Mattress, Ser B
      9.875%, 12/15/07                   1,000             988
   Sealy Mattress, Ser B (B)
     11.490%, 12/15/07                     500             414
   Simmons, Ser B
     10.250%, 03/15/09                   6,055           5,873
                                                      --------
                                                        11,707
                                                      --------
INSURANCE--0.3%
   Conseco
     10.750%, 06/15/08                     825             809
   Willis Corroon
      9.000%, 02/01/09                   1,500           1,526
                                                      --------
                                                         2,335
                                                      --------
LEASING & RENTING--0.2%
   Anthony Crane Rental LP, Ser B
     10.375%, 08/01/08                   1,025             523
   Universal Compression (B)
      8.630%, 02/15/08                   1,400           1,274
                                                      --------
                                                         1,797
                                                      --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
MACHINERY--2.3%
   Agco (A)
      9.500%, 05/01/08                  $  400         $   386
   APCOA
      9.250%, 03/15/08                     700             420
   Argo-Technologies
      8.625%, 10/01/07                   4,000           3,580
   BE Aerospace (A)
      8.875%, 05/01/11                   1,000             990
   BGF Industries, Ser B
     10.250%, 01/15/09                   1,000             890
   Briggs and Stratton (A)
      8.875%, 03/15/11                   1,000           1,010
   Eagle Geophysical (C)*
      1.152%, 07/15/08                   1,000              80
   Fisher Scientific International
      9.000%, 02/01/08                   1,000             985
   Grove Worldwide (C)*
      9.250%, 05/01/08                   1,000              20
   GSI Group
     10.250%, 11/01/07                   1,250             963
   Jackson Products, Ser B
      9.500%, 04/15/05                   1,800           1,584
   Moog, Ser B
     10.000%, 05/01/06                     500             505
   Motors & Gears, Ser D
     10.750%, 11/15/06                   1,840           1,835
   Numatics, Ser B
      9.625%, 04/01/08                     800             504
   Salton (A)
     12.250%, 04/15/08                   1,500           1,530
   Sequa
      9.000%, 08/01/09                   1,800           1,791
   Simonds Industries
     10.250%, 07/01/08                     700             455
                                                      --------
                                                        17,528
                                                      --------
MARINE TRANSPORTATION--0.2%
   First Wave Marine (C)*
     11.000%, 02/01/08                   1,000              61
   Gulfmark Offshore
      8.750%, 06/01/08                   1,000             995
   Ultapetrol
     10.500%, 04/01/08                     800             696
                                                      --------
                                                         1,752
                                                      --------
MEDICAL PRODUCTS & SERVICES--5.1%
   Alaris Medical (B)
     25.900%, 08/01/08                   1,000             355
   Alliance Imaging (A)
     10.375%, 04/15/11                   4,000           4,100


--------------------------------------------------------------------------------
64

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Beverly Enterprises
      9.000%, 02/15/06                  $  700          $  707
   Beverly Enterprises (A)
      9.625%, 04/15/09                   2,800           2,870
   Concentra Operating
     13.000%, 08/15/09                   2,900           3,110
   Davita (A)
      9.250%, 04/15/11                     600             612
   Extendicare Health Services
      9.350%, 12/15/07                   2,000           1,750
   Fountain View, Ser B (C)*
     11.250%, 04/15/08                     647             324
   Fresenius Medical Capital Trust IV (A)
      7.875%, 06/15/11                   2,000           1,950
   HCA-Health Care
      8.750%, 09/01/10                   1,250           1,327
      7.875%, 02/01/11                   1,700           1,715
   Healthsouth
     10.750%, 10/01/08                   1,600           1,728
   Iasis Healthcare
     13.000%, 10/15/09                   1,350           1,431
   Insight Health Services, Ser B
      9.625%, 06/15/08                   1,800           1,791
   Leiner Health Products
      9.625%, 07/10/07                     500              39
   Lifepoint Hospitals Holdings, Ser B
     10.750%, 05/15/09                   3,300           3,597
   Magellan Health Services
      9.000%, 02/15/08                   1,500           1,414
   Magellan Health Services (A)
      9.375%, 11/15/07                   2,100           2,134
   Omnicare (A)
      8.125%, 03/15/11                     375             379
   Paracelsus Healthcare (C)*
     10.000%, 08/15/06                     500             165
   Select Medical (A)
      9.500%, 06/15/09                   1,000             970
   Tenet Healthcare
      8.625%, 01/15/07                     500             519
   Tenet Healthcare, Ser B
      9.250%, 09/01/10                     700             789
   Triad Hospitals (A)
      8.750%, 05/01/09                   3,000           3,053
   Triad Hospitals Holdings
     11.000%, 05/15/09                   2,100           2,263
   Universal Health Services
      8.750%, 08/15/05                     250             253
                                                      --------
                                                        39,345
                                                      --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
METALS & METAL FABRICATE/HARDWARE--0.6%
   AEI Resources (A) (C)*
     11.500%, 12/15/06                  $  500          $  174
   California Steel Industry, Ser B
      8.500%, 04/01/09                     500             440
   Commonwealth Industries
     10.750%, 10/01/06                     500             455
   Golden Northwest Aluminum
     12.000%, 12/15/06                     700             315
   Haynes International
     11.625%, 09/01/04                     850             455
   Kaiser Aluminum & Chemical, Ser B
     10.875%, 10/15/06                     700             669
   Metallurg, Ser B
     11.000%, 12/01/07                     900             819
   Neenah, Ser B
     11.125%, 05/01/07                     500             269
   Oxford Automotive, Ser D
     10.125%, 06/15/07                   1,850           1,129
   Renco Metals (C)*
     11.500%, 07/01/03                     500              60
   Wheeling-Pittsburgh (C)*
      9.250%, 11/15/07                     900              26
                                                      --------
                                                         4,811
                                                      --------
MISCELLANEOUS MANUFACTURING--1.1%
   ADV Accessory, Ser B
      9.750%, 10/01/07                   1,000             680
   Advanced Glassfiber
      9.875%, 01/15/09                   1,250           1,063
   Burke Industries
     10.000%, 08/15/07                     600              30
   Cambridge Industries, Ser B (C)*
     10.250%, 07/15/07                     500              65
   Day International Group, Ser B
     11.125%, 06/01/05                   1,550           1,573
   Diamond Brands Operating (C)*
     10.125%, 04/15/08                   1,050             147
   Doskocil Manufacturing (C)*
     10.125%, 09/15/07                     500              61
   Jostens
     12.750%, 05/01/10                   1,500           1,523
   Omega Cabinets
     10.500%, 06/15/07                   1,000           1,030
   Polymer Group, Ser B
      9.000%, 07/01/07                     600             222
   Wabtec
      9.375%, 06/15/05                   1,200           1,212
   William Carter, Ser A
     10.375%, 12/01/06                   1,000           1,030
                                                      --------
                                                         8,636
                                                      --------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS--0.7%
   American Tissue, Ser B
     12.500%, 07/15/06                 $ 1,400         $ 1,288
   Applied Extrusion Technologies (A)
     10.750%, 07/01/11                   2,000           2,020
   Buckeye Technologies
      9.250%, 09/15/08                     500             508
   Doman Industries
     12.000%, 07/01/04                   1,250           1,281
   Fibermark
      9.375%, 10/15/06                     500             460
                                                      --------
                                                         5,557
                                                      --------
PETROLEUM & FUEL PRODUCTS--8.8%
   Abraxas Petroleum, Ser A
     11.500%, 11/01/04                   2,200           2,046
   Baytex Energy (A)
     10.500%, 02/15/11                   3,750           3,825
   Belco Oil & Gas, Ser B
      8.875%, 09/15/07                   2,500           2,550
   Bellwether Exploration
     10.875%, 04/01/07                   1,850           1,818
   Calpine
      8.500%, 02/15/11                   4,000           3,856
      7.750%, 04/15/09                   2,500           2,369
   Canadian Forest Oil
      8.750%, 09/15/07                   2,000           2,025
   Chesapeake Energy (A)
      8.125%, 04/01/11                   3,450           3,226
   Clark R&M
      8.875%, 11/15/07                     500             380
   Comstock Resources
     11.250%, 05/01/07                   1,400           1,481
   Continental Resources
     10.250%, 08/01/08                   1,175           1,022
   Contour Energy
     14.000%, 04/15/03                   2,006           2,081
   Crown Central Petroleum
     10.875%, 02/01/05                   1,200             936
   Denbury Management
      9.000%, 03/01/08                   5,000           4,850
   Frontier Oil
     11.750%, 11/15/09                     708             758
   Frontier Oil, Ser A
      9.125%, 02/15/06                     800             796
   Gulf Canada Resources
      9.625%, 07/01/05                     500             516
      8.375%, 11/15/05                     500             541
   HS Resources
      9.250%, 11/15/06                     600             629
   HS Resources, Ser B
      9.250%, 11/15/06                     600             629

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Key Energy Services, Ser B
     14.000%, 01/15/09                 $ 1,071         $ 1,241
   Magnum Hunter Re
     10.000%, 06/01/07                   2,000           2,040
   Mission Resources (A)
     10.875%, 04/01/07                   1,250           1,228
   Nuevo Energy, Ser B
      9.500%, 06/01/08                   1,418           1,425
      9.375%, 10/01/10                     850             854
   Ocean Energy, Ser B
      8.875%, 07/15/07                   1,200           1,251
   Parker Drilling, Ser D
      9.750%, 11/15/06                   3,450           3,519
   Pioneer Natural Resource
      9.625%, 04/01/10                   1,000           1,096
   Plains Resources, Ser B
     10.250%, 03/15/06                     675             689
   Plains Resources, Ser D
     10.250%, 03/15/06                     300             306
   Plains Resources, Ser F
     10.250%, 03/15/06                     775             791
   Pogo Producing, Ser B
      8.750%, 05/15/07                   1,200           1,212
   Pride International
     10.000%, 06/01/09                     500             550
      9.375%, 05/01/07                   1,000           1,050
   R&B Falcon, Ser B
      6.950%, 04/15/08                   1,000           1,004
   Sesi, LLC (A)
      8.875%, 05/15/11                   2,000           2,005
   Southwest Royalties, Ser B
     10.500%, 10/15/04                   2,000           1,735
   Swift Energy
     10.250%, 08/01/09                   4,250           4,548
   Triton Energy
      8.875%, 10/01/07                   1,200           1,230
   Vintage Petroleum (A)
      7.875%, 05/15/11                   1,300           1,261
   Wiser Oil
      9.500%, 05/15/07                   2,000           1,760
                                                      --------
                                                        67,129
                                                      --------
PHARMACEUTICALS--0.5%
   ICN Pharmaceuticals (A)
      8.750%, 11/15/08                   1,270           1,304
   ICN Pharmaceuticals, Ser B
      9.250%, 08/15/05                   1,150           1,184
   NBTY, Ser B
      8.625%, 09/15/07                   1,000             942
                                                      --------
                                                         3,430
                                                      --------

--------------------------------------------------------------------------------
66

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING--2.3%
   American Greetings (A)
     11.750%, 07/15/08                 $ 1,000          $  970
   American Lawyer Media
     Holdings, Ser B (B)
     16.420%, 12/15/08                   1,200             768
   American Lawyer Media, Ser B
      9.750%, 12/15/07                   1,000             930
   American Media Operation
     10.250%, 05/01/09                     900             920
   Canwest Media (A)
     10.625%, 05/15/11                   4,200           4,263
   Garden State Newspapers
      8.625%, 07/01/11                   1,100           1,045
   Hollinger International Publishing
      9.250%, 03/15/07                   1,000           1,005
   Liberty Group Operating
      9.375%, 02/01/08                     650             455
   Liberty Group Publishings (B)
     39.800%, 02/01/09                     500             295
   MDC Communications
     10.500%, 12/01/06                   1,000             920
   Official Information, Ser B
     10.375%, 11/01/07                     500             481
   Phoenix Color
     10.375%, 02/01/09                     750             608
   Primedia (A)
      8.875%, 05/15/11                   2,150           1,989
   Printpack, Ser B
     10.625%, 08/15/06                     800             812
   Quebecor World
      7.750%, 02/15/09                   1,500           1,468
   Regional Independent Media Group
     10.500%, 07/01/08                   1,000           1,000
                                                      --------
                                                        17,929
                                                      --------
REAL ESTATE--1.5%
   Blum (A)
     11.250%, 06/15/11                   3,500           3,439
   Choctaw Resort Development (A)
      9.250%, 04/01/09                   2,000           2,040
   Host Marriott, Ser E REIT
      8.375%, 02/15/06                     500             489
   Intrawest
      9.750%, 08/15/08                   1,250           1,250
   LNR Property
     10.500%, 01/15/09                   2,250           2,250
   Meristar Hospitality REIT
      8.750%, 08/15/07                   1,000             996
   Meristar Hospitality REIT (A)
      9.000%, 01/15/08                   1,000           1,008
                                                      --------
                                                        11,472
                                                      --------

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
RETAIL--3.7%
   AFC Enterprises
     10.250%, 05/15/07                 $ 2,980         $ 3,099
   American Restaurant Group, Ser B
     11.500%, 02/15/03                   1,829           1,738
   Ameriking
     10.750%, 12/01/06                     600              90
   CKE Restaurant
      9.125%, 05/01/09                   1,250             869
   Duane Reade
      9.250%, 02/15/08                   4,050           4,020
   Friendly Ice Cream
     10.500%, 12/01/07                     700             392
   HMV Media Group, Ser B
     10.250%, 05/15/08                     800             460
   Kmart
      7.750%, 10/01/12                     850             713
   Kmart (A)
      9.875%, 06/15/08                   1,350           1,313
   Kmart, Ser 95K3
      8.540%, 01/02/15                     727             663
   Leslie's Poolmart
     10.375%, 07/15/04                   1,600           1,328
   Ne Restaurant
     10.750%, 07/15/08                     850             595
   Nebraska Book
      8.750%, 02/15/08                   1,000             905
   Perkins Family Restaurant, Ser B
     10.125%, 12/15/07                   1,000             950
   Port Royal Holdings
     10.250%, 10/01/07                   1,000             543
   RH Donnelly
      9.125%, 06/01/08                     800             812
   Rite Aid
      7.125%, 01/15/07                   3,000           2,505
   Romacorp
     12.000%, 07/01/06                     950             476
   Saks
      8.250%, 11/15/08                   2,750           2,503
   Sbarro
     11.000%, 09/15/09                   1,600           1,650
   Tricon Global Restaurant
      8.875%, 04/15/11                   2,750           2,819
                                                      --------
                                                        28,443
                                                      --------
SEMI-CONDUCTORS/INSTRUMENTS--1.1%
   Amkor Technologies
     10.500%, 05/01/09                   4,000           3,810
   Amphenol
      9.875%, 05/15/07                     450             484


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Fairchild Semiconductor
     10.500%, 02/01/09                 $ 1,400         $ 1,365
     10.375%, 10/01/07                   2,750           2,668
                                                      --------
                                                         8,327
                                                      --------
SPECIAL PURPOSE ACQUISITION--0.7%
   Advance Holding, Ser B (B)
     14.030%, 04/15/09                   5,000           3,550
   AP Holdings (B)
     68.440%, 03/15/08                   1,700             121
   DTI Holdings, Ser B (B)
     51.240%, 03/01/08                     750             113
   P&L Coal Holdings, Ser B
      9.625%, 05/15/08                   1,612           1,701
      8.875%, 05/15/08                     184             192
                                                      --------
                                                         5,677
                                                      --------
SPECIAL PURPOSE ENTITY--0.2%
   Airplanes Pass Through Trust, Ser D
     10.875%, 03/15/19                     988             534
   Caithness Coso Fund, Ser B
      9.050%, 12/15/09                   1,000             980
   Russell-Stanley Holdings (C)*
     10.875%, 02/15/09                     750             113
                                                      --------
                                                         1,627
                                                      --------
STEEL & STEEL WORKS--0.9%
   AK Steel
      9.125%, 12/15/06                   1,000           1,025
   Intrawest (A)
     10.500%, 02/01/10                   4,450           4,628
   National Steel, Ser D
      9.875%, 03/01/09                     500             175
   WCI Steel, Ser B
     10.000%, 12/01/04                   1,050             714
   WHX
     10.500%, 04/15/05                     750             330
                                                      --------
                                                         6,872
                                                      --------
TELEPHONES & TELECOMMUNICATIONS--13.2%
   360Networks (C)*
     12.500%, 12/15/05                     750               9
     12.000%, 08/01/09                     500               6
   Adelphia Business Solutions, Ser B
     12.250%, 09/01/04                     500             413
   Adelphia Business Solutions, Ser B (B)
     13.000%, 04/15/03                   2,000           1,460
   Advance PCS
      8.500%, 04/01/08                   1,300           1,326
   Airgate PCS (B)
     14.860%, 10/01/09                   4,950           2,871
   Alamosa PCS Holdings (B)
     17.430%, 02/15/10                   2,200           1,012
   Allegiance Telecom, Ser B (B)
     19.180%, 02/15/08                   1,350             770

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   American Cellular (A)
      9.500%, 10/15/09                 $ 1,750         $ 1,645
   American Tower (A)
      9.375%, 02/01/09                   1,000             933
   AT&T Canada
     12.000%, 08/15/07                     500             551
   AT&T Canada (B)
      9.430%, 06/15/08                   2,000           1,690
   Call-Net Enterprises
      9.375%, 05/15/09                   1,050             336
   Call-Net Enterprises (B)
     36.430%, 08/15/07                   1,000             230
     34.540%, 08/15/08                     600             111
   Carrier One International, Ser B
     13.250%, 02/15/09                   1,000             400
   Centennial Cellular
     10.750%, 12/15/08                   1,150           1,064
   Colt Telecommunications Group (B)
      2.260%, 12/15/06                     600           1,053
   Completel Europe, Ser B (B)
     28.250%, 02/15/09                   1,800             558
   Covad Communications Group, Ser B
     12.000%, 02/15/10                   2,950             384
   Crown Castle International (A)
     10.750%, 08/01/11                   1,500           1,451
      9.375%, 08/01/11                   3,200           2,888
   Dobson Communications
     10.875%, 07/01/10                   2,800           2,800
   Dobson/Sygnet Communications
     12.250%, 12/15/08                   1,000           1,010
   Dolphin Telecommunications (B)
     84.590%, 05/15/09                   1,250              25
   E.spire Communications (B) (C)*
     59.860%, 04/01/06                     500              95
     46.530%, 07/01/08                     500              95
     13.000%, 11/01/05                   1,800             362
   E.spire Communications (C)*
     13.750%, 07/15/07                     500             100
   Echostar Broadband
     10.375%, 10/01/07                   5,000           5,000
   Fairpoint Communications
     12.500%, 05/01/10                   1,100             935
   Flag
      8.250%, 01/30/08                     750             608
   Focal Communications, Ser B (B)
     38.030%, 02/15/08                   1,600             336
   GCI
      9.750%, 08/01/07                   1,400           1,379
   Global Crossing Holdings
      9.625%, 05/15/08                   1,960           1,548
   Global Telesystems Group (C)*
      9.875%, 02/15/05                   1,250             163


--------------------------------------------------------------------------------
68

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   GT Group Telecomunications (B)
     23.450%, 02/01/10                 $ 2,150          $  677
   Hermes Europe Railtel BV (C)*
     11.500%, 08/15/07                     750             120
     10.375%, 01/15/09                     900             144
   Horizon PCS (B)
     17.820%, 10/01/10                   3,500           1,365
   ICG Holdings (C)*
     13.500%, 09/15/05                   1,000             145
     12.500%, 05/01/06                     400              58
   ICG Services (C)*
     10.000%, 02/15/08                   1,000             130
   Insight Midwest
      9.750%, 10/01/09                   2,250           2,329
   Intermedia Communications (B)
     11.960%, 05/15/06                     900             900
   Intermedia Communications, Ser B
      8.600%, 06/01/08                     900             882
   Intermedia Communications, Ser B (B)
     12.650%, 07/15/07                     850             748
   International Wire Group
     11.750%, 06/01/05                     500             504
   IPCS (B)
     17.800%, 07/15/10                   2,500           1,013
   ITC Deltacom
     11.000%, 06/01/07                     422             279
      9.750%, 11/15/08                     250             173
      8.875%, 03/01/08                     555             333
   Iwo Holdings
     14.000%, 01/15/11                   4,300           3,741
   KPN Qwest BV
      8.125%, 06/01/09                   1,450             827
   L-3 Communications, Ser B (A)
      8.000%, 08/01/08                     750             743
   Level 3 Communications
      9.125%, 05/01/08                   1,900             789
   Level 3 Communications (B)
     29.980%, 12/01/08                     500             128
   Loral Space & Communications
     11.250%, 01/15/07                     800             360
   Mannesmann
      9.000%, 06/01/09                   1,350           1,407
   McLeod USA
     11.500%, 05/01/09                   1,000             610
     11.375%, 01/01/09                     600             378
      9.250%, 07/15/07                   1,350             783
      8.375%, 03/15/08                     500             270
   McLeod USA (B)
     12.750%, 03/01/07                   2,150           1,140
   Metromedia Fiber Network
     10.000%, 12/15/09                     900             342
   Metromedia Fiber Network, Ser B
     10.000%, 11/15/08                   1,200             456

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Metromedia International
     Group, Ser B (B)
      9.000%, 09/30/07                 $ 1,660          $  830
   Microcell Telecommunications,
     Ser B (B)
     20.040%, 06/01/06                   1,600           1,184
   Motient, Ser B
     12.250%, 04/01/08                     800             168
   Nextel Communications (A)
      9.500%, 02/01/11                   1,750           1,372
   Nextel Communications (B)
     15.100%, 02/15/08                   1,600           1,000
     13.510%, 09/15/07                   1,394             985
   Nextel International
     12.750%, 08/01/10                   1,800             522
   Nextel Partners
     11.000%, 03/15/10                   1,000             788
   Nextel Partners (B)
     15.470%, 02/01/09                   1,501             856
   NTL (B)
     11.200%, 11/15/07                     750             510
   NTL Communications, Ser B
     11.500%, 10/01/08                     600             396
   NTL, Ser A (B)
     12.750%, 04/15/05                     400             288
   NTL, Ser B (B)
     14.910%, 02/01/06                   1,200             810
   Orange PLC
      8.000%, 08/01/08                     650             648
   Orbital Imaging, Ser B (C)*
     11.625%, 03/01/05                     950              86
   Pac-West Telecommunications
     13.500%, 02/01/09                   1,900             855
   Pagemart Nationwide (B)
     15.000%, 02/01/05                     750              75
   Powertel
     11.125%, 06/01/07                     500             543
   Powertel (B)
     12.000%, 02/01/06                     500             531
   Price Communication Wireless
     11.750%, 07/15/07                     250             268
   Primus Telecommunications Group
     11.750%, 08/01/04                     350              81
     11.250%, 01/15/09                   1,500             345
   PTC International Finance (B)
     13.200%, 07/01/07                   1,000             800
   PTC International Finance II
     11.250%, 12/01/09                   1,000             980
   RCN
     10.125%, 01/15/10                   1,300             533
     10.000%, 10/15/07                     600             252
   RCN (B)
     33.310%, 10/15/07                     750             225


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   RCN , Ser B (B)
     34.930%, 02/15/08                 $ 1,300          $  364
   Rogers Cantel
      9.375%, 06/01/08                     900             884
   Rural Cellular, Ser B
      9.625%, 05/15/08                   2,850           2,765
   Sprint Spectrum
     11.000%, 08/15/06                   1,040           1,096
   Startec Global Communications
     12.000%, 05/15/08                     500              19
   Telecorp
     10.625%, 07/15/10                   2,100           1,974
   Telecorp PCS (B)
     14.340%, 04/15/09                   1,950           1,219
   Time Warner
      9.750%, 07/15/08                   1,050             942
   Time Warner Telecommunications
     10.125%, 02/01/11                   1,000             900
   Tritel PCS (A)
     10.375%, 01/15/11                   1,000             915
   Tritel PCS (B)
     14.580%, 05/15/09                   3,150           2,000
   Triton PCS (A)
      9.375%, 02/01/11                   5,750           5,578
   Triton PCS (B)
     11.490%, 05/01/08                   1,200             968
   US Unwired, Ser B (B)
     17.460%, 11/01/09                   2,250           1,105
   Versatel Telecommunications
     11.875%, 07/15/09                   1,000             360
   Viasystems, Ser B
      9.750%, 06/01/07                     600             294
   Viatel (B)
     62.410%, 04/15/08                   1,400              28
   Voicestream Wire
     10.375%, 11/15/09                   1,650           1,881
   Voicestream Wire (B)
      9.950%, 11/15/09                   1,750           1,453
   Weblink Wireless (B)
     14.260%, 02/01/08                   1,500              75
   Western Wireless
     10.500%, 02/01/07                     300             309
     10.500%, 06/01/06                     400             412
   Williams Communications
     11.700%, 08/01/08                     750             311
     10.875%, 10/01/09                   1,500             608
   WinStar Communications (C)*
     12.750%, 04/15/10                   1,950              20
   World Access
     13.250%, 01/15/08                     800              17
   XO Communications
     12.750%, 12/15/07                     550             168
     12.500%, 04/15/06                     800             272
     10.750%, 11/15/08                     500             160
     10.500%, 12/01/09                     650             208


--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   XO Communications (B)
     45.270%, 04/15/08                  $  800        $    144
                                                      --------
                                                       100,771
                                                      --------
TRANSPORTATION SERVICES--0.4%
   Allied Holdings, Ser B
      8.625%, 10/01/07                     850             572
   Offshore Logistics, Ser B
      7.875%, 01/15/08                     600             564
   Oshkosh Trucking
      8.750%, 03/01/08                   2,000           1,990
                                                      --------
                                                         3,126
                                                      --------
WHOLESALE--0.2%
   Pentacon, Ser B
     12.250%, 04/01/09                   1,000             500
   Potlatch (A)
     10.000%, 07/15/11                   1,300           1,307
                                                      --------
                                                         1,807
                                                      --------
Total Corporate Obligations
   (Cost $820,586)                                     716,501
                                                      --------

CONVERTIBLE BOND--0.1%
   Key Energy Group, CV to 25.9740 Shares
      5.000%, 09/15/04                   1,091             989
                                                      --------
Total Convertible Bond
   (Cost $911)                                             989
                                                      --------

COMMON STOCKS--0.5%
   Abraxas Petroleum (Nev)*             15,538              49
   AT&T Canada*                          1,714              52
   Aurora Foods*                        33,650             184
   Coinstar*                             4,545             101
   Completel Europe*                    87,500             201
   Crown Packaging (F)*                100,848               1
   Eagle Geophysical*                    7,828              39
   Intermedia Communications*            5,344              80
   JCC Holding*                         23,559              94
   Jordan Telecommunications (F)*          500              10
   Metretek Technologies*               60,000              88
   OpTel (A)*                              300              --
   Pathmark Stores*                     24,685             607
   Phase Metrics, Cl A*                 36,136             361
   Price Communications*                25,892             523
   Safelite Glass, Cl B (D) (F) (H)*     5,161              --
   Safelite Realty (D) (F)*                348              --
   Safety Components International*     26,759             134
   SF Holdings Group, Cl C (A)*            200              --
   Weatherford International*           23,167           1,112
   XO Communications, Cl A*              8,974              17
                                                      --------
Total Common Stocks
   (Cost $3,778)                                         3,653
                                                      --------

--------------------------------------------------------------------------------
70

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                             (000)        VALUE (000)
--------------------------------------------------------------------------------
PREFERRED/CONVERTIBLE STOCKS--1.2%
   Adelphia Business Solution,
     Ser B PIK*                              9            $  2
   Adelphia Communications,
     Ser B PIK                       1,254,249           1,207
   Adelphia Communications,
     Ser B, Exchange 13.000%*            2,500             245
   Ainsworth Lumber PIK              1,500,000           1,380
   Ameriking PIK (F)*                3,442,000              --
   BPC Holding, Ser B PIK              606,102             455
   Climachem, Ser B                  1,000,000             385
   Crown Paper PIK*                    817,500              16
   Diva Systems, Ser C (F)*             41,615              --
   E.Spire Communications PIK (A)*         617              --
   Earthwatch, Ser C PIK*              124,581              31
   Great Lakes Carbon, Ser B PIK       500,000             295
   InterAct Electriconic Marketing,
     Convertible $14.00 (F)                700              --
   Interact Operating PIK              428,765               4
   Intermedia Communication,
     Convertible $30.235 (A)*           20,000             413
   Intermedia Communication,
     Ser B PIK*                            436             432
   International Utility PIK (A)*        2,240              90
   International Utility Structure PIK 500,000             200
   Metretek Technologies*                  300             275
   Next Generation Network,
     Ser C PIK (F)                   1,206,000             362
   Nextel Communications,
     Ser D PIK*                            797             494
   Nextel Communications,
     Ser E PIK*                          4,300             258
   Pegasus Satellite Communications,
     Ser AI PIK*                         4,050             384
   Peninsula Gaming*                     7,042              42
   Primedia, Ser D,
     Exchange 10.000%*                   4,000             328
   SD Warren PIK                     1,327,000           1,430
   XO Communications PIK*                8,966              40
                                                      --------
Total Preferred/Convertible Stocks
   (Cost $13,427)                                        8,768
                                                      --------

WARRANTS--0.1%
   Airgate PCS, Expires 10/01/09*        1,400             145
   Ampex, Expires 03/15/03 (A)*         34,000              --
   Australis Media,
     Expires 10/30/01 (A) (F)*             500              --
   Carrier1, Expires 02/19/09 (A)*       1,000              20
   Dairy Mart Stores, Expires 01/01/01*  1,334              --
   Dayton Superior, Expires 06/15/09*    1,500              15
   Diva System, Expires 01/01/10*        1,915              --

--------------------------------------------------------------------------------
                                     FACE AMOUNT       MARKET
DESCRIPTION                         (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Diva Systems, Expires 03/01/08 (F)*  11,271           $  --
   E.Spire Communications,
     Expires 11/01/05*                     500              --
   Equinix, Expires 12/01/07*              800              16
   Golden Ocean Group,
     Expires 08/31/01*                     688              --
   GT Group Telecom,
     Expires 02/01/10*                   2,150              64
   HF Holdings, Expires 07/15/02*        3,156               3
   Horizon PCS, Expires 10/01/10*        4,100              81
   Inter Act Electronic Marketing,
     Expires 08/01/03*                     700              --
   Inter Act Electronic Marketing,
     Expires 12/15/09 (A)*                 700              --
   IPCS, Expires 07/15/10*               2,750              55
   Jostens, Expires 05/01/10*            1,500              23
   Key Energy Services,
     Expires 01/15/09*                   1,150              91
   KMC Telecommunications Holdings,
     Expires 04/15/08 (A)*               1,250               6
   Leap Wireless International,
     Expires 04/15/10 (D) (F)*           5,000             200
   Metretek Technologies,
     Expires 09/10/03*                  30,000              18
   Metricom, Expires 02/15/10*           1,000              --
   Motient, Expires 04/01/08 (A)*          900               1
   Mrs. Fields Holdings, Expires 12/01/05* 800               8
   Next Generation Media,
     Expires 02/01/08*                   2,365              --
   Nextel International,
     Expires 04/15/07*                   1,400              28
   Orbital Imaging,
     Expires 03/01/05 (A)*                 950              --
   Pegasus Communications,
     Expires 01/01/07*                     250              12
   PLD Telekom, Expires 06/01/06*          830              --
   Pliant, Expires 06/01/10*             1,300              --
   Republic Technology,
     Expires 07/15/09*                     550              --
   Safelite Glass, Cl A,
     Expires 09/29/06 (D) (F) (H)*      12,649              --
   Safelite Glass, Cl B,
     Expires 09/29/07 (D) (F) (H)*       8,433              --
   Startec Global Communications,
     Expires 05/15/08 (A)*                 500              --
   Telus, Expires 09/15/05*              2,159              51
   Travelcenters of America,
     Expires 05/01/09 (D) (F)*           7,500              75
   USN Communication,
     Expires 08/15/04*                  11,540              --
   Waste Systems International,
     Expires 01/15/06*                   8,250              --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INSTITUTIONAL MANAGED TRUST HIGH YIELD
BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                     SHARES/FACE       MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Windsor Woodmont Black Hawk
     Resort, Expires 03/15/10*           1,000        $      5
   Worldwide Flight Services,
     Expires 08/15/07*                     800              --
   Wright Medical Technology,
     Expires 06/30/03*                      21              --
                                                      --------
Total Warrants
   (Cost $1,205)                                           917
                                                      --------

COMMERCIAL PAPER--0.5%
   General Electric Capital
      4.070%, 07/02/01                 $ 3,863           3,863
                                                      --------
Total Commercial Paper
   (Cost $3,863)                                         3,863
                                                      --------

CASH EQUIVALENT--1.4%
   Fidelity Institutional Cash
     Reserve (A)                    10,429,185          10,429
                                                      --------
Total Cash Equivalent
   (Cost $10,429)                                       10,429
                                                      --------
Total Investments--97.3%
   (Cost $854,199)                                     745,120
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--2.7%                 20,778
                                                      --------
Total Net Assets--100.0%                              $765,898
                                                      ========

*NON-INCOME PRODUCING SECURITY

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER INVESTORS.

(B) STEP BOND -- RATE SHOWN IS THE EFFECTIVE YIELD ON JUNE 30, 2001. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) IN DEFAULT ON INTEREST PAYMENTS.

(D) RESTRICTED SECURITY, NOT READILY MARKETABLE.

(E) ZERO-COUPON SECURITY -- RATE SHOWN IS THE EFFECTIVE YIELD AT THE DATE OF PURCHASE.

(F) SECURITY CONSIDERED ILLIQUID

(G) IN DEFAULT ON INTEREST AND PRINCIPAL PAYMENT.

(H) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.

(I) FLOATING RATE SECURITY -- RATE SHOWN IS THE RATE IN EFFECT ON JUNE 30, 2001.

CV -- CONVERTIBLE SECURITY

FHLB -- FEDERAL HOME LOAN BANK

LLC -- LIMITED LIABILITY COMPANY

LP -- LIMITED PARTNERSHIP

MTN -- MEDIUM TERM NOTE

PCS -- PERSONAL COMMUNICATIONS SYSTEM

PIK -- PAYMENT-IN-KIND

PLC -- PUBLIC LIMITED COMPANY

REIT -- REAL ESTATE INVESTMENT TRUST

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


SEI INDEX FUNDS S&P 500 INDEX FUND
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                             SHARES       VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS--98.1%
AEROSPACE & DEFENSE--1.2%
   BF Goodrich                          24,242       $     921
   Boeing                              205,947          11,451
   General Dynamics                     47,475           3,694
   Lockheed Martin                     102,603           3,801
   Northrop Grumman                     20,244           1,622
   Raytheon                             83,954           2,229
   United Technologies                 111,118           8,140
                                                     ---------
                                                        31,858
                                                     ---------
AIR TRANSPORTATION--0.7%
   AMR*                                 36,325           1,312
   Delta Air Lines                      29,262           1,290
   FedEx*                               72,539           2,916
   Honeywell International             191,061           6,685
   Southwest Airlines                  179,854           3,325
   Textron                              33,307           1,833
   US Airways Group*                    15,834             385
                                                     ---------
                                                        17,746
                                                     ---------
APPAREL/TEXTILES--0.1%
   Cintas                               39,866           1,844
   Liz Claiborne                        12,194             615
   VF                                   26,398             960
                                                     ---------
                                                         3,419
                                                     ---------
AUTOMOTIVE--1.1%
   Cooper Tire & Rubber                 17,041             242
   Dana                                 34,926             815
   Delphi Automotive Systems           132,250           2,107
   Ford Motor*                         432,052          10,607
   General Motors                      129,520           8,335
   Genuine Parts                        40,637           1,280
   Goodyear Tire & Rubber               37,485           1,050
   ITT Industries                       20,730             917
   Navistar International*              13,933             392
   Paccar                               18,230             937
   Rockwell International               43,129           1,644
   TRW                                  29,605           1,214
   Visteon                              31,149             573
                                                     ---------
                                                        30,113
                                                     ---------
BANKS--6.7%
   Amsouth Bancorporation               87,445           1,617
   Bank of America                     378,468          22,719
   Bank of New York                    173,640           8,335
   Bank One                            275,386           9,859
   BB&T                                 96,115           3,527
   Charter One Financial                48,793           1,556
   Comerica                             42,224           2,432
   Fifth Third Bancorp                 135,940           8,163


--------------------------------------------------------------------------------
72

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
                                    SHARES/FACE        MARKET
DESCRIPTION                         AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   First Union                         231,672       $   8,095
   FleetBoston Financial               255,748          10,089
   Golden West Financial                37,433           2,405
   Huntington Bancshares                59,314             970
   JP Morgan Chase                     468,783          20,908
   Keycorp                             100,237           2,611
   Mellon Financial                    112,708           5,185
   National City                       141,889           4,367
   Northern Trust                       52,804           3,300
   PNC Financial Services Group         68,229           4,489
   Regions Financial                    53,705           1,719
   SouthTrust                           80,226           2,086
   State Street                         77,000           3,811
   Suntrust Banks                       68,966           4,468
   Synovus Financial                    68,479           2,149
   Union Planters                       32,413           1,413
   US Bancorp                          449,945          10,254
   Wachovia                             49,642           3,532
   Washington Mutual                   207,257           7,782
   Wells Fargo                         405,204          18,814
   Zions Bancorporation                 21,800           1,286
                                                     ---------
                                                       177,941
                                                     ---------
BEAUTY PRODUCTS--1.7%
   Alberto-Culver, Cl B                 13,201             555
   Avon Products                        56,064           2,595
   Colgate-Palmolive                   132,448           7,813
   Gillette                            248,970           7,218
   International Flavors & Fragrances   22,612             568
   Kimberly-Clark                      125,635           7,023
   Procter & Gamble                    305,783          19,509
                                                     ---------
                                                        45,281
                                                     ---------
BROADCASTING, NEWSPAPERS & ADVERTISING--1.1%
   Clear Channel Communications*       138,745           8,699
   Comcast, Cl A*                      223,111           9,683
   Interpublic Group                    88,579           2,600
   Omnicom Group                        43,725           3,760
   TMP Worldwide*                       25,100           1,506
   Univision Communications, Cl A*      49,180           2,104
                                                     ---------
                                                        28,352
                                                     ---------
BUILDING & CONSTRUCTION--0.2%
   Centex                               13,987             570
   Fluor (New)                          18,765             847
   KB Home                              10,320             311
   Masco                               108,574           2,710
   Pulte Homes                           9,989             426
   Vulcan Materials                     24,101           1,295
                                                     ---------
                                                         6,159
                                                     ---------


--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
CHEMICALS--1.2%
   Air Products & Chemicals             53,808       $   2,462
   Ashland                              16,381             657
   Dow Chemical                        211,949           7,047
   Eastman Chemical                     18,111             863
   EI du Pont de Nemours               246,231          11,878
   Engelhard                            30,885             797
   FMC*                                  7,114             488
   Great Lakes Chemical                 11,752             363
   Hercules                             25,564             289
   PPG Industries                       39,758           2,090
   Praxair                              37,781           1,776
   Rohm & Haas                          52,037           1,712
   Sigma-Aldrich                        17,818             688
                                                     ---------
                                                        31,110
                                                     ---------
COMPUTERS & SERVICES--6.0%
   Apple Computer*                      82,430           1,916
   Autodesk                             12,721             474
   Cabletron Systems*                   44,587           1,019
   Cisco Systems*                    1,728,235          31,454
   Compaq Computer                     398,808           6,178
   Computer Sciences*                   39,787           1,377
   Dell Computer*                      614,214          16,062
   Electronic Data Systems             110,489           6,906
   EMC-Mass*                           521,085          15,138
   Gateway*                             76,304           1,255
   Hewlett-Packard                     458,768          13,121
   International Business Machines     410,249          46,358
   Lexmark International*               30,272           2,036
   NCR*                                 22,826           1,073
   Palm*                               133,934             813
   Sapient*                             28,900             282
   Seagate Escrow Security* (A)         53,300              --
   Sun Microsystems*                   768,987          12,088
   Symbol Technologies                  53,516           1,188
   Unisys*                              74,826           1,101
                                                     ---------
                                                       159,839
                                                     ---------
CONTAINERS & PACKAGING--0.1%
   Ball                                  6,655             316
   Bemis                                12,427             499
   Newell Rubbermaid                    62,918           1,579
   Pactiv*                              37,631             504
   Sealed Air*                          19,972             744
                                                     ---------
                                                         3,642
                                                     ---------
DATA PROCESSING--0.6%
   Automatic Data Processing           147,400           7,326
   First Data                           92,551           5,946
   IMS Health                           69,613           1,984
                                                     ---------
                                                        15,256
                                                     ---------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS

SEI INDEX FUNDS S&P 500 INDEX FUND (CONTINUED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING--1.6%
   Cooper Industries                    22,234        $    880
   Crane                                14,221             441
   Danaher                              33,799           1,893
   Illinois Tool Works                  71,941           4,554
   Minnesota Mining & Manufacturing     93,472          10,665
   National Service Industries           9,682             219
   Tyco International Ltd.             457,282          24,922
                                                     ---------
                                                        43,574
                                                     ---------
ELECTRICAL SERVICES--7.2%
   AES*                                125,674           5,410
   Allegheny Energy                     29,254           1,411
   Ameren                               32,422           1,384
   American Electric Power              76,073           3,512
   Calpine*                             70,507           2,665
   Cinergy                              37,506           1,311
   Citizens Communications*             67,389             811
   CMS Energy                           31,153             868
   Consolidated Edison                  50,042           1,992
   Constellation Energy Group           38,692           1,648
   Dominion Resources Inc/Va            58,426           3,513
   DTE Energy                           38,930           1,808
   Duke Energy                         182,224           7,109
   Edison International                 76,930             858
   Emerson Electric                    101,209           6,123
   Entergy                              52,118           2,001
   Exelon                               75,884           4,866
   FirstEnergy                          52,891           1,701
   FPL Group                            41,554           2,502
   General Electric                  2,345,504         114,343
   GPU                                  28,200             991
   Mirant*                              80,169           2,758
   Niagara Mohawk Holdings*             37,873             670
   NiSource                             48,811           1,334
   PG&E                                 91,432           1,024
   Pinnacle West Capital                19,981             947
   PPL                                  34,582           1,902
   Progress Energy                      48,619           2,184
   Public Service Enterprise Group      49,123           2,402
   Reliant Energy                       70,194           2,261
   Southern Co/The                     161,785           3,761
   TXU                                  60,659           2,923
   XCEL Energy                          81,137           2,308
                                                     ---------
                                                       191,301
                                                     ---------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.5%
   Adobe Systems                        56,511           2,656
   American Power Conversion*           46,037             725
   Eaton                                16,192           1,135
   Jabil Circuit*                       45,157           1,394
   Molex                                46,134           1,685

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Sanmina*                             75,486       $   1,767
   Solectron*                          154,209           2,822
   Tektronix*                           22,142             601
   Thomas & Betts                       13,653             301
                                                     ---------
                                                        13,086
                                                     ---------
ENTERTAINMENT--2.6%
   AOL Time Warner*                  1,046,204          55,449
   Walt Disney                         493,519          14,258
                                                     ---------
                                                        69,707
                                                     ---------
ENVIRONMENTAL SERVICES--0.3%
   Allied Waste Industries*             46,827             875
   Ecolab                               30,272           1,240
   Waste Management                    147,741           4,553
                                                     ---------
                                                         6,668
                                                     ---------
FINANCIAL SERVICES--6.7%
   American Express                    312,367          12,120
   Bear Stearns                         24,780           1,461
   Capital One Financial                49,227           2,954
   Charles Schwab                      327,293           5,008
   Citigroup                         1,187,431          62,744
   Countrywide Credit Ind               27,725           1,272
   Equifax                              33,700           1,236
   Fannie Mae                          236,181          20,111
   Franklin Resources                   62,493           2,860
   Freddie Mac                         163,564          11,449
   Household International             109,564           7,308
   Lehman Brothers Holdings             58,163           4,522
   MBNA                                201,102           6,626
   Merrill Lynch                       198,207          11,744
   Moody's                              37,229           1,247
   Morgan Stanley Dean Witter          262,801          16,880
   Providian Financial                  67,377           3,989
   Stilwell Financial                   51,801           1,738
   T. Rowe Price Group                  28,900           1,081
   USA Education                        38,489           2,810
                                                     ---------
                                                       179,160
                                                     ---------
FOOD, BEVERAGE & TOBACCO--4.7%
   Adolph Coors, CL B                    8,683             436
   Anheuser-Busch                      211,941           8,732
   Archer-Daniels-Midland              149,196           1,940
   Brown-Forman, Cl B                   16,122           1,031
   Campbell Soup                        96,383           2,482
   Coca-Cola                           587,367          26,431
   Coca-Cola Enterprises                99,235           1,622
   Conagra Foods                       126,831           2,513
   Fortune Brands                       36,075           1,384
   General Mills                        67,217           2,943


--------------------------------------------------------------------------------
74

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Hershey Foods                        32,427       $   2,001
   HJ Heinz                             82,301           3,365
   Kellogg                              95,875           2,780
   Pepsi Bottling Group                 34,000           1,363
   PepsiCo                             345,645          15,277
   Philip Morris                       519,440          26,362
   Quaker Oats                          31,408           2,866
   Ralston Purina                       73,150           2,196
   Sara Lee                            185,772           3,519
   Supervalu                            31,506             553
   Sysco                               158,799           4,311
   Unilever ADR                        134,925           8,037
   UST                                  38,535           1,112
   WM Wrigley Jr.                       53,294           2,497
                                                     ---------
                                                       125,753
                                                     ---------
FOOTWEAR--0.1%
   Nike, Cl B                           64,187           2,695
   Reebok International Ltd.*           13,837             442
                                                     ---------
                                                         3,137
                                                     ---------
GAS/NATURAL GAS--1.0%
   Dynegy, Cl A                         76,904           3,576
   EL Paso                             120,190           6,315
   Enron                               176,178           8,633
   KeySpan                              32,435           1,183
   Kinder Morgan                        27,235           1,369
   Nicor                                10,774             420
   Oneok                                13,912             274
   Peoples Energy                        8,265             332
   Sempra Energy                        48,716           1,332
   Williams                            114,401           3,769
                                                     ---------
                                                        27,203
                                                     ---------
HOTEL & MOTEL--0.2%
   Harrah's Entertainment*              27,808             982
   Hilton Hotels                        87,083           1,010
   Marriott International, Cl A         57,554           2,725
   Starwood Hotels & Resorts
     Worldwide                          46,946           1,750
                                                     ---------
                                                         6,467
                                                     ---------
HOUSEHOLD PRODUCTS--0.2%
   Clorox                               55,851           1,891
   Leggett & Platt                      46,330           1,021
   Maytag                               17,950             525
   Sherwin-Williams                     36,966             821
   Tupperware                           13,565             318
   Whirlpool                            15,676             980
                                                     ---------
                                                         5,556
                                                     ---------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
INSURANCE--4.6%
   Aetna (New)*                         33,676          $  871
   Aflac                               124,178           3,910
   Allstate                            171,089           7,526
   AMBAC Financial Group                25,080           1,460
   American General                    117,892           5,476
   American International Group        550,416          47,336
   AON                                  61,809           2,163
   Chubb                                41,354           3,202
   Cigna                                35,331           3,385
   Cincinnati Financial                 37,905           1,497
   Conseco*                             79,745           1,089
   Hartford Financial Services Group    55,962           3,828
   Jefferson-Pilot                      35,944           1,737
   John Hancock Financial Services      72,700           2,927
   Lincoln National                     44,313           2,293
   Loews                                46,525           2,998
   Marsh & McLennan                     65,055           6,571
   MBIA                                 35,121           1,956
   Metlife                             177,021           5,484
   MGIC Investment                      25,472           1,850
   Progressive Corp-Ohio                17,537           2,371
   Safeco                               30,389             896
   St. Paul                             50,600           2,565
   Torchmark                            29,650           1,192
   UnitedHealth Group                   74,919           4,626
   UnumProvident                        56,983           1,830
                                                     ---------
                                                       121,039
                                                     ---------
LEISURE PRODUCTS--0.1%
   Brunswick                            20,598             495
   Hasbro                               40,715             588
   Mattel                              101,656           1,923
                                                     ---------
                                                         3,006
                                                     ---------
MACHINERY & MANUFACTURING OPERATIONS--0.6%
   Black & Decker                       19,036             751
   Caterpillar                          81,101           4,059
   Cummins                               9,736             377
   Deere                                55,430           2,098
   Dover                                48,036           1,809
   Ingersoll-Rand                       37,712           1,554
   McDermott International*             14,266             166
   Pall                                 29,187             687
   Parker Hannifin                      27,802           1,180
   Snap-On                              13,709             331
   Stanley Works                        20,205             846
   Timken                               14,143             240
   WW Grainger                          22,416             923
                                                     ---------
                                                        15,021
                                                     ---------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INDEX FUNDS S&P 500 INDEX FUND (CONTINUED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
MARINE TRANSPORTATION--0.2%
   Carnival                            138,110       $   4,240
                                                     ---------
MEASURING DEVICES--0.2%
   Agilent Technologies*               107,881           3,506
   Applied Biosystems Group-Applera     49,818           1,333
   PerkinElmer                          23,586             649
   Thermo Electron*                     42,910             945
                                                     ---------
                                                         6,433
                                                     ---------
MEDICAL PRODUCTS & SERVICES--3.7%
   Amgen*                              246,352          14,949
   Bausch & Lomb                        12,516             454
   Baxter International                140,038           6,862
   Becton Dickinson                     61,052           2,185
   Biomet                               42,217           2,029
   Boston Scientific*                   94,797           1,612
   CR Bard                              11,884             677
   Guidant*                             72,479           2,609
   HCA-Healthcare                      126,928           5,736
   Healthsouth*                         92,003           1,469
   Humana*                              40,264             397
   Johnson & Johnson                   714,983          35,749
   Manor Care*                          24,440             776
   Medtronic                           285,341          13,129
   St. Jude Medical*                    20,030           1,202
   Stryker                              46,333           2,541
   Tenet Healthcare*                    76,474           3,945
   Wellpoint Health Networks*           14,991           1,413
                                                     ---------
                                                        97,734
                                                     ---------
METAL & METAL INDUSTRIES--0.7%
   Alcan                                75,381           3,167
   Alcoa                               203,779           8,029
   Allegheny Technologies               19,177             347
   Barrick Gold                         93,543           1,417
   Freeport-McMoran Copper & Gold,
     Cl B                               33,966             375
   Homestake Mining                     62,199             482
   Inco Ltd.                            42,901             740
   Newmont Mining                       46,171             859
   Nucor                                18,295             894
   Phelps Dodge                         18,792             780
   Placer Dome                          77,310             758
   USX-U.S. Steel Group                 20,928             422
   Worthington Industries               20,100             273
                                                     ---------
                                                        18,543
                                                     ---------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES--0.7%
   BroadVision*                         64,570        $    323
   Cendant*                            201,109           3,922
   Concord EFS*                         56,833           2,956
   Convergys                            40,338           1,220
   Deluxe                               16,696             482
   Fiserv*                              29,587           1,893
   H&R Block                            21,719           1,402
   Intuit*                              49,277           1,971
   Paychex                              88,182           3,527
   Robert Half International*           41,422           1,031
                                                     ---------
                                                        18,727
                                                     ---------
MOTORCYCLES--0.1%
   Harley-Davidson                      71,402           3,362
                                                     ---------
OFFICE SUPPLIES & EQUIPMENT--0.2%
   Avery Dennison                       25,985           1,327
   Pitney Bowes                         58,274           2,454
   Xerox                               163,951           1,569
                                                     ---------
                                                         5,350
                                                     ---------
PAPER & PAPER PRODUCTS--0.5%
   Boise Cascade                        13,448             473
   Georgia-Pacific Group                53,377           1,807
   International Paper                 114,011           4,070
   Louisiana-Pacific                    24,797             291
   Mead                                 23,630             641
   Potlatch                              6,729             232
   Temple-Inland                        11,647             621
   Westvaco                             23,992             583
   Weyerhaeuser                         50,797           2,792
   Willamette Industries                26,060           1,290
                                                     ---------
                                                        12,800
                                                     ---------
PETROLEUM & FUEL PRODUCTS--6.5%
   Amerada Hess                         20,892           1,688
   Anadarko Petroleum                   59,211           3,199
   Apache                               29,390           1,492
   Baker Hughes                         79,107           2,650
   Burlington Resources                 49,896           1,993
   Chevron                             151,448          13,706
   Conoco, Cl B                        147,487           4,262
   Devon Energy                         30,562           1,604
   EOG Resources                        27,422             975
   Exxon Mobil                         814,626          71,158
   Halliburton                         101,323           3,607
   Kerr-McGee                           22,486           1,490


--------------------------------------------------------------------------------
76

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
   Nabors Industries*                   34,674       $   1,290
   Noble Drilling*                      31,636           1,036
   Occidental Petroleum                 87,504           2,327
   Phillips Petroleum                   60,373           3,441
   Rowan*                               22,439             496
   Royal Dutch Petroleum ADR           506,287          29,501
   Schlumberger Ltd.                   135,404           7,129
   Sunoco                               19,951             731
   Texaco                              130,101           8,665
   Tosco                                36,485           1,607
   Transocean Sedco Forex               75,050           3,096
   Unocal                               57,489           1,963
   USX-Marathon Group                   72,901           2,151
                                                     ---------
                                                       171,257
                                                     ---------
PHARMACEUTICALS--8.5%
   Abbott Laboratories                 365,776          17,561
   Allergan                             31,050           2,655
   American Home Products              310,402          18,140
   Biogen*                              35,269           1,917
   Bristol-Myers Squibb                458,915          24,001
   Cardinal Health                     105,258           7,263
   Chiron*                              44,853           2,287
   Eli Lilly                           265,348          19,636
   Forest Laboratories*                 41,629           2,956
   King Pharmaceuticals*                40,466           2,175
   McKesson HBOC                        67,283           2,498
   Medimmune*                           50,252           2,372
   Merck                               541,451          34,604
   Pfizer                            1,490,651          59,701
   Pharmacia                           307,181          14,115
   Schering-Plough                     345,494          12,521
   Watson Pharmaceuticals*              24,992           1,540
                                                     ---------
                                                       225,942
                                                     ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.1%
   Eastman Kodak                        68,481           3,197
                                                     ---------
PRINTING & PUBLISHING--0.6%
   American Greetings, Cl A             14,986             165
   Dow Jones                            20,367           1,216
   Gannett                              62,467           4,117
   Knight Ridder                        17,507           1,038
   McGraw-Hill                          46,074           3,048
   Meredith                             11,833             424
   New York Times, Cl A                 37,559           1,577
   RR Donnelley & Sons                  27,757             824
   Tribune                              70,426           2,818
                                                     ---------
                                                        15,227
                                                     ---------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
RAILROADS--0.4%
   Burlington Northern Santa Fe         92,460        $  2,790
   CSX                                  50,365           1,825
   Norfolk Southern                     90,800           1,880
   Union Pacific                        58,515           3,213
                                                     ---------
                                                         9,708
                                                     ---------
RETAIL--6.5%
   Albertson's                          95,600           2,867
   Autozone*                            26,438             991
   Bed Bath & Beyond*                   68,088           2,124
   Best Buy*                            49,473           3,143
   Big Lots*                            26,572             363
   Circuit City Stores-Circuit
     City Group                         48,983             882
   CVS                                  92,877           3,585
   Darden Restaurants                   27,866             777
   Dillards, Cl A                       20,085             307
   Dollar General                       78,051           1,522
   Federated Department Stores*         46,718           1,986
   GAP                                 202,930           5,885
   Home Depot                          551,036          25,651
   JC Penney                            62,133           1,638
   Kmart*                              115,691           1,327
   Kohl's*                              78,660           4,934
   Kroger*                             191,474           4,787
   Limited                             100,692           1,663
   Longs Drug Stores                     8,805             190
   Lowe's                               90,796           6,587
   May Department Stores                70,571           2,418
   McDonald's                          305,419           8,265
   Nordstrom                            31,598             586
   Office Depot*                        70,227             729
   RadioShack                           43,768           1,335
   Safeway*                            119,323           5,727
   Sears, Roebuck                       77,573           3,282
   Staples*                            107,911           1,725
   Starbucks*                           89,728           2,064
   Target                              212,333           7,347
   Tiffany                              34,479           1,249
   TJX                                  66,158           2,108
   Toys `R' Us*                         46,690           1,156
   Tricon Global Restaurants*           34,875           1,531
   Wal-Mart Stores                   1,055,763          51,521
   Walgreen                            240,340           8,208
   Wendy's International                26,813             685
   Winn-Dixie Stores                    33,166             867
                                                     ---------
                                                       172,012
                                                     ---------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

SEI INDEX FUNDS S&P 500 INDEX FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS--4.4%
   Advanced Micro Devices*              81,311        $  2,348
   Altera*                              91,341           2,649
   Analog Devices*                      84,922           3,673
   Applied Materials*                  192,000           9,427
   Applied Micro Circuits*              71,125           1,223
   Avaya*                               66,997             918
   Broadcom, Cl A*                      61,392           2,625
   Conexant Systems*                    58,299             522
   Intel                             1,587,996          46,449
   JDS Uniphase*                       311,044           3,888
   Johnson Controls                     20,304           1,471
   Kla-Tencor*                          43,888           2,566
   Linear Technology                    75,035           3,318
   LSI Logic*                           85,322           1,604
   Maxim Integrated Products*           77,433           3,423
   Micron Technology*                  140,767           5,786
   Millipore                            10,961             679
   National Semiconductor*              40,951           1,192
   Novellus Systems*                    33,505           1,903
   Power-One*                           18,712             311
   QLogic*                              21,945           1,414
   Teradyne*                            41,138           1,362
   Texas Instruments                   409,908          12,912
   Vitesse Semiconductor*               43,261             910
   Xilinx*                              78,569           3,240
                                                     ---------
                                                       115,813
                                                     ---------
SOFTWARE--5.5%
   BMC Software*                        57,478           1,296
   Citrix Systems*                      43,584           1,521
   Computer Associates International   136,104           4,900
   Compuware*                           86,882           1,215
   Mercury Interactive*                 19,300           1,156
   Microsoft*                        1,270,729          92,763
   Novell*                              75,030             427
   Oracle*                           1,325,547          25,185
   Parametric Technology*               62,386             873
   Peoplesoft*                          69,452           3,419
   Roxio*                                3,870              50
   Siebel Systems*                     106,977           5,017
   Veritas Software*                    93,880           6,246
   Yahoo                               133,840           2,675
                                                     ---------
                                                       146,743
                                                     ---------

--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--7.9%
   ADC Telecommunications*             184,558        $  1,218
   Alltel                               73,935           4,529
   Andrew*                              19,413             358
   AT&T                                814,702          17,923
   BellSouth                           442,557          17,822
   CenturyTel                           33,505           1,015
   Comverse Technology*                 40,380           2,306
   Corning                             219,592           3,669
   Global Crossing Ltd.                209,283           1,808
   Lucent Technologies                 804,209           4,986
   Motorola                            518,554           8,587
   Network Appliance*                   76,914           1,054
   Nextel Communications, Cl A*        180,634           3,161
   Nortel Networks                     752,374           6,839
   Qualcomm*                           178,776          10,455
   Qwest Communications
     International*                    392,242          12,501
   SBC Communications                  795,254          31,858
   Scientific-Atlanta                   38,470           1,562
   Sprint (FON Group)                  209,229           4,469
   Sprint (PCS Group)*                 221,292           5,344
   Tellabs*                             96,671           1,873
   Verizon Communications*             638,677          34,170
   Viacom, Cl B*                       420,357          21,753
   WorldCom-MCI Group*                   2,231              36
   WorldCom-WorldCom Group*            681,979           9,684
                                                     ---------
                                                       208,980
                                                     ---------
TESTING LABORATORIES--0.0%
   Quintiles Transnational*             27,430             693
                                                     ---------
TRAVEL SERVICES--0.1%
   Sabre Holdings*                      31,381           1,569
                                                     ---------
TRUCKING & LEASING--0.0%
   Ryder System                         14,034             275
                                                     ---------
WHOLESALE--0.2%
   Costco Wholesale*                   106,301           4,367
                                                     ---------
Total Common Stocks
   (Cost $1,694,604)                                 2,604,366
                                                     ---------

U.S. TREASURY OBLIGATIONS--0.2%
   United States Treasury Bill (B)
      3.520%, 02/28/02                   6,100           5,957
                                                     ---------
Total U.S. Treasury Obligations
   (Cost $5,956)                                         5,957
                                                     ---------


--------------------------------------------------------------------------------
78

                                                           [PILLAR LOGO OMITTED]
--------------------------------------------------------------------------------
                                                       JUNE 30, 2001 (UNAUDITED)


--------------------------------------------------------------------------------
                                                       MARKET
DESCRIPTION                            SHARES        VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.7%
   JP Morgan Chase (C)
     3.720%, dated 06/30/01,
     matures 07/02/01, repurchase price
     $43,924,898 (collateralized by
     FNMA Obligations, total market
     value $44,794,545)               $ 43,916      $   43,916
                                                    ----------
Total Repurchase Agreement
   (Cost $43,916)                                       43,916
                                                    ----------
Total Investments--100.0%
   (Cost $1,744,476)                                 2,654,239
                                                    ----------
OTHER ASSETS AND LIABILITIES, NET--0.0%                  1,095
                                                    ----------
Total Net Assets--100.0%                            $2,655,334
                                                    ==========
*NON-INCOME PRODUCING SECURITY

(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE BOARD OF TRUSTEES.

(B) SECURITY, OR PORTION THEREOF, IS PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. THE RATE SHOWN IS THE DISCAOUNT RATE AT TIME OF PURCHASE.

(C) TRI-PARTY REPURCHASE AGREEMENT

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

LTD. -- LIMITED

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES (000)
JUNE 30, 2001

                                                                            ------------------------------------------------------
                                                                               SEI INSTITUTIONAL                 SEI INDEX FUNDS
                                                                            MANAGED TRUST HIGH YIELD              S&P 500 INDEX
                                                                                    BOND FUND                           FUND
                                                                            ------------------------------------------------------
ASSETS:
   Investments at value (cost $854,199 and
       $1,744,476 respectively)                                                     $745,120                        $2,654,239
   Dividends &interest receivable                                                     19,978                             2,097
   Cash                                                                                   38                                --
   Other receivables                                                                     169                               270
   Receivable for investment securities sold                                           5,911                               998
   Reclaim receivable                                                                      4                                --
   Capital shares sold receivable                                                        577                             3,739
                                                                            ------------------------------------------------------
         Total assets                                                                771,797                         2,661,343
                                                                            ------------------------------------------------------
LIABILITIES:
   Income payable                                                                        240                                --
   Accrued expenses                                                                      722                             1,001
   Payable for investment securities purchased                                         3,277                             2,903
   Payable for capital shares redeemed                                                 1,473                             1,941
   Bank overdraft                                                                         --                               164
   Other payables                                                                        187                                --
                                                                            ------------------------------------------------------
         Total liabilities                                                             5,899                             6,009
                                                                            ------------------------------------------------------
Total net assets                                                                    $765,898                        $2,655,334
                                                                            ======================================================
NET ASSETS:
   Fund Shares of Class A (unlimited authorization --
     no par value) based on 91,875,531 and 27,223,628
     outstanding shares of beneficial interest, respectively                        $942,390                        $  938,972
   Fund Shares of Class E (unlimited authorization--
     no par value) based on 0 and 42,900,439 outstanding
     shares of beneficial interest, respectively                                          --                           782,612
   Undistributed net investment income                                                    18                             6,672
   Accumulated net realized gain (loss) on investments                               (67,431)                           18,005
   Net unrealized appreciation (depreciation) on investments                        (109,079)                          909,763
   Net unrealized depreciation on futures contracts                                       --                              (690)
                                                                            ------------------------------------------------------
             Total Net Assets--100.0%                                                $765,898                       $2,655,334
                                                                            ======================================================
Net Asset Value, Offering and Redemption Price
   Per Share-- Class A                                                                  $8.34                           $37.80
                                                                            ======================================================
Net Asset Value, Offering and Redemption Price
   Per Share-- Class E                                                                  $ --                            $37.91
                                                                            ======================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



--------------------------------------------------------------------------------
80

SHAREHOLDER VOTING RESULTS
--------------------------------------------------------------------------------


SHAREHOLDER VOTING RESULTS
(UNAUDITED)

At a shareholder meeting held July 19, 2001, the shareholders of the Pillar Balanced Fund, Equity Growth Fund, Equity Income Fund, Equity Index Fund, Equity Value Fund, Fixed Income Fund, High Yield Bond Fund, Intermediate-Term Government Securities Fund, International Equity Fund, Mid Cap Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, U.S. Treasury Securities Money Market Fund and U.S. Treasury Securities Money Market Fund voted: (1) to approve an Agreement and Plan of Reorganization providing for the transfer of assets and liabilities of each Pillar Fund (with the exception of the High Yield Bond Fund, which will be liquidated) to a corresponding Galaxy Fund, having equal value, which will be distributed proportionately to shareholders of the Galaxy Fund; (2) to approve an Investment Advisory Agreement for all of the Funds; and (3) with respect to the International Equity Fund only, to approve an Investment Sub-Advisory Agreement. The Funds expect to complete their merger with the appropriate Galaxy Fund by the end of August 2001. The results of the voting were as follows:

PROPOSAL 1  To approve an Agreement and Plan of Reorganization.

BALANCED FUND
FOR     2,225,175.00         60.53% of shares voted       55.50% of shares outstanding
AGAINST    25,577.00          0.70% of shares voted        0.64% of shares outstanding
ABSTAIN    70,547.00          1.92% of shares voted        1.76% of shares outstanding

EQUITY GROWTH FUND
FOR    23,103,414.00        87.11% of shares voted       86.00% of shares outstanding
AGAINST    34,609.00         0.13% of shares voted        0.13% of shares outstanding
ABSTAIN    62,602.00         0.24% of shares voted        0.23% of shares outstanding

EQUITY INCOME FUND
FOR     4,832,180.00        82.36% of shares voted       76.60% of shares outstanding
AGAINST    27,922.00         0.48% of shares voted        0.44% of shares outstanding
ABSTAIN    29,355.00         0.50% of shares voted        0.47% of shares outstanding

EQUITY INDEX FUND
FOR     1,370,817.00         52.24% of shares voted       51.55% of shares outstanding
AGAINST     9,549.00          0.36% of shares voted        0.36% of shares outstanding
ABSTAIN    67,523.00          2.57% of shares voted        2.54% of shares outstanding

EQUITY VALUE FUND
FOR    14,546,616.00        88.79% of shares voted       86.13% of shares outstanding
AGAINST    41,124.00         0.25% of shares voted        0.24% of shares outstanding
ABSTAIN    34,661.00         0.21% of shares voted        0.20% of shares outstanding

FIXED INCOME FUND
FOR    18,762,962.00         97.16% of shares voted      94.91% of shares outstanding
AGAINST     7,989.00          0.40% of shares voted       0.40% of shares outstanding
ABSTAIN    15,815.00          0.08% of shares voted       0.08% of shares outstanding

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
FOR     1,880,624.00          99.9% of shares voted      95.01% of shares outstanding
AGAINST       452.00          0.02% of shares voted       0.02% of shares outstanding
ABSTAIN         0.00          0.00% of shares voted       0.00% of shares outstanding


--------------------------------------------------------------------------------
81

--------------------------------------------------------------------------------


INTERNATIONAL EQUITY FUND
FOR        2,702,056.00         92.51% of shares voted          89.76% of shares outstanding
AGAINST       13,736.00          0.47% of shares voted           0.46% of shares outstanding
ABSTAIN          695.00          0.02% of shares voted           0.02% of shares outstanding

MID CAP FUND
FOR          782,845.00        100.00% of shares voted          97.65% of shares outstanding
AGAINST            0.00          0.00% of shares voted           0.00% of shares outstanding
ABSTAIN            0.00          0.00% of shares voted           0.00% of shares outstanding

NEW JERSEY MUNICIPAL SECURITIES MONEY MARKET FUND
FOR        7,760.702.10         98.19% of shares voted          90.50% of shares outstanding
AGAINST       28,968.00          0.37% of shares voted           0.34% of shares outstanding
ABSTAIN        8,404.00          0.11% of shares voted           0.10% of shares outstanding

PENNSYLVANIA MUNICIPAL SECURITIES MONEY MARKET FUND
FOR        2,402,447.00         99.78% of shares voted          99.64% of shares outstanding
AGAINST            0.00          0.00% of shares voted           0.00% of shares outstanding
ABSTAIN            0.00          0.00% of shares voted           0.00% of shares outstanding

PRIME OBLIGATION MONEY MARKET FUND
FOR    1,187,069,160.00         99.66% of shares voted          96.37% of shares outstanding
AGAINST    1,247,673.00          0.10% of shares voted           0.10% of shares outstanding
ABSTAIN      262,683.00          0.02% of shares voted           0.02% of shares outstanding

TAX-EXEMPT MONEY MARKET FUND
FOR     156,270.295.00          99.87% of shares voted          92.29% of shares outstanding
AGAINST      64,047.00           0.04% of shares voted           0.04% of shares outstanding
ABSTAIN           0.00           0.00% of shares voted           0.00% of shares outstanding

U.S. TREASURY SECURITIES MONEY MARKET FUND
FOR     995,901,479.00         100.00% of shares voted          91.96% of shares outstanding
AGAINST           0.00           0.00% of shares voted           0.00% of shares outstanding
ABSTAIN      14,358.00           0.00% of shares voted           0.00% of shares outstanding

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
FOR      27,661,349.00          98.91% of shares voted          53.21% of shares outstanding
AGAINST     163,123.00           0.58% of shares voted           0.31% of shares outstanding
ABSTAIN     140,902.00           0.50% of shares voted           0.27% of shares outstanding

PROPOSAL 2  To approve an Investment Advisory Agreement for the Funds.

BALANCED FUND
FOR       3,591,598.00          97.70% of shares voted          89.59% of shares outstanding
AGAINST      19,104.00           0.52% of shares voted           0.48% of shares outstanding
ABSTAIN      65,443.00           1.78% of shares voted           1.63% of shares outstanding

EQUITY GROWTH FUND
FOR      26,434,593.00          99.67% of shares voted          98.35% of shares outstanding
AGAINST      31,063.00           0.12% of shares voted           0.12% of shares outstanding
ABSTAIN      55,830.00           0.21% of shares voted           0.21% of shares outstanding

--------------------------------------------------------------------------------
82

EQUITY INCOME FUND
FOR       5,812,233.00       99.06% of shares voted          92.20% of shares outstanding
AGAINST      26,931.00        0.46% of shares voted           0.43% of shares outstanding
ABSTAIN      28,169.00        0.48% of shares voted           0.45% of shares outstanding

EQUITY INDEX FUND
FOR       2,547,253.00       97.07% of shares voted          95.79% of shares outstanding
AGAINST      11,881.00        0.45% of shares voted           0.45% of shares outstanding
ABSTAIN      65,066.00        2.48% of shares voted           2.45% of shares outstanding

EQUITY VALUE FUND
FOR      16,319,048.00       99.61% of shares voted          96.63% of shares outstanding
AGAINST      39,046.00        0.24% of shares voted           0.23% of shares outstanding
ABSTAIN      24,401.00        0.15% of shares voted           0.14% of shares outstanding

FIXED INCOME FUND
FOR      19,290,116.00       99.89% of shares voted          97.58% of shares outstanding
AGAINST       7,928.00        0.04% of shares voted           0.04% of shares outstanding
ABSTAIN      13,830.00        0.72% of shares voted           0.07% of shares outstanding

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
FOR       1,881,912.00       99.98% of shares voted          95.08% of shares outstanding
AGAINST         452.00        0.02% of shares voted           0.02% of shares outstanding
ABSTAIN           0.00        0.00% of shares voted           0.00% of shares outstanding

INTERNATIONAL EQUITY FUND
FOR       2,906,720.00       99.52% of shares voted          96.56% of shares outstanding
AGAINST      13,735.00        0.47% of shares voted           0.46% of shares outstanding
ABSTAIN         346.00        0.01% of shares voted           0.01% of shares outstanding

MID CAP FUND
FOR         782,845.00      100.00% of shares voted          97.65% of shares outstanding
AGAINST           0.00        0.00% of shares voted           0.00% of shares outstanding
ABSTAIN           0.00        0.00% of shares voted           0.00% of shares outstanding

NEW JERSEY MUNICIPAL SECURITIES MONEY MARKET FUND
FOR       7,864,378.00       99.50% of shares voted          91.71% of shares outstanding
AGAINST      25,708.00        0.32% of shares voted           0.30% of shares outstanding
ABSTAIN      13,800.00        0.17% of shares voted           0.16% of shares outstanding

PENNSYLVANIA MUNICIPAL SECURITIES MONEY MARKET FUND
FOR       2,407,754.00      100.00% of shares voted          99.86% of shares outstanding
AGAINST           0.00        0.00% of shares voted           0.00% of shares outstanding
ABSTAIN           0.00        0.00% of shares voted           0.00% of shares outstanding

PRIME OBLIGATION MONEY MARKET FUND
FOR   1,190,438,513.00       99.94% of shares voted          96.64% of shares outstanding
AGAINST     395,410.00        0.03% of shares voted           0.03% of shares outstanding
ABSTAIN     274,081.00        0.02% of shares voted           0.02% of shares outstanding

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND:
FOR     156,406,204.00        99.96% of shares voted          92.37% of shares outstanding
AGAINST      64,047.00         0.04% of shares voted           0.04% of shares outstanding
ABSTAIN           0.00         0.00% of shares voted           0.00% of shares outstanding

U.S. TREASURY SECURITIES MONEY MARKET FUND
FOR     995,931,495.00       100.00% of shares voted          91.97% of shares outstanding
AGAINST           0.00         0.00% of shares voted           0.00% of shares outstanding
ABSTAIN      14,358.00         0.00% of shares voted           0.00% of shares outstanding

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
FOR      27,733,933.00        99.18% of shares voted          53.35% of shares outstanding
AGAINST      90,538.00         0.32% of shares voted           0.17% of shares outstanding
ABSTAIN     140,902.00         0.50% of shares voted           0.27% of shares outstanding

HIGH YIELD BOND FUND
FOR         865,547.00         99.02% of shares voted          96.89% of shares outstanding
AGAINST       4,781.00          0.55% of shares voted           0.53% of shares outstanding
ABSTAIN       3,776.00          0.43% of shares voted           0.42% of shares outstanding

PROPOSAL 3   To approve an Investment Sub-Advisory Agreement.

INTERNATIONAL EQUITY FUND
FOR       2,906,888.00         99.52% of shares voted           96.6% of shares outstanding
AGAINST      13,736.00          0.47% of shares voted           0.46% of shares outstanding
ABSTAIN         177.00          0.01% of shares voted           0.01% of shares outstanding



--------------------------------------------------------------------------------
84

--------------------------------------------------------------------------------

NOTES









--------------------------------------------------------------------------------

                              [PILLAR LOGO OMITTED]
                                THE PILLAR FUNDS
                           YOUR INVESTMENT FOUNDATION

                               INVESTMENT ADVISOR
                         Fleet Investment Advisors Inc.
                                Boston, MA 02109

                                  ADMINISTRATOR
                      SEI Investments Mutual Fund Services
                                 Oaks, PA 19456

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456



       THE PILLAR FUNDS, PILLAR, THE STYLIZED "P" LOGO AND YOUR INVESTMENT
        FOUNDATION ARE REGISTERED SERVICE MARKS OF FLEET NATIONAL BANK.
       REACH HIGHER, SUMMIT, SUMMIT BANK, SUMMIT FINANCIAL SERVICES GROUP
                 AND SUMMIT BANCORP ARE REGISTERED SERVICE MARKS
                      OF FLEETBOSTON FINANCIAL CORPORATION.

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
               BY A CURRENT PROSPECTUS. FOR MORE INFORMATION CALL,
       1-800-932-7782. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.



              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

PIL-F-008-10000                                              SANPILLAR (6/30/01)